American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity ETF (AVEM)
November 30, 2023

Avantis Emerging Markets Equity ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.2%
Brazil — 6.3%
3R Petroleum Oleo E Gas SA(1)	329,893	2,014,726
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	36,000	6,290
AES Brasil Energia SA(1)	146,110	322,377
Allos SA	523,926	2,713,275
Alpargatas SA, Preference Shares(1)	62,700	121,144
Alupar Investimento SA	49,712	291,179
Ambev SA, ADR	1,453,973	3,983,886
Americanas SA(1)	99,443	18,587
Arezzo Industria e Comercio SA	7,300	87,801
Atacadao SA	172,300	398,015
Auren Energia SA	145,183	431,533
Azul SA, ADR(1)	42,021	435,338
B3 SA - Brasil Bolsa Balcao	778,500	2,116,258
Banco ABC Brasil SA(1)	7,000	30,662
Banco ABC Brasil SA, Preference Shares	142,710	640,478
Banco BMG SA, Preference Shares	46,900	25,346
Banco Bradesco SA	329,798	956,820
Banco Bradesco SA, ADR(2)	2,412,898	8,034,950
Banco BTG Pactual SA	408,200	2,952,412
Banco do Brasil SA	432,390	4,765,729
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	435,500	1,064,407
Banco Pan SA, Preference Shares	145,900	237,137
Banco Santander Brasil SA, ADR	327,564	2,050,551
BB Seguridade Participacoes SA	278,200	1,774,199
Bemobi Mobile Tech SA	41,300	107,319
Blau Farmaceutica SA	22,200	70,361
BrasilAgro - Co. Brasileira de Propriedades Agricolas	59,000	289,603
Braskem SA, Class A, ADR(1)(2)	78,724	612,473
BRF SA, ADR(1)(2)	687,463	2,007,392
C&A MODAS SA(1)	359,500	604,030
Camil Alimentos SA	65,500	100,205
CCR SA	796,200	2,190,256
Centrais Eletricas Brasileiras SA, ADR(2)	313,486	2,595,664
Centrais Eletricas Brasileiras SA, Class B Preference Shares	45,200	412,049
Cia Brasileira de Aluminio	209,200	175,111
Cia Brasileira de Distribuicao, ADR(1)	503,087	323,384
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	288,467	3,957,767
Cia de Saneamento de Minas Gerais Copasa MG	403,800	1,534,129
Cia de Saneamento do Parana	141,200	756,769
Cia de Saneamento do Parana, Preference Shares	1,141,500	1,229,152
Cia Energetica de Minas Gerais, ADR(2)	1,061,297	2,345,466
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	50,600	477,313
Cia Paranaense de Energia	86,000	153,408
Cia Paranaense de Energia, ADR(2)	187,574	1,800,710
Cia Paranaense de Energia, Preference Shares	1,252,800	2,407,836
Cia Siderurgica Nacional SA, ADR	1,222,602	4,022,361
Cielo SA	1,066,100	868,553
Clear Sale SA(1)	38,200	26,931

Construtora Tenda SA(1)	101,900	284,249
Cosan SA	394,796	1,418,909
CPFL Energia SA	99,800	743,930
Cristal Pigmentos do Brasil SA, Preference Shares	1,700	12,928
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	83,700	409,313
Cury Construtora e Incorporadora SA	81,500	287,284
CVC Brasil Operadora e Agencia de Viagens SA(1)	75,000	51,351
Cyrela Brazil Realty SA Empreendimentos e Participacoes	502,700	2,216,270
Desktop SA	17,400	57,446
Dexco SA	232,111	343,306
Dexxos Participacoes SA	17,400	40,300
Direcional Engenharia SA	130,200	528,519
EcoRodovias Infraestrutura e Logistica SA	450,200	788,437
Embraer SA, ADR(1)(2)	325,041	5,684,967
Empreendimentos Pague Menos SA	45,100	30,512
Enauta Participacoes SA	270,800	851,674
Energisa SA	270,600	2,883,549
Eneva SA(1)	379,300	967,891
Engie Brasil Energia SA	115,000	1,031,765
Equatorial Energia SA	481,662	3,334,022
Eternit SA	88,500	154,990
Eucatex SA Industria e Comercio, Preference Shares	16,500	53,536
Even Construtora e Incorporadora SA	119,200	170,007
Ez Tec Empreendimentos e Participacoes SA	189,200	712,664
Fleury SA	70,192	246,853
Fras-Le SA	35,437	111,234
Gafisa SA(1)	14,183	18,874
Gerdau SA, ADR	1,690,490	7,539,585
Gol Linhas Aereas Inteligentes SA(1)	367,784	373,609
Gol Linhas Aereas Inteligentes SA, ADR(1)(2)	40,940	147,793
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	81,320	150,181
GPS Participacoes e Empreendimentos SA	35,800	130,266
Grendene SA	160,800	215,291
Grupo Casas Bahia SA(1)	2,584,200	278,263
Grupo Mateus SA(1)	263,700	338,060
Grupo SBF SA	135,700	302,992
Guararapes Confeccoes SA(1)	156,700	194,838
Hapvida Participacoes e Investimentos SA(1)	509,285	450,095
Hidrovias do Brasil SA(1)	694,200	514,792
Hypera SA	61,400	421,388
Iguatemi SA	556,894	2,588,705
Iguatemi SA	2	1
Infracommerce CXAAS SA(1)	3,800	1,297
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	47,400	209,359
Inter & Co., Inc.(1)	5,965	31,352
International Meal Co. Alimentacao SA, Class A(1)	63,300	24,692
Iochpe Maxion SA	159,900	387,239
Irani Papel e Embalagem SA	78,400	164,858
IRB-Brasil Resseguros SA(1)	199,693	2,058,578
Itau Unibanco Holding SA, ADR(2)	2,596,253	16,616,019
Jalles Machado SA	95,121	154,411
JBS SA	156,100	740,532
JHSF Participacoes SA	371,000	329,389
Kepler Weber SA	129,100	292,977
Klabin SA	597,100	2,747,700

Lavvi Empreendimentos Imobiliarios SA	108,980	165,837
Light SA(1)	274,300	331,586
Localiza Rent a Car SA	316,876	3,853,719
Localiza Rent a Car SA(1)	2,323	26,713
Locaweb Servicos de Internet SA	218,700	270,151
LOG Commercial Properties e Participacoes SA	38,700	180,918
Log-in Logistica Intermodal SA(1)	35,767	352,725
Lojas Renner SA	172,700	577,532
LPS Brasil Consultoria de Imoveis SA	47,300	21,046
M Dias Branco SA	16,700	119,226
Magazine Luiza SA(1)	295,700	120,153
Mahle-Metal Leve SA	35,500	229,067
Marcopolo SA	4,900	4,759
Marcopolo SA, Preference Shares	428,600	526,819
Marfrig Global Foods SA	366,537	726,067
Marisa Lojas SA(1)	8,617	6,723
Meliuz SA(1)	20,730	31,545
Metalurgica Gerdau SA, Preference Shares	826,600	1,726,404
Mills Estruturas e Servicos de Engenharia SA	204,100	526,624
Minerva SA	236,100	349,685
Mitre Realty Empreendimentos E Participacoes LTDA	16,000	15,441
Moura Dubeux Engenharia SA(1)	10,400	24,954
Movida Participacoes SA	207,600	466,905
MRV Engenharia e Participacoes SA(1)	578,600	1,132,032
Multilaser Industrial SA(1)	127,700	56,818
Multiplan Empreendimentos Imobiliarios SA	116,500	645,927
Natura & Co. Holding SA(1)	51,756	174,025
Odontoprev SA	180,340	408,527
Omega Energia SA(1)	82,409	160,731
Pagseguro Digital Ltd., Class A(1)	191,212	1,927,417
Pet Center Comercio e Participacoes SA	299,500	251,913
Petroleo Brasileiro SA, ADR	1,415,950	21,621,557
Petroleo Brasileiro SA, ADR, Preference Shares	1,811,860	26,362,563
Petroreconcavo SA	262,700	1,054,632
Plano & Plano Desenvolvimento Imobiliario SA	21,700	47,967
Porto Seguro SA	25,400	144,131
Portobello SA	107,500	151,573
Positivo Tecnologia SA	74,100	100,716
PRIO SA(1)	543,800	5,096,554
Qualicorp Consultoria e Corretora de Seguros SA	50,200	28,659
Raia Drogasil SA	273,728	1,565,495
Raizen SA, Preference Shares	751,400	555,682
Randon SA Implementos e Participacoes, Preference Shares	235,300	536,375
Rede D'Or Sao Luiz SA	216,443	1,169,713
Romi SA	62,482	162,487
Rumo SA	400,600	1,863,805
Santos Brasil Participacoes SA	286,400	492,263
Sao Martinho SA	111,700	750,030
Sendas Distribuidora SA, ADR(2)	224,131	2,958,529
Ser Educacional SA(1)	115,400	149,582
SIMPAR SA	143,700	247,867
SLC Agricola SA	97,108	742,804
Smartfit Escola de Ginastica e Danca SA	36,500	171,078
StoneCo Ltd., A Shares(1)	355,879	5,551,712
Suzano SA, ADR	549,689	5,969,623

SYN prop e tech SA(1)	61,800	52,357
Taurus Armas SA, Preference Shares	61,600	179,467
Tegma Gestao Logistica SA	17,000	92,356
Telefonica Brasil SA, ADR	54,440	582,508
TIM SA, ADR	192,150	3,387,605
TOTVS SA	364,200	2,451,407
Transmissora Alianca de Energia Eletrica SA	125,200	924,110
Tres Tentos Agroindustrial SA	35,800	81,898
Trisul SA	88,900	101,145
Tupy SA	78,500	413,389
Ultrapar Participacoes SA, ADR	1,195,792	6,086,581
Unipar Carbocloro SA, Class B Preference Shares	105,760	1,591,111
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	667,100	1,065,289
Vale SA, ADR	1,952,622	29,289,330
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	39,700	164,944
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	157,000	292,498
Vibra Energia SA	979,700	4,641,685
Vivara Participacoes SA	3,800	23,115
Vulcabras Azaleia SA	42,200	184,248
WEG SA	305,400	2,122,018
Wilson Sons SA	59,000	185,077
Wiz Co.	47,900	59,072
XP, Inc., Class A	164,406	3,829,016
YDUQS Participacoes SA	48,300	197,928
Zamp SA(1)	143,800	170,618
		276,456,542
Chile — 0.6%
Aguas Andinas SA, A Shares	2,224,493	680,979
Banco de Chile	23,830,082	2,679,872
Banco de Credito e Inversiones SA	64,204	1,724,441
Banco Itau Chile SA	9,942	98,002
Banco Santander Chile, ADR	127,694	2,498,971
Besalco SA	44,236	21,008
CAP SA	85,446	587,663
Cencosud SA	592,777	1,101,018
Cencosud Shopping SA	172,732	275,747
Cia Cervecerias Unidas SA, ADR	20,801	254,812
Cia Sud Americana de Vapores SA	13,984,932	812,375
Colbun SA	11,420,855	1,808,378
Embotelladora Andina SA, Class B Preference Shares	315,869	761,077
Empresa Nacional de Telecomunicaciones SA	197,556	658,227
Empresas CMPC SA	1,203,851	2,328,074
Empresas Copec SA	172,128	1,274,412
Enel Americas SA(1)	7,837,257	913,451
Enel Chile SA	27,202,518	1,716,033
Engie Energia Chile SA(1)	459,015	435,533
Falabella SA(1)	59,522	138,994
Forus SA	124	202
Grupo Security SA	164,860	44,420
Inversiones Aguas Metropolitanas SA	98,703	75,966
Parque Arauco SA	597,357	857,920
Ripley Corp. SA	1,281,057	224,961
Sociedad Quimica y Minera de Chile SA, ADR(2)	64,702	3,250,628
Vina Concha y Toro SA	25,279	30,159
		25,253,323

China — 25.3%
361 Degrees International Ltd.	641,000	288,428
3SBio, Inc.	2,642,500	2,454,297
AAC Technologies Holdings, Inc.(2)	1,539,500	4,328,825
Agile Group Holdings Ltd.(1)(2)	2,024,000	235,548
Agora, Inc., ADR(1)	37,989	95,352
Agricultural Bank of China Ltd., H Shares	16,343,000	6,032,744
Air China Ltd., H Shares(1)	54,000	36,351
AK Medical Holdings Ltd.(2)	230,000	207,457
Akeso, Inc.(1)	338,000	2,156,880
Alibaba Group Holding Ltd., ADR(1)	970,878	72,699,345
Alibaba Pictures Group Ltd.(1)(2)	12,200,000	826,652
A-Living Smart City Services Co. Ltd.(1)(2)	1,556,750	756,688
Alliance International Education Leasing Holdings Ltd.(1)	382,000	64,518
Aluminum Corp. of China Ltd., H Shares	2,772,000	1,368,990
ANE Cayman, Inc.(1)	100,000	81,754
Anhui Conch Cement Co. Ltd., H Shares	1,068,000	2,490,415
Anhui Expressway Co. Ltd., H Shares	304,000	284,102
ANTA Sports Products Ltd.	1,147,200	11,972,313
Anton Oilfield Services Group(1)	330,000	17,895
Archosaur Games, Inc.(1)	151,000	37,679
Ascletis Pharma, Inc.(1)	185,000	44,801
Asia Cement China Holdings Corp.	188,500	55,471
AsiaInfo Technologies Ltd.	17,600	18,732
Autohome, Inc., ADR	130,257	3,557,319
BAIC Motor Corp. Ltd., H Shares	266,000	80,728
Baidu, Inc., ADR(1)	33,737	4,003,232
BAIOO Family Interactive Ltd.	448,000	14,667
Bairong, Inc.(1)	94,000	159,865
Bank of China Ltd., H Shares	55,834,000	20,456,968
Bank of Chongqing Co. Ltd., H Shares	300,500	151,876
Bank of Communications Co. Ltd., H Shares	7,420,000	4,373,553
BeiGene Ltd., ADR(1)	11,267	2,106,253
Beijing Capital International Airport Co. Ltd., H Shares(1)	1,134,000	410,701
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	7,500	12,898
Beijing Enterprises Holdings Ltd.	539,500	1,788,643
Beijing Enterprises Water Group Ltd.	3,552,000	713,643
Beijing Jingneng Clean Energy Co. Ltd., H Shares	1,386,000	274,958
Beijing North Star Co. Ltd., H Shares(1)	4,000	374
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	610,000	982,415
Bilibili, Inc., ADR(1)(2)	260	2,946
Binjiang Service Group Co. Ltd.	52,500	101,891
BOC Aviation Ltd.	445,200	3,203,192
BOE Varitronix Ltd.	507,000	508,569
Bosideng International Holdings Ltd.	7,326,000	3,072,008
Brii Biosciences Ltd.(1)	109,000	38,818
Brilliance China Automotive Holdings Ltd.	338,000	181,429
BYD Co. Ltd., H Shares	484,000	13,008,275
BYD Electronic International Co. Ltd.	1,619,500	7,391,999
C&D International Investment Group Ltd.	570,264	1,166,431
C&D Property Management Group Co. Ltd.	205,747	108,063
Cabbeen Fashion Ltd.	102,000	14,908
Canaan, Inc., ADR(1)(2)	628,505	949,043
Cango, Inc., ADR(1)(2)	4,407	4,539
Canvest Environmental Protection Group Co. Ltd.(2)	520,000	239,571

CARsgen Therapeutics Holdings Ltd.(1)	88,500	106,582
Cathay Media & Education Group, Inc.	96,000	10,086
Central China Management Co. Ltd.	499,000	20,475
Central China New Life Ltd.(1)	385,000	77,892
CGN Mining Co. Ltd.(1)(2)	2,070,000	430,222
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	53,400	16,930
Chaowei Power Holdings Ltd.	168,000	30,091
Cheerwin Group Ltd.	115,000	21,786
Chen Lin Education Group Holdings Ltd.(1)	16,000	3,604
China Automotive Systems, Inc.(1)	5,187	18,933
China BlueChemical Ltd., H Shares	2,264,000	524,350
China Bohai Bank Co. Ltd., H Shares(1)	1,012,500	149,137
China Chunlai Education Group Co. Ltd.	157,000	127,221
China Cinda Asset Management Co. Ltd., H Shares	15,308,000	1,488,323
China CITIC Bank Corp. Ltd., H Shares	10,785,000	4,871,882
China Coal Energy Co. Ltd., H Shares	2,269,000	1,921,261
China Communications Services Corp. Ltd., H Shares	6,022,000	2,565,809
China Conch Venture Holdings Ltd.	1,822,000	1,365,159
China Construction Bank Corp., H Shares	66,832,000	38,641,820
China Datang Corp. Renewable Power Co. Ltd., H Shares	7,849,000	1,627,465
China Dongxiang Group Co. Ltd.	1,053,000	35,721
China East Education Holdings Ltd.	1,928,500	637,197
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	116,000	37,384
China Education Group Holdings Ltd.	1,951,000	1,184,958
China Everbright Bank Co. Ltd., H Shares	3,356,000	957,924
China Everbright Environment Group Ltd.	6,064,000	1,993,988
China Everbright Greentech Ltd.(2)	289,000	28,446
China Everbright Ltd.	1,068,000	616,508
China Everbright Water Ltd. (Singapore)(2)	138,500	20,740
China Feihe Ltd.	7,104,000	4,162,693
China Foods Ltd.	282,000	94,975
China Galaxy Securities Co. Ltd., H Shares	4,455,500	2,383,762
China Gas Holdings Ltd.	3,040,800	2,787,988
China General Education Group Ltd.(1)	60,000	77
China Glass Holdings Ltd.(1)	622,000	54,886
China Hanking Holdings Ltd.	175,000	17,654
China Harmony Auto Holding Ltd.(1)	269,500	23,839
China High Speed Transmission Equipment Group Co. Ltd.(1)	437,000	97,692
China Hongqiao Group Ltd.(2)	4,330,000	3,526,072
China International Capital Corp. Ltd., H Shares	1,320,800	2,086,279
China Kepei Education Group Ltd.	130,000	28,851
China Lesso Group Holdings Ltd.	1,601,000	882,845
China Life Insurance Co. Ltd., Class H	2,153,865	2,917,388
China Lilang Ltd.	164,000	87,657
China Literature Ltd.(1)	429,000	1,462,491
China Longyuan Power Group Corp. Ltd., H Shares	3,628,000	2,713,417
China Maple Leaf Educational Systems Ltd.(1)	230,000	10,158
China Medical System Holdings Ltd.	3,037,000	5,833,714
China Meidong Auto Holdings Ltd.	556,000	340,294
China Mengniu Dairy Co. Ltd.(1)	3,786,000	11,862,999
China Merchants Bank Co. Ltd., H Shares	3,014,000	10,518,908
China Merchants Land Ltd.	148,000	5,871
China Merchants Port Holdings Co. Ltd.	3,621,175	4,635,250
China Minsheng Banking Corp. Ltd., H Shares	7,841,000	2,620,568
China Modern Dairy Holdings Ltd.(2)	2,304,000	224,240

China National Building Material Co. Ltd., H Shares	6,768,000	3,010,687
China New Higher Education Group Ltd.	2,107,000	543,534
China Nonferrous Mining Corp. Ltd.	2,983,000	1,803,532
China Oil & Gas Group Ltd.(1)	280,000	8,807
China Oriental Group Co. Ltd.	530,000	82,096
China Pacific Insurance Group Co. Ltd., H Shares	2,188,600	4,622,085
China Petroleum & Chemical Corp., Class H	22,040,300	11,311,809
China Power International Development Ltd.(2)	10,521,000	3,866,029
China Railway Group Ltd., H Shares	7,634,000	3,350,640
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	42,715
China Rare Earth Holdings Ltd.(1)	604,000	27,496
China Reinsurance Group Corp., H Shares	302,000	16,987
China Renaissance Holdings Ltd.(1)(2)	202,700	94,327
China Resources Beer Holdings Co. Ltd.	810,000	3,651,403
China Resources Cement Holdings Ltd.	7,608,000	1,751,958
China Resources Gas Group Ltd.	217,300	681,048
China Resources Land Ltd.	1,484,000	5,433,206
China Resources Medical Holdings Co. Ltd.	2,678,500	1,527,626
China Resources Mixc Lifestyle Services Ltd.	764,600	2,890,474
China Resources Pharmaceutical Group Ltd.	1,837,500	1,145,390
China Resources Power Holdings Co. Ltd.	4,128,000	7,959,425
China Risun Group Ltd.(2)	3,920,000	1,615,267
China Ruyi Holdings Ltd.(1)(2)	1,236,000	280,008
China Sanjiang Fine Chemicals Co. Ltd.(1)	248,000	38,400
China SCE Group Holdings Ltd.(1)(2)	2,606,000	66,851
China Shenhua Energy Co. Ltd., H Shares	3,180,500	10,387,271
China Shineway Pharmaceutical Group Ltd.	316,000	271,253
China Shuifa Singyes Energy Holdings Ltd.(1)(2)	434,000	22,281
China Silver Group Ltd.(1)	376,000	8,349
China South City Holdings Ltd.(2)	2,488,000	114,637
China Southern Airlines Co. Ltd., H Shares(1)	364,000	174,627
China Starch Holdings Ltd.	1,320,000	21,812
China Sunshine Paper Holdings Co. Ltd.(1)	645,500	239,461
China Suntien Green Energy Corp. Ltd., H Shares	1,196,000	397,775
China Taiping Insurance Holdings Co. Ltd.	2,748,600	2,496,897
China Tobacco International HK Co. Ltd.(2)	6,000	8,166
China Tower Corp. Ltd., H Shares	76,158,000	7,895,013
China Traditional Chinese Medicine Holdings Co. Ltd.	4,796,000	2,452,100
China Travel International Investment Hong Kong Ltd.	1,524,000	278,950
China Vanke Co. Ltd., H Shares	5,067,700	5,114,934
China Water Affairs Group Ltd.	634,000	359,911
China XLX Fertiliser Ltd.	752,000	320,126
China Yongda Automobiles Services Holdings Ltd.	1,732,500	663,012
China Youran Dairy Group Ltd.(2)	683,000	126,234
China Yuhua Education Corp. Ltd.(1)	1,864,000	165,202
China ZhengTong Auto Services Holdings Ltd.(1)	518,000	22,183
Chongqing Rural Commercial Bank Co. Ltd., H Shares	683,000	252,609
Chow Tai Fook Jewellery Group Ltd.	2,366,000	3,434,968
CIFI Ever Sunshine Services Group Ltd.	1,006,000	162,460
CIFI Holdings Group Co. Ltd.(1)(2)	2,891,616	114,645
CIMC Enric Holdings Ltd.	2,168,000	1,871,034
CIMC Vehicles Group Co. Ltd., Class H	20,000	17,633
CITIC Ltd.	5,161,000	4,855,444
CITIC Securities Co. Ltd., H Shares	1,723,950	3,578,650
CMGE Technology Group Ltd.(1)	1,064,000	194,633

CMOC Group Ltd., H Shares	3,072,000	1,755,407
CNFinance Holdings Ltd., ADR(1)(2)	5,468	11,756
COFCO Joycome Foods Ltd.(1)(2)	3,831,000	923,132
Concord New Energy Group Ltd.	8,940,000	767,426
Consun Pharmaceutical Group Ltd.	108,000	62,265
Coolpad Group Ltd.(1)	1,854,000	11,621
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	370,000	359,022
COSCO SHIPPING Holdings Co. Ltd., Class H	5,266,249	4,851,834
COSCO SHIPPING International Hong Kong Co. Ltd.	166,000	59,331
COSCO SHIPPING Ports Ltd.	2,203,943	1,480,187
Country Garden Holdings Co. Ltd.(1)(2)	18,870,339	2,123,048
CPMC Holdings Ltd.	201,000	166,743
Crazy Sports Group Ltd.(1)	902,000	12,461
CSPC Pharmaceutical Group Ltd.	17,291,760	15,572,957
CSSC Hong Kong Shipping Co. Ltd.	620,000	106,366
Daqo New Energy Corp., ADR(1)	113,988	2,696,956
Datang International Power Generation Co. Ltd., H Shares(2)	38,000	5,739
Dexin China Holdings Co. Ltd.(1)	444,000	7,624
Differ Group Auto Ltd.(1)(2)	546,000	4,053
Digital China Holdings Ltd.	836,000	225,500
Dongfeng Motor Group Co. Ltd., Class H	6,100,000	3,060,499
Dongyue Group Ltd.	3,922,000	2,991,495
Duiba Group Ltd.(1)	119,600	4,508
Dynagreen Environmental Protection Group Co. Ltd., H Shares	11,000	3,221
East Buy Holding Ltd.(1)(2)	268,000	994,640
Edvantage Group Holdings Ltd.	499,543	152,307
E-House China Enterprise Holdings Ltd.(1)(2)	622,200	16,687
ENN Energy Holdings Ltd.	371,000	2,560,743
Essex Bio-technology Ltd.	120,000	39,727
EVA Precision Industrial Holdings Ltd.	1,202,000	115,199
Everest Medicines Ltd.(1)(2)	103,000	269,900
Excellence Commercial Property & Facilities Management Group Ltd.	576,000	106,176
Fanhua, Inc., ADR(1)(2)	23,222	151,407
Fenbi Ltd.(1)	292,500	191,778
FIH Mobile Ltd.(1)	1,321,000	98,043
FinVolution Group, ADR	491,765	2,178,519
Fire Rock Holdings Ltd.(1)(2)	186,000	3,881
First Tractor Co. Ltd., H Shares(2)	202,000	125,906
Flat Glass Group Co. Ltd., H Shares(2)	39,000	64,155
Fosun International Ltd.	3,420,500	1,946,987
Fountain SET Holdings Ltd.(1)	26,000	1,309
Fu Shou Yuan International Group Ltd.	1,672,000	1,089,647
Fufeng Group Ltd.(2)	3,971,000	2,108,668
Fullshare Holdings Ltd.(1)(2)	8,515,000	11,964
Fuyao Glass Industry Group Co. Ltd., H Shares	232,800	1,091,368
Ganfeng Lithium Group Co. Ltd., H Shares(2)	129,280	413,504
Gaotu Techedu, Inc., ADR(1)(2)	96,981	251,181
GCL New Energy Holdings Ltd.(1)	336,237	16,137
GCL Technology Holdings Ltd.	23,255,000	3,093,535
GDS Holdings Ltd., Class A(1)	917,700	1,164,856
Geely Automobile Holdings Ltd.	8,437,000	9,180,131
Gemdale Properties & Investment Corp. Ltd.	2,760,000	89,984
Genertec Universal Medical Group Co. Ltd.	2,094,000	1,116,282
GF Securities Co. Ltd., H Shares	1,577,800	1,973,478
Global Cord Blood Corp.(1)(2)	18,571	22,285

Glorious Property Holdings Ltd.(1)	130,000	165
Glory Health Industry Ltd.(1)	17,000	84
Goldwind Science & Technology Co. Ltd., H Shares	367,400	168,351
Goodbaby International Holdings Ltd.(1)	338,000	23,787
Grand Baoxin Auto Group Ltd.(1)	22,000	579
Grand Pharmaceutical Group Ltd.	1,011,500	574,048
Great Wall Motor Co. Ltd., H Shares(2)	2,535,000	3,652,960
Greatview Aseptic Packaging Co. Ltd.(1)	139,000	30,481
Greenland Hong Kong Holdings Ltd.(1)	321,000	12,103
Greentown China Holdings Ltd.	1,017,500	1,082,372
Greentown Management Holdings Co. Ltd.	260,000	188,936
Guangdong Investment Ltd.	228,000	158,238
Guangzhou Automobile Group Co. Ltd., H Shares	1,046,000	484,689
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	2,981,600	453,570
Guotai Junan Securities Co. Ltd., H Shares	69,200	79,890
H World Group Ltd., ADR(1)	111,884	4,092,717
Haidilao International Holding Ltd.	1,780,000	3,532,374
Haier Smart Home Co. Ltd., H Shares	2,360,000	6,824,255
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	147,000	134,678
Haitian International Holdings Ltd.	1,536,000	3,909,931
Haitong Securities Co. Ltd., H Shares	3,484,400	1,952,647
Hangzhou Tigermed Consulting Co. Ltd., H Shares	23,800	125,315
Hansoh Pharmaceutical Group Co. Ltd.	360,000	727,552
Harbin Electric Co. Ltd., H Shares	654,000	176,388
Hebei Construction Group Corp. Ltd., H Shares(1)	31,500	2,621
Hello Group, Inc., ADR	495,050	3,198,023
Hengan International Group Co. Ltd.	1,512,000	5,520,281
Hilong Holding Ltd.(1)	968,000	29,933
Hisense Home Appliances Group Co. Ltd., H Shares	1,179,000	2,905,279
Hollysys Automation Technologies Ltd.(1)	145,936	3,327,341
Homeland Interactive Technology Ltd.	142,000	37,777
Honworld Group Ltd.(1)	7,500	454
Hope Education Group Co. Ltd.(1)	8,524,000	474,327
Hopson Development Holdings Ltd.(1)	326,624	186,730
Hua Hong Semiconductor Ltd.(1)(2)	1,467,000	3,390,205
Huabao International Holdings Ltd.(2)	578,000	189,938
Huadian Power International Corp. Ltd., H Shares(2)	132,000	54,109
Huaneng Power International, Inc., H Shares(1)	1,924,000	1,001,335
Huatai Securities Co. Ltd., H Shares	1,859,000	2,325,201
Huaxi Holdings Co. Ltd.(1)	4,000	669
Huijing Holdings Co. Ltd.(1)(2)	516,000	1,684
HUYA, Inc., ADR(1)	109,034	369,625
Hygeia Healthcare Holdings Co. Ltd.(2)	118,000	725,720
iDreamSky Technology Holdings Ltd.(1)	281,200	88,645
Industrial & Commercial Bank of China Ltd., H Shares	36,767,000	17,494,743
Ingdan, Inc.	198,000	31,899
Inkeverse Group Ltd.(1)	1,928,000	209,725
Innovent Biologics, Inc.(1)	162,000	948,746
iQIYI, Inc., ADR(1)	528,155	2,371,416
IVD Medical Holding Ltd.(1)	3,000	678
JD Health International, Inc.(1)	325,500	1,547,465
JD Logistics, Inc.(1)	652,300	800,043
JD.com, Inc., ADR	65,273	1,790,438
JD.com, Inc., Class A	36,345	495,749
JH Educational Technology, Inc.(1)	102,000	9,824

Jiangsu Expressway Co. Ltd., H Shares	692,000	621,381
Jiangxi Copper Co. Ltd., H Shares	1,188,000	1,684,257
Jinchuan Group International Resources Co. Ltd.	2,577,000	151,754
Jingrui Holdings Ltd.(1)(2)	10,000	45
Jinke Smart Services Group Co. Ltd., H Shares(1)(2)	114,400	133,185
Jinxin Fertility Group Ltd.(1)(2)	5,562,000	2,667,251
Jiumaojiu International Holdings Ltd.	464,000	468,296
JNBY Design Ltd.	140,000	171,367
Joy Spreader Group, Inc.(1)	363,000	7,985
JOYY, Inc., ADR	56,440	2,167,860
Jutal Offshore Oil Services Ltd.(1)	186,000	11,889
Kangji Medical Holdings Ltd.	91,000	86,874
Kanzhun Ltd., ADR(1)	55,538	918,043
KE Holdings, Inc., ADR	646,091	10,292,230
Keymed Biosciences, Inc.(1)(2)	262,000	1,881,345
Kingboard Holdings Ltd.	1,143,500	2,752,909
Kingboard Laminates Holdings Ltd.	1,798,500	1,566,486
Kingdee International Software Group Co. Ltd.(1)	1,781,000	2,472,394
Kingsoft Cloud Holdings Ltd., ADR(1)(2)	8,181	35,751
Kingsoft Corp. Ltd.	682,200	2,178,788
Kuaishou Technology(1)	223,200	1,645,732
Kunlun Energy Co. Ltd.	4,134,000	3,820,010
KWG Group Holdings Ltd.(1)	1,925,000	172,116
KWG Living Group Holdings Ltd.(1)(2)	1,096,249	67,990
Lee & Man Paper Manufacturing Ltd.	1,184,000	325,992
Lenovo Group Ltd.	4,396,000	5,425,179
Leoch International Technology Ltd.	122,000	20,740
LexinFintech Holdings Ltd., ADR	129,092	229,784
Li Auto, Inc., ADR(1)	497,127	18,368,843
Li Ning Co. Ltd.	2,238,000	6,227,916
Lifetech Scientific Corp.(1)	5,044,000	1,549,907
Linklogis, Inc., Class B(2)	1,115,000	230,894
Logan Group Co. Ltd.(1)(2)	211,000	19,415
Longfor Group Holdings Ltd.	1,328,624	2,349,154
Lonking Holdings Ltd.	1,310,000	199,246
Lufax Holding Ltd., ADR	426,436	362,002
Luye Pharma Group Ltd.(1)(2)	3,151,000	1,572,615
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	1,760,000	206,505
Maanshan Iron & Steel Co. Ltd., H Shares	60,000	9,453
Maoyan Entertainment(1)	134,600	161,886
Meitu, Inc.(2)	4,814,000	2,129,469
Meituan, Class B(1)	1,498,910	17,352,128
Metallurgical Corp. of China Ltd., H Shares	198,000	37,540
Midea Real Estate Holding Ltd.	511,000	384,346
MINISO Group Holding Ltd., ADR	116,492	2,950,742
Minsheng Education Group Co. Ltd.	254,000	8,939
Minth Group Ltd.	1,708,000	3,699,860
MMG Ltd.(1)(2)	6,768,000	1,942,591
Mobvista, Inc.(1)	142,000	53,409
Moody Technology Holdings Ltd.(1)	2,080,000	81,309
Mulsanne Group Holding Ltd.(1)	87,500	8,398
Nam Tai Property, Inc.(1)(2)	9,475	45,006
NetDragon Websoft Holdings Ltd.	408,500	702,994
NetEase, Inc., ADR	367,231	41,673,374
New China Life Insurance Co. Ltd., H Shares	1,005,600	1,998,117

New Horizon Health Ltd.(1)(2)	155,500	481,722
New Oriental Education & Technology Group, Inc., ADR(1)	14,353	1,168,047
Nexteer Automotive Group Ltd.	1,246,000	803,300
Nine Dragons Paper Holdings Ltd.	2,246,000	1,124,659
NIO, Inc., ADR(1)	347,192	2,524,086
Niu Technologies, ADR(1)	15,203	35,575
Noah Holdings Ltd., ADR	40,438	518,415
Nongfu Spring Co. Ltd., H Shares(2)	841,800	4,801,441
OneConnect Financial Technology Co. Ltd., ADR(1)(2)	5,186	16,284
Orient Overseas International Ltd.	558,000	6,709,202
PDD Holdings, Inc., ADR(1)	352,861	52,025,826
Peijia Medical Ltd.(1)	27,000	27,612
People's Insurance Co. Group of China Ltd., H Shares	8,753,000	2,835,358
Perennial Energy Holdings Ltd.	320,000	35,178
PetroChina Co. Ltd., Class H	13,130,200	8,592,060
Pharmaron Beijing Co. Ltd., H Shares(2)	30,675	74,123
PICC Property & Casualty Co. Ltd., H Shares	8,664,000	10,064,488
Ping An Healthcare & Technology Co. Ltd.(1)(2)	259,100	578,087
Ping An Insurance Group Co. of China Ltd., H Shares	4,959,282	22,746,494
Poly Property Group Co. Ltd.	3,404,844	700,673
Pop Mart International Group Ltd.(2)	805,200	2,416,203
Postal Savings Bank of China Co. Ltd., H Shares	6,153,000	2,729,592
Powerlong Commercial Management Holdings Ltd.(2)	96,000	32,612
Powerlong Real Estate Holdings Ltd.(1)(2)	327,000	29,250
Prinx Chengshan Holdings Ltd.	1,000	841
Q Technology Group Co. Ltd.(1)(2)	324,000	195,378
Qifu Technology, Inc., ADR	320,036	4,966,959
Qudian, Inc., ADR(1)	44,649	70,545
Radiance Holdings Group Co. Ltd.(1)(2)	1,142,000	510,258
Redco Properties Group Ltd.(1)(2)	44,000	3,746
Road King Infrastructure Ltd.(1)	27,000	5,691
Ronshine China Holdings Ltd.(1)	202,500	5,669
Sany Heavy Equipment International Holdings Co. Ltd.	954,000	991,506
SCE Intelligent Commercial Management Holdings Ltd.(1)	165,000	15,421
SciClone Pharmaceuticals Holdings Ltd.	130,000	226,268
Seazen Group Ltd.(1)(2)	5,118,000	942,295
Shandong Gold Mining Co. Ltd., H Shares	183,000	361,354
Shandong Hi-Speed New Energy Group Ltd.(1)	145,199	43,447
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,631,200	1,548,371
Shanghai Electric Group Co. Ltd., H Shares(1)	208,000	44,432
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	92,500	204,555
Shanghai Industrial Holdings Ltd.	818,000	982,176
Shanghai Industrial Urban Development Group Ltd.(1)	403,600	18,876
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	629,000	911,807
Shanghai Pioneer Holding Ltd.	123,000	29,711
Shenzhen Expressway Corp. Ltd., H Shares	438,000	352,668
Shenzhen International Holdings Ltd.	2,292,500	1,691,798
Shenzhen Investment Ltd.	1,148,000	165,878
Shenzhou International Group Holdings Ltd.	1,117,500	11,188,310
Shimao Group Holdings Ltd.(1)	245,000	20,389
Shimao Services Holdings Ltd.(1)(2)	1,109,000	171,718
Shinsun Holdings Group Co. Ltd.(1)	641,000	7,180
Shoucheng Holdings Ltd.	312,800	52,906
Shougang Fushan Resources Group Ltd.	3,879,249	1,400,977
Shui On Land Ltd.	13,174,500	1,230,686

Sihuan Pharmaceutical Holdings Group Ltd.	5,122,000	450,715
Simcere Pharmaceutical Group Ltd.(2)	1,801,000	1,696,591
Sino Biopharmaceutical Ltd.	19,186,500	9,411,519
Sino-Ocean Group Holding Ltd.(1)(2)	2,966,500	204,773
Sinopec Engineering Group Co. Ltd., H Shares	2,696,000	1,393,045
Sinopec Kantons Holdings Ltd.	482,000	187,451
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	318,400	45,619
Sinopharm Group Co. Ltd., H Shares	2,652,000	6,572,331
Sinotrans Ltd., H Shares	138,000	50,347
Sinotruk Hong Kong Ltd.	266,500	552,837
Skyworth Group Ltd.	3,157,087	1,240,729
SOHO China Ltd.(1)	1,023,000	103,369
Sohu.com Ltd., ADR(1)	44,427	356,305
SSY Group Ltd.	2,620,000	1,619,090
Sun King Technology Group Ltd.(1)	708,000	130,446
Sunac Services Holdings Ltd.(2)	1,424,000	411,314
Sunny Optical Technology Group Co. Ltd.	909,000	8,608,264
Sunpower Group Ltd.	104,600	18,066
SY Holdings Group Ltd.	180,500	115,515
TAL Education Group, ADR(1)	503,432	6,308,003
TCL Electronics Holdings Ltd.	752,000	253,643
Tencent Holdings Ltd.	2,449,600	102,048,244
Tencent Music Entertainment Group, ADR(1)	499,994	4,254,949
Tian Ge Interactive Holdings Ltd.	9,000	472
Tian Lun Gas Holdings Ltd.	137,500	60,577
Tiangong International Co. Ltd.	2,072,000	619,971
Tianneng Power International Ltd.(2)	3,214,000	2,640,705
Tibet Water Resources Ltd.(1)	19,000	694
Times China Holdings Ltd.(1)(2)	1,901,000	95,814
Times Neighborhood Holdings Ltd.	545,000	38,999
Tingyi Cayman Islands Holding Corp.	2,988,000	3,760,552
Tong Ren Tang Technologies Co. Ltd., H Shares	699,000	587,966
Tongcheng Travel Holdings Ltd.(1)	52,000	95,595
Tongda Group Holdings Ltd.(1)	2,745,000	43,270
Tongdao Liepin Group(1)(2)	68,800	53,290
Topsports International Holdings Ltd.	3,967,000	3,224,089
Towngas Smart Energy Co. Ltd.(1)	588,000	249,726
TravelSky Technology Ltd., H Shares	1,093,000	1,841,356
Trigiant Group Ltd.(1)	28,000	1,113
Trip.com Group Ltd., ADR(1)	233,257	8,205,981
Truly International Holdings Ltd.	2,460,000	217,196
Tsaker New Energy Tech Co. Ltd.	123,500	16,887
Tsingtao Brewery Co. Ltd., H Shares	428,000	2,828,179
Tuya, Inc., ADR(1)	16,113	35,771
Uni-President China Holdings Ltd.	1,887,000	1,206,935
United Strength Power Holdings Ltd.(1)(2)	21,000	14,133
Untrade.Ch Wood Opti(1)	8,000	10
Up Fintech Holding Ltd., ADR(1)	34,340	152,470
Venus MedTech Hangzhou, Inc., H Shares(1)	36,500	26,261
Vinda International Holdings Ltd.(2)	617,000	1,586,503
Vipshop Holdings Ltd., ADR(1)	858,323	13,758,918
Viva Biotech Holdings(1)	940,000	136,903
Vnet Group, Inc., ADR(1)(2)	297,037	831,704
Want Want China Holdings Ltd.	7,994,000	4,680,924
Wasion Holdings Ltd.	82,000	32,737

Weibo Corp., ADR	198,380	2,005,622
Weichai Power Co. Ltd., H Shares	1,088,000	2,001,942
Weiqiao Textile Co., H Shares(1)	80,000	17,513
West China Cement Ltd.	4,868,000	429,307
Wison Engineering Services Co. Ltd.(1)	19,000	913
Wuling Motors Holdings Ltd.	800,000	52,128
WuXi AppTec Co. Ltd., H Shares(2)	80,704	944,064
Wuxi Biologics Cayman, Inc.(1)	865,000	4,802,551
X Financial, ADR	464	1,995
Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,406,000	524,202
Ximei Resources Holding Ltd.(1)	35,000	20,844
Xin Point Holdings Ltd.(2)	57,000	19,534
Xingda International Holdings Ltd.	154,482	29,279
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	230,000	200,077
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	256,000	27,486
Xinte Energy Co. Ltd., H Shares(1)(2)	1,475,200	1,889,912
Xinyi Energy Holdings Ltd.(2)	2,750,199	460,394
Xinyi Solar Holdings Ltd.	4,208,976	2,414,631
XPeng, Inc., Class A, ADR(1)	31,117	516,853
Yadea Group Holdings Ltd.	1,600,000	3,008,700
Yankuang Energy Group Co. Ltd., H Shares	3,098,000	5,755,064
Yeahka Ltd.(1)(2)	238,400	426,085
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	277,400	339,122
Yidu Tech, Inc.(1)	476,200	297,683
Yihai International Holding Ltd.(1)	613,000	1,021,495
Yixin Group Ltd.(2)	184,500	14,406
Youdao, Inc., ADR(1)(2)	4,860	20,218
YuanShengTai Dairy Farm Ltd.(1)	190,000	2,835
Yuexiu Property Co. Ltd.	2,901,400	2,642,790
Yuexiu Services Group Ltd.	371,500	120,319
Yuexiu Transport Infrastructure Ltd.	1,724,000	936,034
Yum China Holdings, Inc.	368,441	15,909,282
Yuzhou Group Holdings Co. Ltd.(1)	1,722,955	25,492
Zengame Technology Holding Ltd.	708,000	361,775
Zhaojin Mining Industry Co. Ltd., H Shares	447,500	579,584
Zhejiang Expressway Co. Ltd., H Shares(2)	3,350,000	2,121,328
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	124,400	121,322
Zhenro Properties Group Ltd.(1)(2)	2,338,000	29,892
Zhong An Group Ltd.(1)	415,000	6,097
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	400	1,009
Zhongsheng Group Holdings Ltd.	868,000	2,074,209
Zhongyu Energy Holdings Ltd.(1)	175,000	116,043
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	895,000	263,679
Zhuguang Holdings Group Co. Ltd.(1)	616,000	26,806
Zijin Mining Group Co. Ltd., H Shares	4,672,000	7,398,696
Zonqing Environmental Ltd.(1)	12,000	38,468
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	608,400	323,851
ZTO Express Cayman, Inc., ADR	598,745	13,363,988
		1,104,731,991
Colombia — 0.2%
Almacenes Exito SA, ADR(1)(2)	249,656	1,747,592
Banco Davivienda SA, Preference Shares	24,226	92,902
Bancolombia SA	50,068	395,472
Bancolombia SA, ADR	63,367	1,748,295
Cementos Argos SA	6,574	9,069

Corp. Financiera Colombiana SA	24,838	73,849
Ecopetrol SA, ADR(2)	233,280	2,941,661
Empresa de Telecomunicaciones de Bogota(1)	18,600	313
Grupo Argos SA	159,091	412,004
Interconexion Electrica SA ESP	113,869	429,860
		7,851,017
Czech Republic — 0.2%
CEZ AS	109,466	4,844,531
Komercni Banka AS	55,963	1,734,058
Moneta Money Bank AS	255,796	1,000,135
		7,578,724
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	2,621,749	3,671,524
Greece — 0.5%
Aegean Airlines SA(1)	77,859	971,325
Alpha Services & Holdings SA(1)	1,574,243	2,678,431
Athens Water Supply & Sewage Co. SA	3,091	19,524
Autohellas Tourist & Trading SA	2,971	39,485
Eurobank Ergasias Services & Holdings SA, Class A(1)	1,204,873	2,221,032
Fourlis Holdings SA	364	1,647
GEK Terna Holding Real Estate Construction SA(1)	61,942	892,681
Hellenic Exchanges - Athens Stock Exchange SA	8,827	50,137
Hellenic Telecommunications Organization SA	55,393	813,187
Helleniq Energy Holdings SA	46,988	389,943
Holding Co. ADMIE IPTO SA	40,446	92,521
Intracom Holdings SA(1)	19,243	56,129
Intracom SA Technical & Steel Constructions(1)	41,698	157,787
JUMBO SA	54,538	1,428,647
LAMDA Development SA(1)	19,736	141,837
Motor Oil Hellas Corinth Refineries SA	89,264	2,414,542
Mytilineos SA	36,980	1,480,266
National Bank of Greece SA(1)	314,988	2,158,911
OPAP SA	48,985	783,337
Piraeus Financial Holdings SA(1)	822,752	2,931,617
Public Power Corp. SA(1)	106,858	1,257,869
Sunrisemezz PLC(1)	41,774	9,568
Terna Energy SA	25,368	432,533
Titan Cement International SA	44,690	960,984
Viohalco SA	30,134	178,302
		22,562,242
Hong Kong — 0.1%
Antengene Corp. Ltd.(1)	98,500	25,987
Beijing Energy International Holding Co. Ltd.	70,000	1,435
Central China Real Estate Ltd.(1)(2)	218,000	2,423
China Energy Development Holdings Ltd.(1)	4,000	46
China Isotope & Radiation Corp.	14,400	23,577
China Shengmu Organic Milk Ltd.	82,000	2,937
China Xinhua Education Group Ltd.	42,000	2,947
China Zhongwang Holdings Ltd.(1)(2)	525,200	672
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	288
GOME Retail Holdings Ltd.(1)	18,683,000	176,832
Hi Sun Technology China Ltd.(1)	363,000	23,726
IMAX China Holding, Inc.	32,000	28,432
Jiayuan International Group Ltd.(1)	2,194,000	24,296
JW Cayman Therapeutics Co. Ltd.(1)	36,000	15,053

Kasen International Holdings Ltd.(1)	143,000	5,318
Pou Sheng International Holdings Ltd.	171,000	15,109
Renze Harvest International Ltd.(1)(2)	283,999	5,224
South Manganese Investment Ltd.(1)(2)	1,045,000	33,111
Tianyun International Holdings Ltd.	84,000	36,022
Wharf Holdings Ltd.(2)	1,007,000	2,617,464
		3,040,899
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	120,016	202,849
MOL Hungarian Oil & Gas PLC	504,852	4,020,655
Opus Global Nyrt(1)(2)	201,546	222,437
OTP Bank Nyrt	114,711	4,773,113
Richter Gedeon Nyrt	59,355	1,496,395
		10,715,449
India — 18.7%
360 ONE WAM Ltd.	122,038	837,939
3M India Ltd.	155	57,682
63 Moons Technologies Ltd.	6,904	40,773
Aarti Drugs Ltd.	9,663	56,518
Aarti Industries Ltd.	133,429	887,941
Aarti Pharmalabs Ltd.(1)	57,209	282,473
Aavas Financiers Ltd.(1)	25,149	434,451
ABB India Ltd.	9,355	496,209
ACC Ltd.	80,944	1,822,468
Accelya Solutions India Ltd.	2,877	47,536
Action Construction Equipment Ltd.	25,648	258,294
Adani Energy Solutions Ltd.(1)	124,815	1,311,171
Adani Enterprises Ltd.	69,537	1,970,208
Adani Green Energy Ltd.(1)	65,773	813,296
Adani Ports & Special Economic Zone Ltd.	395,840	3,924,028
Adani Power Ltd.(1)	726,343	3,771,463
Adani Total Gas Ltd.	73,941	629,955
Aditya Birla Capital Ltd.(1)	451,990	912,176
Aditya Birla Fashion & Retail Ltd.(1)	82,654	229,752
Advanced Enzyme Technologies Ltd.	16,916	67,068
Aegis Logistics Ltd.	94,747	423,010
Affle India Ltd.(1)	3,390	45,416
AGI Greenpac Ltd.	75,359	864,351
AIA Engineering Ltd.	9,387	404,796
Ajanta Pharma Ltd.	48,646	1,151,804
Akzo Nobel India Ltd.	1,400	41,131
Alembic Ltd.	101,480	104,435
Alembic Pharmaceuticals Ltd.	35,995	322,011
Alkyl Amines Chemicals	4,913	127,347
Allcargo Logistics Ltd.	98,591	310,739
Allcargo Terminals Ltd.	89,445	54,405
Alok Industries Ltd.(1)	45,160	10,667
Amara Raja Energy & Mobility Ltd.	219,635	1,870,655
Ambika Cotton Mills Ltd.	1,427	28,271
Ambuja Cements Ltd.	307,187	1,620,173
Amrutanjan Health Care Ltd.	2,916	21,072
Anant Raj Ltd.	252,129	812,378
Andhra Paper Ltd.	24,654	166,555
Andhra Sugars Ltd.	26,768	35,600
Anup Engineering Limited	1,961	59,932

Apar Industries Ltd.	31,451	2,106,704
Apcotex Industries Ltd.	6,865	43,517
APL Apollo Tubes Ltd.	86,751	1,758,163
Apollo Hospitals Enterprise Ltd.	40,940	2,715,942
Apollo Tyres Ltd.	548,826	2,815,986
Aptech Ltd.	37,688	114,649
Archean Chemical Industries Ltd.	93,768	658,766
Arvind Fashions Ltd.	24,563	129,372
Arvind Ltd.	429,910	1,164,932
Asahi India Glass Ltd.	55,789	380,846
Ashapura Minechem Ltd.(1)	18,053	78,828
Ashok Leyland Ltd.	927,119	2,036,828
Ashoka Buildcon Ltd.(1)	360,696	607,839
Asian Paints Ltd.	30,348	1,135,393
Astec Lifesciences Ltd.	1,514	21,626
Aster DM Healthcare Ltd.(1)	245,394	1,122,122
Astra Microwave Products Ltd.	46,508	322,238
Astral Ltd.	50,132	1,173,493
AstraZeneca Pharma India Ltd.	328	18,753
Atul Ltd.	2,495	197,581
AU Small Finance Bank Ltd.	120,673	1,075,157
Aurobindo Pharma Ltd.	319,069	3,982,759
Avadh Sugar & Energy Ltd.	7,220	70,837
Avanti Feeds Ltd.	12,625	59,286
Avenue Supermarts Ltd.(1)	7,242	343,135
Axis Bank Ltd., GDR	63,323	4,059,236
Bajaj Auto Ltd.	63,363	4,636,340
Bajaj Consumer Care Ltd.	87,518	231,962
Bajaj Electricals Ltd.	88,904	1,063,358
Bajaj Finance Ltd.	107,554	9,194,355
Bajaj Finserv Ltd.	98,346	1,977,376
Bajaj Hindusthan Sugar Ltd.(1)	1,540,569	584,223
Bajel Projects Ltd.(1)	88,904	124,677
Balaji Amines Ltd.	7,428	179,890
Balkrishna Industries Ltd.	37,605	1,163,295
Balmer Lawrie & Co. Ltd.	25,352	47,726
Balrampur Chini Mills Ltd.	286,557	1,625,249
Banco Products India Ltd.	21,332	144,905
Bandhan Bank Ltd.	783,335	2,126,770
Bank of Baroda	995,057	2,355,456
BASF India Ltd.	6,392	225,088
Bata India Ltd.	45,523	883,514
Bayer CropScience Ltd.	5,654	364,394
BEML Land Assets Ltd.(1)	1,894	3,624
BEML Ltd.	47,032	1,393,178
Berger Paints India Ltd.	60,972	419,913
Best Agrolife Ltd.	12,834	135,275
Bhansali Engineering Polymers Ltd.	34,396	37,702
Bharat Bijlee Ltd.	699	31,840
Bharat Electronics Ltd.	4,130,062	7,238,586
Bharat Forge Ltd.	108,432	1,458,068
Bharat Heavy Electricals Ltd.	1,356,914	2,778,899
Bharat Petroleum Corp. Ltd.	729,548	3,818,436
Bharat Rasayan Ltd.	356	38,560
Bharat Wire Ropes Ltd.(1)	16,593	56,428

Bharti Airtel Ltd.	232,596	2,834,602
Bharti Airtel Ltd.	16,614	122,755
Biocon Ltd.	135,299	387,127
Birla Corp. Ltd.	26,475	430,512
Birlasoft Ltd.	130,089	985,150
BLS International Services Ltd.	111,562	354,855
Blue Dart Express Ltd.	5,774	491,442
Blue Star Ltd.	47,856	575,079
Bombay Burmah Trading Co.	9,686	158,147
Bombay Dyeing & Manufacturing Co. Ltd.(1)	1,774	3,292
Borosil Renewables Ltd.(1)	31,251	165,481
Bosch Ltd.	489	126,748
Brigade Enterprises Ltd.	223,824	2,194,525
Brightcom Group Ltd.(1)	2,954,015	602,327
Britannia Industries Ltd.	52,376	3,045,261
BSE Ltd.	168,741	5,013,927
Butterfly Gandhimathi Appliances Ltd.(1)	136	1,668
Camlin Fine Sciences Ltd.(1)	28,262	45,954
Can Fin Homes Ltd.	173,851	1,630,490
Canara Bank	228,390	1,105,807
Capacit'e Infraprojects Ltd.(1)	37,010	111,991
Caplin Point Laboratories Ltd.	7,672	115,328
Capri Global Capital Ltd.	100	896
Carborundum Universal Ltd.	32,094	458,696
Care Ratings Ltd.	21,442	235,361
Castrol India Ltd.	621,501	1,031,128
CCL Products India Ltd.	48,413	383,123
Ceat Ltd.	60,451	1,523,588
Central Depository Services India Ltd.	31,243	710,430
Century Enka Ltd.	6,013	30,208
Century Plyboards India Ltd.	36,574	283,237
Century Textiles & Industries Ltd.	21,314	323,329
Cera Sanitaryware Ltd.	5,067	522,515
CESC Ltd.	609,222	710,651
CG Power & Industrial Solutions Ltd.	114,347	616,602
Chalet Hotels Ltd.(1)	8,387	59,415
Chambal Fertilisers & Chemicals Ltd.	334,135	1,275,678
Chennai Petroleum Corp. Ltd.	144,577	1,154,542
Cholamandalam Financial Holdings Ltd.	25,188	296,866
Cholamandalam Investment & Finance Co. Ltd.	356,557	4,786,070
CIE Automotive India Ltd.	199,857	1,146,525
Cigniti Technologies Ltd.	7,069	97,453
Cipla Ltd.	190,760	2,774,207
City Union Bank Ltd.	1,125,533	1,978,381
Coal India Ltd.	1,142,755	4,697,606
Cochin Shipyard Ltd.	121,761	1,758,887
Coffee Day Enterprises Ltd.(1)	302,992	166,795
Coforge Ltd.	10,668	738,618
Colgate-Palmolive India Ltd.	73,908	1,949,294
Computer Age Management Services Ltd.	28,386	954,835
Confidence Petroleum India Ltd.	84,023	98,216
Container Corp. of India Ltd.	115,979	1,080,921
Coromandel International Ltd.	124,763	1,741,095
Cosmo First Ltd.	13,104	95,537
Craftsman Automation Ltd.	1,373	83,265

CreditAccess Grameen Ltd.(1)	112,547	2,291,092
CRISIL Ltd.	6,108	313,442
Crompton Greaves Consumer Electricals Ltd.	174,374	596,321
CSB Bank Ltd.(1)	38,033	177,331
Cummins India Ltd.	40,807	934,628
Cyient Ltd.	97,712	2,271,325
Dabur India Ltd.	244,353	1,575,919
Dalmia Bharat Ltd.	55,659	1,479,699
Dalmia Bharat Sugar & Industries Ltd.	13,724	75,728
Datamatics Global Services Ltd.	30,145	229,348
DB Corp. Ltd.	130,929	426,527
DCB Bank Ltd.	234,485	316,275
DCM Shriram Ltd.	69,362	799,043
Deccan Cements Ltd.	2,682	16,526
Deepak Fertilisers & Petrochemicals Corp. Ltd.	185,711	1,398,008
Deepak Nitrite Ltd.	69,167	1,824,112
Delta Corp. Ltd.	54,099	92,086
DEN Networks Ltd.(1)	127,790	84,038
Dhampur Bio Organics Ltd.	14,248	28,396
Dhampur Sugar Mills Ltd.	49,517	163,175
Dhani Services Ltd.(1)	300,423	144,477
Dhanuka Agritech Ltd.	3,413	38,743
Digidrive Distributors Ltd.(1)	44	47
Dilip Buildcon Ltd.	71,926	341,682
Dish TV India Ltd.(1)	4,731,105	1,064,971
Dishman Carbogen Amcis Ltd.(1)	102,843	201,578
Divi's Laboratories Ltd.	37,882	1,721,687
Dixon Technologies India Ltd.	12,220	807,060
DLF Ltd.	200,255	1,504,661
D-Link India Ltd.	16,108	59,459
Dolat Algotech Ltd.	16,966	13,219
Dollar Industries Ltd.	16,194	84,833
Dr Lal PathLabs Ltd.	33,233	1,076,007
Dr Reddy's Laboratories Ltd., ADR	102,716	7,179,848
Dwarikesh Sugar Industries Ltd.	182,430	199,543
eClerx Services Ltd.	50,879	1,634,097
Edelweiss Financial Services Ltd.	1,071,398	970,313
Eicher Motors Ltd.	41,597	1,946,265
EID Parry India Ltd.	167,227	1,073,283
EIH Ltd.	32,352	92,410
Elecon Engineering Co. Ltd.	82,356	932,250
Electrosteel Castings Ltd.	347,955	491,901
Emami Ltd.	217,892	1,324,225
Endurance Technologies Ltd.	21,242	429,131
Engineers India Ltd.	497,641	881,101
Epigral Ltd.	16,118	175,213
EPL Ltd.	227,926	535,558
Equitas Small Finance Bank Ltd.	959,290	1,080,184
Eris Lifesciences Ltd.(1)	8,852	99,365
Escorts Kubota Ltd.	32,530	1,229,953
Ester Industries Ltd.	21,161	23,054
Eveready Industries India Ltd.(1)	17,861	72,564
Everest Industries Ltd.	9,022	123,443
Everest Kanto Cylinder Ltd.	14,324	23,796
Excel Industries Ltd.	2,396	23,947

Exide Industries Ltd.	504,888	1,724,920
FDC Ltd.(1)	32,405	152,819
Federal Bank Ltd.	1,966,577	3,478,198
Federal-Mogul Goetze India Ltd.(1)	11,483	50,582
FIEM Industries Ltd.	8,475	202,575
Filatex India Ltd.	116,081	68,357
Fine Organic Industries Ltd.	3,994	202,722
Finolex Cables Ltd.	66,418	770,392
Finolex Industries Ltd.	732,076	1,815,034
Firstsource Solutions Ltd.	31,653	67,495
Force Motors Ltd.	8,704	434,972
Fortis Healthcare Ltd.	35,248	163,182
Future Consumer Ltd.(1)	738,951	7,532
Gabriel India Ltd.	196,041	996,631
GAIL India Ltd.	1,189,079	1,882,178
Galaxy Surfactants Ltd.	2,807	95,917
Ganesha Ecosphere Ltd.	2,544	30,502
Garden Reach Shipbuilders & Engineers Ltd.	58,941	599,091
Gateway Distriparks Ltd.	184,416	228,652
General Insurance Corp. of India	46,922	180,178
Genus Power Infrastructures Ltd.	50,411	133,902
Geojit Financial Services Ltd.	18,976	15,261
GHCL Ltd.	172,706	1,143,467
GHCL Textiles Ltd.(1)	160,202	134,947
GIC Housing Finance Ltd.	21,257	51,467
Gland Pharma Ltd.(1)	3,488	74,319
GlaxoSmithKline Pharmaceuticals Ltd.	15,492	307,637
Glenmark Life Sciences Ltd.	55,667	420,447
Glenmark Pharmaceuticals Ltd.	257,324	2,408,025
Global Health Ltd.(1)	37,335	427,804
Globus Spirits Ltd.	10,878	109,345
GMM Pfaudler Ltd.	34,696	621,830
GMR Airports Infrastructure Ltd.(1)	698,372	501,522
Godawari Power & Ispat Ltd.	135,883	1,120,646
Godrej Agrovet Ltd.	886	5,318
Godrej Consumer Products Ltd.	40,811	493,455
Godrej Properties Ltd.(1)	23,130	520,992
Gokaldas Exports Ltd.	121,229	1,424,828
Goodluck India Ltd.	7,850	82,357
Goodyear India Ltd.	1,471	23,165
Granules India Ltd.	333,475	1,597,157
Graphite India Ltd.	80,910	488,627
Grasim Industries Ltd.	149,714	3,607,017
Great Eastern Shipping Co. Ltd.	238,923	2,510,632
Greaves Cotton Ltd.	5,536	8,788
Greenpanel Industries Ltd.	109,714	455,128
Greenply Industries Ltd.	47,311	111,427
Gufic Biosciences Ltd.	37,967	152,129
Gujarat Alkalies & Chemicals Ltd.	25,843	222,698
Gujarat Ambuja Exports Ltd.	73,656	328,876
Gujarat Fluorochemicals Ltd.	5,413	185,076
Gujarat Gas Ltd.	89,122	462,986
Gujarat Industries Power Co. Ltd.	95,619	182,140
Gujarat Mineral Development Corp. Ltd.	219,577	1,086,241
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	265,294	2,187,214

Gujarat Pipavav Port Ltd.	1,172,415	1,981,912
Gujarat State Fertilizers & Chemicals Ltd.	410,758	952,305
Gujarat State Petronet Ltd.	252,980	876,333
Happiest Minds Technologies Ltd.	7,577	76,179
Hathway Cable & Datacom Ltd.(1)	554,440	133,337
Havells India Ltd.	101,141	1,581,531
HBL Power Systems Ltd.	108,784	470,100
HCL Technologies Ltd.	746,436	12,027,759
HDFC Asset Management Co. Ltd.	53,140	1,892,116
HDFC Bank Ltd.	1,094,807	20,524,780
HDFC Life Insurance Co. Ltd.	178,657	1,482,892
HEG Ltd.	21,492	422,672
HeidelbergCement India Ltd.	39,518	91,179
Heritage Foods Ltd.	4,758	13,586
Hero MotoCorp Ltd.	114,885	5,267,723
HFCL Ltd.	583,887	467,627
HG Infra Engineering Ltd.	36,471	372,200
Hikal Ltd.	65,233	222,043
HIL Ltd.	1,459	47,887
Himadri Speciality Chemical Ltd., ADR	323,545	1,062,974
Himatsingka Seide Ltd.(1)	52,583	105,385
Hindalco Industries Ltd.	1,560,052	9,674,859
Hinduja Global Solutions Ltd.	6,189	74,834
Hindustan Construction Co. Ltd.(1)	303,293	109,219
Hindustan Copper Ltd.	578,594	1,203,418
Hindustan Oil Exploration Co. Ltd.(1)	132,768	256,063
Hindustan Petroleum Corp. Ltd.(1)	997,205	4,161,406
Hindustan Unilever Ltd.	231,509	7,069,099
Hindware Home Innovation Ltd.	53,383	332,005
HI-Tech Pipes Ltd.	75,586	96,611
Home First Finance Co. India Ltd.	28,912	311,671
I G Petrochemicals Ltd.	7,893	42,252
ICICI Bank Ltd., ADR	702,227	15,568,373
ICICI Lombard General Insurance Co. Ltd.	118,006	2,096,855
ICICI Prudential Life Insurance Co. Ltd.	108,937	735,342
ICICI Securities Ltd.	61,905	505,149
IDFC First Bank Ltd.(1)	2,322,395	2,377,814
IDFC Ltd.	1,388,536	1,974,661
IFB Industries Ltd.(1)	1,596	19,556
IFCI Ltd.(1)	638,326	194,787
IIFL Finance Ltd.	365,992	2,676,186
IIFL Securities Ltd.	374,802	519,482
India Cements Ltd.(1)	146,211	441,448
India Glycols Ltd.	6,368	54,842
Indiabulls Housing Finance Ltd.	850,315	2,085,358
Indiabulls Real Estate Ltd.(1)	963,098	959,263
IndiaMart InterMesh Ltd.	31,100	972,503
Indian Bank	276,481	1,317,274
Indian Energy Exchange Ltd.	542,538	937,488
Indian Hotels Co. Ltd.	240,694	1,218,328
Indian Metals & Ferro Alloys Ltd.	22,223	139,869
Indian Oil Corp. Ltd.	1,605,409	2,155,308
Indian Overseas Bank(1)	35,971	16,990
Indian Railway Catering & Tourism Corp. Ltd.	84,463	715,525
Indo Count Industries Ltd.	209,651	777,045

Indoco Remedies Ltd.	8,430	36,627
Indraprastha Gas Ltd.	172,173	804,456
Indraprastha Medical Corp. Ltd.	21,721	54,982
Indus Towers Ltd.(1)	547,259	1,210,625
Infibeam Avenues Ltd.	596,825	143,356
Info Edge India Ltd.	30,202	1,672,969
Infosys Ltd., ADR	1,688,888	29,639,984
Inox Green Energy Services Ltd.(1)	75,290	61,688
Inox Wind Ltd.(1)	90,963	306,673
Insecticides India Ltd.	3,039	24,106
Intellect Design Arena Ltd.	51,451	454,253
InterGlobe Aviation Ltd.(1)	32,571	1,057,558
IOL Chemicals & Pharmaceuticals Ltd.	40,275	218,909
ION Exchange India Ltd.	60,454	423,255
Ipca Laboratories Ltd.	63,356	860,934
IRB Infrastructure Developers Ltd.	885,410	395,142
IRCON International Ltd.	692,458	1,376,152
ISGEC Heavy Engineering Ltd.	11,540	128,736
ISMT Ltd.(1)	36,453	41,412
ITD Cementation India Ltd.	290,757	943,102
J Kumar Infraprojects Ltd.	59,872	307,891
Jagran Prakashan Ltd.(1)	44,477	51,243
Jai Balaji Industries Ltd.(1)	147,483	1,050,440
Jai Corp. Ltd.	112,864	436,130
Jain Irrigation Systems Ltd.(1)	478,966	415,566
Jaiprakash Associates Ltd.(1)	521,016	109,624
Jaiprakash Power Ventures Ltd.(1)	4,156,083	653,938
Jammu & Kashmir Bank Ltd.	729,299	958,110
Jamna Auto Industries Ltd.	370,061	497,712
Jay Bharat Maruti Ltd.	18,175	23,148
JB Chemicals & Pharmaceuticals Ltd.	12,668	220,174
JBM Auto Ltd.	13,780	205,837
Jindal Drilling & Industries Ltd.	6,849	66,162
Jindal Poly Films Ltd.	9,031	67,583
Jindal Saw Ltd.	186,050	1,037,755
Jindal Stainless Ltd.	411,521	2,476,510
Jindal Steel & Power Ltd.	440,656	3,556,934
JK Cement Ltd.	26,009	1,136,741
JK Lakshmi Cement Ltd.	237,546	2,327,057
JK Paper Ltd.	425,995	1,875,024
JK Tyre & Industries Ltd.	238,159	1,012,402
JM Financial Ltd.	719,112	724,769
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	497	6,993
JSW Energy Ltd.	101,564	497,996
JSW Steel Ltd.	510,243	4,911,102
JTEKT India Ltd.	69,453	115,624
Jubilant Foodworks Ltd.	325,931	2,195,185
Jubilant Ingrevia Ltd.	105,390	544,906
Jubilant Pharmova Ltd.	53,894	277,798
Just Dial Ltd.(1)	26,088	225,316
Kajaria Ceramics Ltd.	120,113	1,925,906
Kalpataru Projects International Ltd.	184,700	1,472,079
Kalyani Steels Ltd.	9,285	52,926
Karnataka Bank Ltd.	366,628	963,850
Karur Vysya Bank Ltd.	1,227,681	2,277,855

Kaveri Seed Co. Ltd.	17,663	128,211
KCP Ltd.	47,092	83,336
KEC International Ltd.	214,336	1,489,472
KEI Industries Ltd.	53,954	1,865,135
Kellton Tech Solutions Ltd.(1)	21,339	21,999
Kennametal India Ltd.	3,609	101,700
Kfin Technologies Ltd.(1)	38,992	247,370
Kiri Industries Ltd.(1)	10,180	36,184
Kirloskar Brothers Ltd.	88,451	1,044,507
Kirloskar Ferrous Industries Ltd.	59,304	381,629
Kirloskar Oil Engines Ltd.	67,680	485,293
Kitex Garments Ltd.	19,681	49,166
KNR Constructions Ltd.	85,833	301,031
Kolte-Patil Developers Ltd.	28,083	180,624
Kopran Ltd.	44,402	137,422
Kotak Mahindra Bank Ltd.	459,394	9,684,745
KPI Green Energy Ltd.	34,724	482,067
KPIT Technologies Ltd.	130,385	2,348,655
KPR Mill Ltd.	56,220	583,031
KRBL Ltd.	85,035	352,902
L&T Finance Holdings Ltd.	1,228,056	2,185,072
L&T Technology Services Ltd.	5,165	295,873
LA Opala RG Ltd.	18,529	84,675
Landmark Cars Ltd.	13,672	129,132
Larsen & Toubro Ltd.	541,775	20,224,790
Latent View Analytics Ltd.(1)	34,075	201,020
Laurus Labs Ltd.	421,754	1,925,869
LG Balakrishnan & Bros Ltd.	41,966	592,239
LIC Housing Finance Ltd.	415,155	2,448,564
Lincoln Pharmaceuticals Ltd.	14,067	113,512
Linde India Ltd.	5,307	365,790
LT Foods Ltd.	310,337	808,932
LTIMindtree Ltd.	34,144	2,271,311
Lumax Auto Technologies Ltd.	38,080	178,119
Lupin Ltd.	258,237	3,967,354
LUX Industries Ltd.	805	12,929
Mahanagar Gas Ltd.	55,808	697,386
Maharashtra Scooters Ltd.	997	94,345
Maharashtra Seamless Ltd.	70,061	818,338
Mahindra & Mahindra Financial Services Ltd.	705,815	2,325,995
Mahindra & Mahindra Ltd.	617,897	12,222,622
Mahindra Holidays & Resorts India Ltd.(1)	77,649	366,122
Mahindra Lifespace Developers Ltd.	5,296	33,596
Mahindra Logistics Ltd.	28,609	122,951
Maithan Alloys Ltd.	5,265	68,970
Man Industries India Ltd.	43,271	130,999
Man Infraconstruction Ltd.	221,461	523,657
Manali Petrochemicals Ltd.	80,005	63,667
Manappuram Finance Ltd.	1,231,731	2,432,067
Mangalam Cement Ltd.	7,000	42,782
Marico Ltd.	271,275	1,753,122
Marksans Pharma Ltd.	183,558	366,385
Maruti Suzuki India Ltd.	45,712	5,820,031
MAS Financial Services Ltd.	10,285	104,145
Mastek Ltd.	4,905	139,902

Max Financial Services Ltd.(1)	212,924	2,603,854
Max Healthcare Institute Ltd.	190,553	1,451,830
Mayur Uniquoters Ltd.	3,977	25,749
Mazagon Dock Shipbuilders Ltd.	14,877	359,822
Meghmani Organics Ltd.	109,721	99,523
Metropolis Healthcare Ltd.	12,846	262,430
Minda Corp. Ltd.	129,123	566,431
Mirza International Ltd.(1)	31,525	17,145
Mishra Dhatu Nigam Ltd.	22,478	101,239
MOIL Ltd.	96,438	343,429
Mold-Tek Packaging Ltd.	4,341	45,335
Monarch Networth Capital Ltd.	11,483	67,196
Motherson Sumi Wiring India Ltd.	274,681	203,262
Motilal Oswal Financial Services Ltd.	74,715	1,078,190
Mphasis Ltd.	65,911	1,865,039
MRF Ltd.	3,053	4,091,349
Mrs Bectors Food Specialities Ltd.	25,415	372,383
MSTC Ltd.	10,973	56,003
Multi Commodity Exchange of India Ltd.	38,876	1,492,689
Muthoot Finance Ltd.	144,644	2,574,381
Narayana Hrudayalaya Ltd.	91,860	1,348,621
Natco Pharma Ltd.	109,421	1,040,506
National Aluminium Co. Ltd.	1,817,046	2,010,064
National Fertilizers Ltd.	53,307	45,678
Nava Ltd.	108,931	499,981
Navneet Education Ltd.	18,910	31,237
NBCC India Ltd.	494,783	451,165
NCC Ltd.	1,218,752	2,434,778
NCL Industries Ltd.	7,144	18,904
NELCO Ltd.	10,660	96,560
Neogen Chemicals Ltd.	3,235	58,539
NESCO Ltd.	6,909	67,569
Nestle India Ltd.	10,408	3,024,376
Neuland Laboratories Ltd.	9,588	629,549
New Delhi Television Ltd.(1)	26,266	69,098
Newgen Software Technologies Ltd.	4,838	84,662
NIIT Learning Systems Ltd.	47,453	223,731
NIIT Ltd.	47,453	64,953
Nilkamal Ltd.	800	21,247
Nippon Life India Asset Management Ltd.	249,153	1,249,829
NLC India Ltd.	136,872	279,891
NOCIL Ltd.	148,770	411,492
NRB Bearings Ltd.	11,401	37,814
NTPC Ltd.	4,045,917	12,688,900
Nuvama Wealth Management Ltd.(1)	5,464	205,911
Oberoi Realty Ltd.	68,771	1,157,208
Oil & Natural Gas Corp. Ltd.	1,930,449	4,511,115
Oil India Ltd.	482,058	1,765,436
Olectra Greentech Ltd.	7,637	109,528
OnMobile Global Ltd.(1)	15,331	19,716
Oracle Financial Services Software Ltd.	33,645	1,620,299
Orient Cement Ltd.	131,141	409,495
Orient Electric Ltd.	37,916	98,512
Orient Green Power Co. Ltd.(1)	1,078,431	274,004
Orient Paper & Industries Ltd.	159,394	77,411

Oriental Hotels Ltd.	53,853	66,448
Orissa Minerals Development Co. Ltd.(1)	4,795	418,787
Page Industries Ltd.	2,129	952,039
Paisalo Digital Ltd.	143,384	139,749
Panama Petrochem Ltd.	12,000	44,600
Parag Milk Foods Ltd.(1)	18,882	50,554
Patel Engineering Ltd.(1)	537,039	314,033
PB Fintech Ltd.(1)	67,076	671,078
PC Jeweller Ltd.(1)	181,762	61,052
PCBL Ltd.	532,312	1,735,977
PDS Ltd.	26,138	183,073
Pennar Industries Ltd.(1)	157,345	224,566
Persistent Systems Ltd.	39,631	3,045,495
Petronet LNG Ltd.	1,088,342	2,651,384
Phoenix Mills Ltd.	13,110	373,097
PI Industries Ltd.	15,819	715,327
Pidilite Industries Ltd.	13,424	410,785
Piramal Enterprises Ltd.	110,563	1,229,195
Piramal Pharma Ltd.(1)	123,109	187,052
Pitti Engineering Ltd.	15,456	121,066
PIX Transmissions Ltd.	7,912	127,069
PNB Gilts Ltd.(1)	22,203	25,079
PNB Housing Finance Ltd.(1)	179,937	1,671,359
PNC Infratech Ltd.	451,810	1,832,397
Pokarna Ltd.	6,924	43,919
Poly Medicure Ltd.	2,282	41,772
Polycab India Ltd.	9,862	623,680
Polyplex Corp. Ltd.	16,298	207,022
Poonawalla Fincorp Ltd.	104,034	511,287
Power Finance Corp. Ltd.	125,199	503,241
Power Grid Corp. of India Ltd.	3,363,092	8,434,799
Power Mech Projects Ltd.	9,138	458,001
Praj Industries Ltd.	280,503	2,172,281
Prakash Industries Ltd.(1)	234,495	425,460
Precision Camshafts Ltd.	69,597	196,290
Prestige Estates Projects Ltd.	78,766	948,758
Pricol Ltd.(1)	208,583	864,860
Prince Pipes & Fittings Ltd.(1)	16,438	136,152
Prism Johnson Ltd.(1)	68,476	141,788
Privi Speciality Chemicals Ltd.(1)	2,600	39,756
Procter & Gamble Health Ltd.	376	23,132
Prudent Corporate Advisory Services Ltd.	2,870	43,644
PSP Projects Ltd.	15,240	137,155
PTC India Ltd.	627,768	1,237,126
Puravankara Ltd.(1)	47,674	89,551
PVR Inox Ltd.(1)	8,570	176,613
Quess Corp. Ltd.(1)	84,221	504,314
Radico Khaitan Ltd.	29,161	527,012
Rain Industries Ltd.	3,155	5,485
Rajesh Exports Ltd.(1)	47,655	202,013
Rallis India Ltd.	56,884	158,976
Ramco Cements Ltd.	140,283	1,673,472
Ramco Industries Ltd.	7,096	18,171
Ramkrishna Forgings Ltd.	159,379	1,532,268
Ramky Infrastructure Ltd.(1)	16,358	142,995

Rashtriya Chemicals & Fertilizers Ltd.	271,263	418,796
Raymond Ltd.	80,534	1,448,272
RBL Bank Ltd.	961,969	2,708,698
REC Ltd.	2,238,451	9,363,130
Redington Ltd.	782,819	1,510,902
Redtape Ltd.(1)	31,525	185,015
Relaxo Footwears Ltd.	5,952	64,974
Reliance Industrial Infrastructure Ltd.	1,798	23,642
Reliance Industries Ltd., GDR	641,607	36,865,109
Reliance Infrastructure Ltd.(1)	394,939	900,285
Reliance Power Ltd.(1)	4,813,434	1,222,876
Repco Home Finance Ltd.	60,417	286,439
Restaurant Brands Asia Ltd.(1)	268,889	375,236
Rhi Magnesita India Ltd.	18,440	169,344
Rico Auto Industries Ltd.	188,999	213,172
RITES Ltd.	92,891	523,843
Route Mobile Ltd.	21,963	408,515
RPG Life Sciences Ltd.	6,983	115,967
RSWM Ltd.	8,000	19,417
Rupa & Co. Ltd.	22,197	71,154
Safari Industries India Ltd.	5,061	268,435
Sagar Cements Ltd.	9,772	31,286
Samvardhana Motherson International Ltd.	1,902,222	2,104,327
Sandhar Technologies Ltd.	26,413	160,050
Sanghi Industries Ltd.(1)	10,104	14,682
Sanghvi Movers Ltd.	53,318	502,545
Sanofi India Ltd.	10,710	1,034,903
Sansera Engineering Ltd.	38,887	392,213
Sarda Energy & Minerals Ltd.	113,431	325,940
Saregama India Ltd.	220	982
Satia Industries Ltd.	20,542	28,984
Satin Creditcare Network Ltd.(1)	123,395	355,616
SBI Cards & Payment Services Ltd.	170,575	1,513,258
SBI Life Insurance Co. Ltd.	85,536	1,474,407
Schaeffler India Ltd.	12,595	429,417
Schneider Electric Infrastructure Ltd.(1)	16,540	66,020
SEAMEC Ltd.	1,917	20,908
Sequent Scientific Ltd.(1)	4,729	7,035
Seshasayee Paper & Boards Ltd.	3,954	15,825
SH Kelkar & Co. Ltd.	35,825	67,036
Shankara Building Products Ltd.	4,974	41,640
Shanthi Gears Ltd.	4,400	26,022
Sharda Cropchem Ltd.	16,930	81,825
Share India Securities Ltd.	14,464	293,651
Shilpa Medicare Ltd.(1)	26,727	117,135
Shipping Corp. of India Ltd.	153,814	265,085
Shipping Corp. of India Ltd.(1)	153,814	49,892
Shoppers Stop Ltd.(1)	25,790	212,259
Shree Cement Ltd.	2,871	921,498
Shree Digvijay Cement Co. Ltd.	24,457	26,235
Shree Renuka Sugars Ltd.(1)	142,059	85,320
Shriram Finance Ltd.	332,832	8,018,143
Siemens Ltd.	19,210	843,457
Siyaram Silk Mills Ltd.	8,736	56,984
SKF India Ltd.	3,745	206,747

Sobha Ltd.	90,823	989,492
Solar Industries India Ltd.	3,514	265,264
SOM Distilleries & Breweries Ltd.	32,729	114,447
Somany Ceramics Ltd.	5,124	41,584
Sonata Software Ltd.	114,533	1,870,265
South Indian Bank Ltd.	2,158,939	641,659
Southern Petrochemical Industries Corp. Ltd.	114,672	96,413
Spandana Sphoorty Financial Ltd.(1)	28,524	353,612
SRF Ltd.	53,228	1,512,837
Star Cement Ltd.(1)	22,000	43,472
State Bank of India, GDR	98,074	6,622,001
Steel Strips Wheels Ltd.	147,356	492,308
Sterling & Wilson Renewable(1)	17,454	69,992
Sterlite Technologies Ltd.	54,881	96,332
Strides Pharma Science Ltd.	180,000	1,051,177
Sudarshan Chemical Industries Ltd.	27,945	152,800
Sumitomo Chemical India Ltd.	29,259	142,924
Sun Pharma Advanced Research Co. Ltd.(1)	5,387	17,748
Sun Pharmaceutical Industries Ltd.	606,435	8,928,072
Sun TV Network Ltd.	147,461	1,193,184
Sundaram Finance Ltd.	5,399	220,886
Sundram Fasteners Ltd.	35,872	532,547
Sunflag Iron & Steel Co. Ltd.(1)	82,641	192,868
Sunteck Realty Ltd.	25,538	152,733
Suprajit Engineering Ltd.	30,007	137,107
Supreme Industries Ltd.	37,917	2,017,386
Supreme Petrochem Ltd.	56,004	380,017
Surya Roshni Ltd.	91,511	549,286
Suven Pharmaceuticals Ltd.(1)	56,933	450,473
Suzlon Energy Ltd.(1)	2,329,175	1,140,910
Swaraj Engines Ltd.	1,157	30,556
Syngene International Ltd.	78,915	711,531
Tamil Nadu Newsprint & Papers Ltd.	75,405	241,668
Tamilnad Mercantile Bank Ltd.	34,026	213,515
Tamilnadu Petroproducts Ltd.	58,751	63,137
Tanla Platforms Ltd.	105,191	1,159,109
TARC Ltd.(1)	108,216	145,742
Tata Chemicals Ltd.	112,874	1,315,164
Tata Communications Ltd.	88,177	1,804,334
Tata Consultancy Services Ltd.	362,797	15,201,560
Tata Consumer Products Ltd.	138,785	1,567,132
Tata Elxsi Ltd.	11,633	1,152,929
Tata Investment Corp. Ltd.	19,958	1,016,119
Tata Metaliks Ltd.	6,955	82,588
Tata Motors Ltd.	1,531,724	12,993,551
Tata Power Co. Ltd.	625,483	2,010,566
Tata Steel Ltd.	8,062,219	12,389,671
Tata Steel Ltd.(1)	54,377	83,565
Tata Teleservices Maharashtra Ltd.(1)	194,570	222,541
TCI Express Ltd.	4,850	81,727
TeamLease Services Ltd.(1)	2,705	81,964
Tech Mahindra Ltd.	578,993	8,488,000
Technocraft Industries India Ltd.(1)	3,091	82,760
Tejas Networks Ltd.(1)	8,477	81,182
Texmaco Rail & Engineering Ltd.	186,024	318,754

Thermax Ltd.	21,660	658,852
Thirumalai Chemicals Ltd.	70,649	169,464
Thomas Cook India Ltd.	55,257	99,855
Thyrocare Technologies Ltd.	7,067	47,404
Tide Water Oil Co. India Ltd.	4,634	73,937
Time Technoplast Ltd.	113,339	240,292
Timken India Ltd.	3,048	107,590
Tinplate Co. of India Ltd.	23,219	115,288
Tips Industries Ltd.	12,822	55,539
Titagarh Rail System Ltd.	162,489	1,896,625
Titan Co. Ltd.	18,943	793,660
Torrent Pharmaceuticals Ltd.	60,317	1,535,496
Torrent Power Ltd.	117,859	1,363,285
TransIndia Real Estate Ltd.(1)	89,445	50,089
Transport Corp. of India Ltd.	19,164	197,938
Trent Ltd.	45,639	1,526,988
Trident Ltd.	2,861,329	1,245,664
Triveni Engineering & Industries Ltd.	52,908	246,186
Triveni Turbine Ltd.(1)	90,527	468,159
TTK Prestige Ltd.	16,590	153,625
Tube Investments of India Ltd.	48,644	1,967,218
TV Today Network Ltd.	12,283	30,143
TV18 Broadcast Ltd.(1)	421,967	218,216
TVS Motor Co. Ltd.	35,327	791,182
TVS Srichakra Ltd.	2,893	167,287
Uflex Ltd.	53,046	287,971
Ugar Sugar Works Ltd.	65,144	70,591
Ujjivan Financial Services Ltd.	50,472	334,293
Ujjivan Small Finance Bank Ltd.	1,541,814	1,052,234
UltraTech Cement Ltd.	44,556	4,815,789
Uniparts India Ltd.	26,396	168,880
United Spirits Ltd.	170,883	2,151,812
UNO Minda Ltd.	25,358	204,927
UPL Ltd.	184,616	1,264,472
Usha Martin Ltd.	59,005	236,988
UTI Asset Management Co. Ltd.	58,098	574,244
VA Tech Wabag Ltd.(1)	49,692	364,723
Vaibhav Global Ltd.	7,950	40,889
Vakrangee Ltd.	415,142	92,582
Valiant Organics Ltd.	6,994	39,710
Vardhman Textiles Ltd.	219,692	1,069,066
Varroc Engineering Ltd.(1)	38,878	250,796
Varun Beverages Ltd.	252,546	3,352,816
Vascon Engineers Ltd.	98,939	91,744
Vedanta Ltd.	637,560	1,787,529
Venky's India Ltd.	3,565	85,205
Vesuvius India Ltd.	1,008	45,716
V-Guard Industries Ltd.	1,107	4,004
Vidhi Specialty Food Ingredients Ltd.	7,127	37,125
Vimta Labs Ltd.	2,971	14,858
Vinati Organics Ltd.	4,973	102,005
VIP Industries Ltd.	48,674	354,469
Visaka Industries Ltd.	23,235	24,919
Vishnu Chemicals Ltd.	17,730	66,402
VL E-Governance & IT Solutions Ltd.(1)	41,514	15,005

Vodafone Idea Ltd.(1)	2,791,364	436,996
Voltamp Transformers Ltd.	454	29,994
Voltas Ltd.	54,865	545,287
VRL Logistics Ltd.	37,088	314,938
VST Tillers Tractors Ltd.	1,038	51,247
Welspun Corp. Ltd.	482,295	3,071,118
Welspun Enterprises Ltd.	159,871	634,249
Welspun India Ltd.	611,986	1,149,804
West Coast Paper Mills Ltd.	85,819	670,568
Westlife Foodworld Ltd.	30,968	334,393
Wipro Ltd., ADR(2)	579,719	2,811,637
Wockhardt Ltd.(1)	121,005	501,047
Wonderla Holidays Ltd.	21,750	256,766
Yes Bank Ltd.(1)	9,751,278	2,264,251
Zee Entertainment Enterprises Ltd.(1)	680,721	2,069,496
Zee Media Corp. Ltd.(1)	604,453	107,682
Zen Technologies Ltd.	3,428	31,888
Zensar Technologies Ltd.	112,299	726,526
		816,391,352
Indonesia — 2.1%
ABM Investama Tbk PT	768,100	167,467
Ace Hardware Indonesia Tbk PT	10,423,400	507,482
Adaro Energy Indonesia Tbk PT	17,711,800	2,994,508
Adaro Minerals Indonesia Tbk PT(1)	1,601,800	136,904
Adhi Karya Persero Tbk PT(1)	3,613,756	91,359
Adi Sarana Armada Tbk PT(1)	488,400	30,149
AKR Corporindo Tbk PT	10,012,400	926,140
Alam Sutera Realty Tbk PT(1)	486,000	5,263
Aneka Tambang Tbk PT	14,992,800	1,683,229
Astra Agro Lestari Tbk PT	220,200	108,015
Astra International Tbk PT	12,845,000	4,475,684
Astra Otoparts Tbk PT	892,000	158,219
Astrindo Nusantara Infrastructure Tbk PT(1)	9,209,100	67,073
Bank BTPN Syariah Tbk PT	2,893,700	308,701
Bank Bukopin Tbk PT(1)	3,742,897	19,307
Bank Central Asia Tbk PT	13,246,300	7,666,738
Bank Mandiri Persero Tbk PT	27,695,500	10,443,164
Bank Negara Indonesia Persero Tbk PT	9,676,000	3,292,141
Bank Pan Indonesia Tbk PT(1)	1,152,900	83,258
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,221,674	88,237
Bank Pembangunan Daerah Jawa Timur Tbk PT	862,000	34,466
Bank Rakyat Indonesia Persero Tbk PT	24,862,018	8,461,147
Bank Syariah Indonesia Tbk PT	174,291	18,601
Bank Tabungan Negara Persero Tbk PT	19,228,583	1,605,804
Barito Pacific Tbk PT	960,625	64,712
BFI Finance Indonesia Tbk PT	6,157,800	458,664
Blue Bird Tbk PT	370,500	45,273
Buana Lintas Lautan Tbk PT(1)	4,340,500	29,610
Bukalapak.com Tbk PT(1)	26,953,000	361,739
Bukit Asam Tbk PT	9,744,900	1,520,806
Bumi Resources Minerals Tbk PT(1)	29,113,200	379,304
Bumi Resources Tbk PT(1)	452,000	2,974
Bumi Serpong Damai Tbk PT(1)	3,021,900	206,645
Charoen Pokphand Indonesia Tbk PT	5,231,100	1,754,374
Ciputra Development Tbk PT	27,928,400	2,033,915

Clipan Finance Indonesia Tbk PT	1,709,200	54,857
Delta Dunia Makmur Tbk PT	7,656,700	175,806
Dharma Polimetal TbK PT	843,000	93,773
Dharma Satya Nusantara Tbk PT	4,581,100	165,348
Elnusa Tbk PT	3,353,000	89,794
Energi Mega Persada Tbk PT(1)	15,806,300	234,196
Erajaya Swasembada Tbk PT	2,145,100	49,494
Gajah Tunggal Tbk PT(1)	1,939,900	110,699
Global Mediacom Tbk PT(1)	8,524,100	142,926
Hanson International Tbk PT(1)	1,531,500	1
Harum Energy Tbk PT	2,238,000	199,879
Hexindo Adiperkasa Tbk PT	15,800	5,527
Indah Kiat Pulp & Paper Tbk PT	3,591,900	2,032,481
Indika Energy Tbk PT	3,130,200	297,809
Indo Tambangraya Megah Tbk PT	1,013,900	1,605,638
Indocement Tunggal Prakarsa Tbk PT	887,500	583,853
Indofood CBP Sukses Makmur Tbk PT	236,100	175,627
Indofood Sukses Makmur Tbk PT	985,400	408,379
Indomobil Sukses Internasional Tbk PT	740,800	66,635
Indosat Tbk PT	514,600	316,078
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,569,030	50,546
Integra Indocabinet Tbk PT(1)	481,500	9,326
Japfa Comfeed Indonesia Tbk PT	3,234,400	245,070
Jasa Marga Persero Tbk PT	2,118,100	635,176
Kalbe Farma Tbk PT	16,219,300	1,690,780
Kino Indonesia Tbk PT(1)	52,400	4,804
Lippo Karawaci Tbk PT(1)	5,989,600	34,008
Matahari Department Store Tbk PT	1,171,600	126,192
Matahari Putra Prima Tbk PT(1)	1,186,000	4,892
Medco Energi Internasional Tbk PT	22,932,720	1,702,125
Media Nusantara Citra Tbk PT	6,628,900	168,422
Medikaloka Hermina Tbk PT	4,615,600	438,346
Merdeka Copper Gold Tbk PT(1)	2,336,058	381,383
Mitra Adiperkasa Tbk PT	24,746,800	2,784,844
Mitra Keluarga Karyasehat Tbk PT	3,810,000	687,622
Mitra Pinasthika Mustika Tbk PT	2,191,600	145,546
MNC Digital Entertainment Tbk PT(1)	434,500	84,029
MNC Kapital Indonesia Tbk PT(1)	6,385,800	20,590
MNC Vision Networks Tbk PT(1)	5,403,500	17,416
Pabrik Kertas Tjiwi Kimia Tbk PT	3,595,300	1,675,433
Pacific Strategic Financial Tbk PT(1)	828,800	61,180
Pakuwon Jati Tbk PT	3,204,800	85,141
Panin Financial Tbk PT(1)	8,246,600	140,246
Perusahaan Gas Negara Tbk PT	21,662,800	1,558,445
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,913,200	113,504
PP Persero Tbk PT(1)	1,481,700	53,042
Puradelta Lestari Tbk PT	976,100	10,632
Ramayana Lestari Sentosa Tbk PT	547,700	17,094
Rmk Energy Tbk PT	389,800	15,839
Salim Ivomas Pratama Tbk PT	183,800	4,556
Samator Indo Gas Tbk PT	536,000	51,155
Samudera Indonesia Tbk PT	3,623,000	69,600
Sarana Menara Nusantara Tbk PT	30,793,300	1,984,947
Sawit Sumbermas Sarana Tbk PT	2,748,500	179,946
Semen Indonesia Persero Tbk PT	4,546,618	1,905,775

Sentul City Tbk PT(1)	1,197,800	3,863
Siloam International Hospitals Tbk PT	9,600	1,696
Smartfren Telecom Tbk PT(1)	39,123,800	128,604
Sri Rejeki Isman Tbk PT(1)	918,200	1
Sumber Alfaria Trijaya Tbk PT	11,308,400	2,093,248
Summarecon Agung Tbk PT	6,092,478	241,593
Surya Citra Media Tbk PT	3,277,000	33,186
Surya Esa Perkasa Tbk PT	8,324,100	297,831
Surya Semesta Internusa Tbk PT(1)	2,995,900	84,644
Telkom Indonesia Persero Tbk PT, ADR(2)	303,368	7,493,190
Temas Tbk PT	4,752,000	45,692
Tempo Scan Pacific Tbk PT	259,300	29,344
Timah Tbk PT	1,423,400	56,910
Tower Bersama Infrastructure Tbk PT	4,596,400	607,654
Transcoal Pacific Tbk PT	87,900	45,177
Tunas Baru Lampung Tbk PT	339,100	16,617
Unilever Indonesia Tbk PT	6,098,600	1,435,507
United Tractors Tbk PT	1,879,300	2,654,274
Vale Indonesia Tbk PT	948,900	275,494
Waskita Beton Precast Tbk PT(1)	238,300	769
Waskita Karya Persero Tbk PT(1)	3,601,745	23,454
Wijaya Karya Persero Tbk PT(1)	2,888,700	70,431
Wintermar Offshore Marine Tbk PT(1)	860,000	22,617
XL Axiata Tbk PT	3,854,128	526,706
		90,386,026
Malaysia — 1.6%
7-Eleven Malaysia Holdings Bhd, Class B	21,600	9,091
Aeon Co. M Bhd	267,700	63,801
AEON Credit Service M Bhd	9,600	11,746
AGMO Holdings Bhd(1)	12,604	1,422
Alliance Bank Malaysia Bhd	1,280,900	943,026
AMMB Holdings Bhd	2,045,600	1,739,057
Ancom Nylex Bhd	663,100	162,305
Ann Joo Resources Bhd(1)	103,300	22,849
Astro Malaysia Holdings Bhd	96,000	7,833
ATA IMS Bhd(1)	11,300	752
Axiata Group Bhd	1,815,200	880,596
Bank Islam Malaysia Bhd	454,000	222,165
Berjaya Corp. Bhd(1)	2,966,168	191,016
Berjaya Food Corp. Bhd	463,600	62,645
Berjaya Land Corp. Bhd(1)	2,900	181
Bermaz Auto Bhd(2)	1,720,900	853,433
Boustead Plantations Bhd	491,100	163,575
Bumi Armada Bhd(1)	5,487,700	629,385
Bursa Malaysia Bhd	362,800	526,350
Cahya Mata Sarawak Bhd	1,158,200	258,744
Capital A Bhd(1)	140,600	26,264
Carlsberg Brewery Malaysia Bhd	56,500	232,085
CELCOMDIGI Bhd	1,514,300	1,410,568
Chin Hin Group Bhd(1)	82,400	64,581
CIMB Group Holdings Bhd	3,867,398	4,689,712
CSC Steel Holdings Bhd	75,000	19,827
CTOS Digital Bhd	193,800	60,343
Cypark Resources Bhd(1)	956,100	197,139
D&O Green Technologies Bhd	80,000	60,144

Dagang NeXchange Bhd(1)	2,040,200	175,356
Dayang Enterprise Holdings Bhd	221,220	76,824
Dialog Group Bhd	482,800	229,103
DRB-Hicom Bhd	588,500	177,066
Dufu Technology Corp. Bhd	13,600	5,146
Duopharma Biotech Bhd	10,630	2,764
Eco World Development Group Bhd	684,100	154,285
Eco World International Bhd	194,300	14,186
Ekovest Bhd(1)	4,407,100	426,306
Evergreen Fibreboard Bhd(1)	239,000	15,662
Formosa Prosonic Industries Bhd	28,500	17,496
Fraser & Neave Holdings Bhd	24,700	149,166
Frontken Corp. Bhd	717,350	490,204
Gamuda Bhd	1,671,815	1,711,991
Genting Bhd	1,943,600	1,953,137
Genting Malaysia Bhd	2,780,000	1,593,755
Genting Plantations Bhd	105,000	123,291
Globetronics Technology Bhd	102,800	35,553
Greatech Technology Bhd(1)	94,500	94,820
HAP Seng Consolidated Bhd	65,700	66,696
Hap Seng Plantations Holdings Bhd	58,900	22,665
Hartalega Holdings Bhd(1)	2,857,800	1,471,462
Heineken Malaysia Bhd	87,000	412,988
Hengyuan Refining Co. Bhd(1)	211,100	142,179
Hextar Global Bhd	728,760	115,094
Hextar Healthcare Bhd(1)	196,500	10,128
Hiap Teck Venture Bhd	1,044,000	98,626
Hibiscus Petroleum Bhd	1,433,860	773,164
Hong Leong Bank Bhd	149,800	610,786
Hong Leong Capital Bhd	24,300	24,619
Hong Leong Financial Group Bhd	88,200	304,761
Hong Seng Consolidated Bhd(1)(2)	180,800	978
Hup Seng Industries Bhd	9,000	1,475
IHH Healthcare Bhd	341,600	428,062
IJM Corp. Bhd	2,384,300	927,227
Inari Amertron Bhd	905,500	568,320
Innoprise Plantations Bhd	67,500	18,707
IOI Corp. Bhd	1,167,500	1,008,095
IOI Properties Group Bhd	328,500	119,285
Jaya Tiasa Holdings Bhd	590,500	123,038
Kinergy Advancement Bhd(1)	708,100	55,469
KNM Group Bhd(1)	595,500	12,138
Kossan Rubber Industries Bhd	1,304,100	450,856
KPJ Healthcare Bhd	2,261,000	650,562
Kuala Lumpur Kepong Bhd	208,900	981,609
Kumpulan Perangsang Selangor Bhd(2)	6,000	933
Leong Hup International Bhd	10,100	1,420
Lotte Chemical Titan Holding Bhd	179,600	45,894
Mah Sing Group Bhd	1,333,100	229,038
Malakoff Corp. Bhd	157,200	20,422
Malayan Banking Bhd	2,418,910	4,662,835
Malayan Flour Mills Bhd	212,300	30,353
Malaysia Airports Holdings Bhd	572,750	883,290
Malaysia Building Society Bhd	3,742,392	566,618
Malaysia Marine & Heavy Engineering Holdings Bhd	101,700	10,371

Malaysia Smelting Corp. Bhd	191,200	83,334
Malaysian Bulk Carriers Bhd	163,800	10,724
Malaysian Pacific Industries Bhd(2)	78,000	449,319
Malaysian Resources Corp. Bhd(2)	4,179,900	381,638
Matrix Concepts Holdings Bhd	165,900	58,013
Maxis Bhd(2)	847,100	709,295
MBM Resources Bhd	36,700	34,652
Media Prima Bhd	407,400	36,307
Mega First Corp. Bhd	26,400	19,894
MISC Bhd	840,500	1,297,936
MNRB Holdings Bhd	10,700	2,868
MR DIY Group M Bhd	1,576,600	517,843
Muda Holdings Bhd	27,400	8,350
My EG Services Bhd	2,842,176	485,332
Nestle Malaysia Bhd	23,100	621,209
OSK Holdings Bhd	20,000	5,196
Padini Holdings Bhd	3,200	2,576
Pantech Group Holdings Bhd	203,100	37,492
Pecca Group Bhd	237,200	68,215
Pentamaster Corp. Bhd	49,500	50,417
Pertama Digital Bhd(1)	210,700	145,670
PESTECH International Bhd(1)(2)	186,625	10,820
Petron Malaysia Refining & Marketing Bhd	26,800	26,688
Petronas Chemicals Group Bhd(2)	841,400	1,305,492
Petronas Dagangan Bhd	167,400	800,838
Petronas Gas Bhd	264,100	956,024
Pos Malaysia Bhd(1)	5,700	588
Power Root Bhd	5,800	2,428
PPB Group Bhd	169,900	514,047
Press Metal Aluminium Holdings Bhd	933,600	962,222
Public Bank Bhd	5,712,000	5,235,852
QL Resources Bhd	319,600	384,296
Ranhill Utilities Bhd	668,599	125,611
RGB International Bhd	1,765,200	109,909
RHB Bank Bhd	1,525,251	1,784,322
Sam Engineering & Equipment M Bhd	50,800	47,670
Sarawak Oil Palms Bhd	168,750	94,318
Sarawak Plantation Bhd	45,200	21,076
Scientex Bhd	194,100	152,343
SEG International Bhd	12,300	1,718
Shin Yang Group Bhd	489,500	66,264
Sime Darby Bhd	1,383,700	733,985
Sime Darby Plantation Bhd	1,069,757	1,033,902
Sime Darby Property Bhd	3,512,200	482,715
SKP Resources Bhd	118,000	19,000
Solarvest Holdings Bhd(1)	124,300	33,627
SP Setia Bhd Group	1,605,400	256,912
Sports Toto Bhd	61,817	19,634
Sunway Bhd	574,348	244,123
Sunway Construction Group Bhd	55,900	22,562
Supermax Corp. Bhd	2,913,322	578,975
Syarikat Takaful Malaysia Keluarga Bhd	79,874	64,329
Ta Ann Holdings Bhd	165,600	127,260
TASCO Bhd	91,000	15,420
TDM Bhd	278,600	11,350

Telekom Malaysia Bhd	1,490,900	1,686,634
Tenaga Nasional Bhd	1,675,900	3,593,971
Thong Guan Industries Bhd	44,400	17,833
TIME dotCom Bhd(2)	1,076,300	1,178,651
Tiong NAM Logistics Holdings Bhd(1)	95,600	14,572
Top Glove Corp. Bhd(1)	2,797,100	486,794
Tropicana Corp. Bhd(1)	20,482	5,226
TSH Resources Bhd	663,500	139,513
Uchi Technologies Bhd	42,900	33,790
UEM Sunrise Bhd	1,481,300	226,110
UMW Holdings Bhd	414,300	435,859
Unisem M Bhd	234,800	169,905
United Plantations Bhd	110,100	401,119
UOA Development Bhd	1,700	635
UWC Bhd(1)	73,300	57,963
Velesto Energy Bhd(1)	6,569,200	309,884
ViTrox Corp. Bhd	6,000	9,011
VS Industry Bhd(2)	949,200	182,295
Wasco Bhd(1)	136,000	28,616
WCE Holdings Bhd(1)	369,000	59,471
WCT Holdings Bhd	741,500	73,262
Westports Holdings Bhd	222,600	167,089
Yinson Holdings Bhd	1,526,400	789,846
YTL Corp. Bhd	775,813	258,137
YTL Power International Bhd	3,591,400	1,827,704
		70,233,399
Mexico — 3.0%
Alfa SAB de CV, Class A	4,821,773	3,511,842
Alpek SAB de CV(2)	35,137	26,461
Alsea SAB de CV(1)	431,217	1,509,266
America Movil SAB de CV, ADR	640,427	11,636,559
Arca Continental SAB de CV	90,492	922,713
Banco del Bajio SA	1,463,152	4,687,208
Becle SAB de CV(2)	38,227	64,752
Bolsa Mexicana de Valores SAB de CV	269,723	512,471
Cemex SAB de CV, ADR(1)	738,533	5,103,263
Coca-Cola Femsa SAB de CV	498,500	4,215,372
Consorcio ARA SAB de CV	34,198	6,340
Controladora AXTEL SAB de CV(1)(2)	3,835,392	42,178
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	165,540	1,334,252
Corp. Inmobiliaria Vesta SAB de CV(2)	856,508	3,228,579
El Puerto de Liverpool SAB de CV, Class C1	7,605	44,417
Fomento Economico Mexicano SAB de CV, ADR	75,770	9,614,455
GCC SAB de CV	111,435	1,093,787
Genomma Lab Internacional SAB de CV, Class B(2)	2,368,217	1,930,734
Gentera SAB de CV	2,920,336	3,369,521
Gruma SAB de CV, B Shares	278,148	5,142,739
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	58,363	4,179,958
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	29,090	4,429,243
Grupo Aeroportuario del Sureste SAB de CV, ADR	15,039	3,541,083
Grupo Bimbo SAB de CV, Series A(2)	305,429	1,534,839
Grupo Carso SAB de CV, Series A1(2)	163,741	1,485,204
Grupo Comercial Chedraui SA de CV	324,576	1,908,380
Grupo Financiero Banorte SAB de CV, Class O	2,302,105	21,421,897
Grupo Financiero Inbursa SAB de CV, Class O(1)	2,017,335	4,947,950

Grupo GICSA SAB de CV(1)	21,090	2,805
Grupo Industrial Saltillo SAB de CV(2)	26,514	40,454
Grupo Mexico SAB de CV, Series B	1,567,948	7,203,073
Grupo Rotoplas SAB de CV(1)	4,855	7,408
Grupo Televisa SAB, ADR	633,041	2,038,392
Grupo Traxion SAB de CV(1)	46,014	79,717
Hoteles City Express SAB de CV(1)	9,494	3,061
Industrias Penoles SAB de CV(1)	187,781	2,747,007
Kimberly-Clark de Mexico SAB de CV, A Shares	1,124,587	2,266,850
La Comer SAB de CV(2)	174,457	373,151
Megacable Holdings SAB de CV	663,316	1,577,660
Nemak SAB de CV(1)	2,995,100	641,493
Operadora De Sites Mexicanos SAB de CV(2)	125,518	157,616
Orbia Advance Corp. SAB de CV	1,027,339	2,189,716
Promotora y Operadora de Infraestructura SAB de CV	189,245	1,864,066
Qualitas Controladora SAB de CV(2)	96,086	879,066
Regional SAB de CV(2)	185,097	1,603,993
Sitios Latinoamerica SAB de CV(1)(2)	40,915	16,867
Wal-Mart de Mexico SAB de CV	1,169,181	4,603,080
		129,740,938
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	444,765	4,243,058
Credicorp Ltd.	44,137	5,540,517
Intercorp Financial Services, Inc.	26,506	507,325
Southern Copper Corp.	35,833	2,577,468
		12,868,368
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	1,474,390	1,246,821
Aboitiz Power Corp.	60,500	40,870
ACEN Corp.	1,216,400	105,272
Alliance Global Group, Inc.(1)	1,108,600	195,811
Ayala Corp.	158,270	1,894,270
Ayala Land, Inc.	2,188,800	1,231,258
Ayalaland Logistics Holdings Corp.(1)	28,000	807
Bank of the Philippine Islands	1,151,401	2,144,936
BDO Unibank, Inc.	1,546,148	3,722,242
Cebu Air, Inc.(1)	19,350	10,979
Century Pacific Food, Inc.	256,200	140,190
Converge Information & Communications Technology Solutions, Inc.(1)	1,394,500	206,486
Cosco Capital, Inc.	227,200	18,754
DITO CME Holdings Corp.(1)	425,200	17,628
DMCI Holdings, Inc.	7,531,600	1,248,066
East West Banking Corp.	65,600	10,038
Filinvest Land, Inc.	519,000	5,244
Ginebra San Miguel, Inc.	7,600	22,929
Global Ferronickel Holdings, Inc.	757,000	32,067
Globe Telecom, Inc.	20,439	630,090
GT Capital Holdings, Inc.	145,480	1,422,379
International Container Terminal Services, Inc.	546,090	2,125,307
JG Summit Holdings, Inc.	1,506,324	1,045,949
Jollibee Foods Corp.	437,180	1,785,537
LT Group, Inc.	183,600	29,278
Manila Electric Co.	87,020	564,039
Manila Water Co., Inc.	265,100	85,952
Max's Group, Inc.	15,000	869

Megaworld Corp.	3,778,800	140,253
Metropolitan Bank & Trust Co.	2,676,290	2,409,924
Monde Nissin Corp.(1)	1,220,500	185,040
Nickel Asia Corp.	1,572,800	143,140
Petron Corp.	137,700	8,412
PLDT, Inc., ADR(2)	72,897	1,686,108
Puregold Price Club, Inc.	525,000	257,362
Robinsons Land Corp.	850,300	222,476
Robinsons Retail Holdings, Inc.	128,010	92,478
Security Bank Corp.	725,710	921,779
Semirara Mining & Power Corp.	1,019,800	532,213
Shell Pilipinas Corp.(1)	7,000	1,466
SM Investments Corp.	61,815	912,746
SM Prime Holdings, Inc.	3,234,200	1,882,819
Universal Robina Corp.	587,770	1,192,945
Vista Land & Lifescapes, Inc.	266,100	7,959
Wilcon Depot, Inc.	471,800	179,786
		30,760,974
Poland — 1.1%
Alior Bank SA(1)	199,991	3,860,944
Allegro.eu SA(1)	172,469	1,247,254
AmRest Holdings SE(1)	9,743	59,575
Asseco Poland SA	7,498	143,083
Bank Handlowy w Warszawie SA	4,133	100,054
Bank Millennium SA(1)	867,547	1,721,561
Bank Polska Kasa Opieki SA	113,845	3,999,641
Budimex SA	9,937	1,377,183
CCC SA(1)	51,034	694,100
CD Projekt SA(2)	65,210	1,775,875
Cyfrowy Polsat SA(1)	54,560	174,856
Dino Polska SA(1)	32,038	3,568,243
Enea SA(1)	123,864	265,925
Eurocash SA	19,678	81,115
Grenevia SA(1)	28,812	23,434
Grupa Azoty SA(1)	33,832	183,623
Grupa Kety SA	3,830	693,104
Jastrzebska Spolka Weglowa SA(1)	186,229	1,842,193
KGHM Polska Miedz SA	84,175	2,425,578
KRUK SA	14,940	1,707,542
LPP SA	936	3,481,527
Lubelski Wegiel Bogdanka SA	857	7,199
mBank SA(1)	6,033	850,259
Orange Polska SA	1,221,561	2,452,033
ORLEN SA	363,524	5,366,730
Pepco Group NV(1)	73,924	419,353
PGE Polska Grupa Energetyczna SA(1)	147,156	309,069
Powszechna Kasa Oszczednosci Bank Polski SA(1)	222,560	2,647,501
Powszechny Zaklad Ubezpieczen SA	252,774	2,879,218
Santander Bank Polska SA(1)	20,473	2,543,545
Tauron Polska Energia SA(1)	563,566	580,440
TEN Square Games SA(2)	1,102	25,817
Text SA	13,899	383,389
Warsaw Stock Exchange	5,163	51,797
XTB SA	43,185	360,115
		48,302,875

Russia(3)†
Gazprom PJSC(1)	1,738,516	2
Gazprom PJSC, ADR(1)	13,735	2
Globaltrans Investment PLC, GDR(1)	112,592	11
LUKOIL PJSC	69,112	—
LUKOIL PJSC, ADR(1)	2,950	—
Magnit PJSC	9,702	—
Mechel PJSC(1)	22,684	—
MMC Norilsk Nickel PJSC(1)	7,492	—
MMC Norilsk Nickel PJSC, ADR(1)	6	—
Mobile TeleSystems PJSC, ADR(1)	58,032	6
Novatek PJSC	38,550	—
Novolipetsk Steel PJSC(1)	405,900	1
PhosAgro PJSC	14,221	—
PhosAgro PJSC, GDR(1)	2	—
PhosAgro PJSC (London)(1)	275	—
Ros Agro PLC, GDR(1)	2,060	—
Rosneft Oil Co. PJSC	192,337	—
Severstal PAO, GDR(1)	53,821	6
Tatneft PJSC	223,476	—
VTB Bank PJSC(1)	1,439,642,000	1,600
X5 Retail Group NV, GDR(1)	13,628	1
		1,629
South Africa — 3.5%
Absa Group Ltd.	671,141	6,189,836
Adcock Ingram Holdings Ltd.	1,014	2,900
Advtech Ltd.	35,578	45,949
AECI Ltd.	158,001	866,812
African Rainbow Minerals Ltd.	195,692	1,887,670
Afrimat Ltd.	18,266	54,717
Alexander Forbes Group Holdings Ltd.	85,796	26,094
Anglo American Platinum Ltd.	18,268	773,551
Anglogold Ashanti PLC	408,668	7,866,859
ArcelorMittal South Africa Ltd.(1)	60,938	3,951
Aspen Pharmacare Holdings Ltd.(2)	317,807	3,125,777
Astral Foods Ltd.	29,039	245,587
AVI Ltd.	454,617	1,889,498
Barloworld Ltd.	411,224	1,663,479
Bid Corp. Ltd.	109,573	2,404,553
Bidvest Group Ltd.(2)	171,924	2,153,724
Brait PLC(1)	36,591	3,614
Capitec Bank Holdings Ltd.	24,610	2,563,927
Cashbuild Ltd.	1,658	14,782
City Lodge Hotels Ltd.	91,493	22,652
Clicks Group Ltd.	137,484	2,154,424
Coronation Fund Managers Ltd.(2)	157,438	263,686
DataTec Ltd.	30,130	55,978
Dis-Chem Pharmacies Ltd.(2)	72,041	108,618
Discovery Ltd.	270,370	1,905,077
DRDGOLD Ltd.	116,336	108,830
Exxaro Resources Ltd.(2)	227,522	2,269,566
Famous Brands Ltd.	3,093	9,685
FirstRand Ltd.	2,157,013	7,715,815
Foschini Group Ltd.(2)	418,594	2,431,785
Gold Fields Ltd., ADR	638,927	9,769,194

Grindrod Ltd.	322,753	177,108
Harmony Gold Mining Co. Ltd., ADR	753,261	4,700,349
Impala Platinum Holdings Ltd.	768,004	3,122,869
Investec Ltd.	110,444	706,279
KAL Group Ltd.	1,532	2,967
KAP Ltd.(1)	1,542,797	198,796
Kumba Iron Ore Ltd.	42,674	1,342,658
Life Healthcare Group Holdings Ltd.	907,143	871,759
Metair Investments Ltd.(1)	41,971	37,139
MiX Telematics Ltd., ADR	5,715	36,519
Momentum Metropolitan Holdings	2,700,146	2,883,804
Motus Holdings Ltd.	142,191	702,790
Mr Price Group Ltd.	236,929	1,929,428
MTN Group Ltd.	953,756	5,210,467
MultiChoice Group(1)	417,374	1,498,073
Murray & Roberts Holdings Ltd.(1)	20,297	701
Naspers Ltd., N Shares	46,211	8,522,165
Nedbank Group Ltd.	409,920	4,650,206
NEPI Rockcastle NV	516,278	3,174,486
Netcare Ltd.	963,852	706,016
Ninety One Ltd.	121,239	264,195
Northam Platinum Holdings Ltd.	531,294	3,427,788
Oceana Group Ltd.	2,532	9,156
Old Mutual Ltd.	6,503,953	3,965,551
Omnia Holdings Ltd.	410,264	1,297,944
OUTsurance Group Ltd.	343,654	757,364
Pick n Pay Stores Ltd.(2)	267,425	337,794
PPC Ltd.(1)	754,515	146,338
PSG Financial Services Ltd.	120,987	97,262
Raubex Group Ltd.(2)	14,747	20,684
Reinet Investments SCA	116,875	2,743,711
Remgro Ltd.(2)	420,764	3,239,044
Reunert Ltd.	50,821	166,482
RFG Holdings Ltd.	19,543	13,723
RMB Holdings Ltd.(1)	124,786	3,576
Sanlam Ltd.	725,201	2,609,624
Santam Ltd.	10,918	168,486
Sappi Ltd.(2)	1,197,240	2,509,525
Sasol Ltd., ADR	375,473	4,141,467
Shoprite Holdings Ltd.	269,387	3,674,882
Sibanye Stillwater Ltd., ADR(2)	788,761	3,517,874
SPAR Group Ltd.(2)	204,562	1,264,840
Standard Bank Group Ltd.	597,405	6,349,121
Super Group Ltd.	94,483	145,634
Telkom SA SOC Ltd.(1)(2)	851,289	1,140,216
Thungela Resources Ltd.(2)	344,315	2,637,498
Tiger Brands Ltd.(2)	126,367	1,218,640
Transaction Capital Ltd.(2)	27,574	10,216
Truworths International Ltd.	600,798	2,442,826
Tsogo Sun Ltd.	11,283	7,304
Vodacom Group Ltd.(2)	325,980	1,678,733
Wilson Bayly Holmes-Ovcon Ltd.(1)	11,576	77,363
Woolworths Holdings Ltd.	548,542	1,962,925
Zeda Ltd.(1)	232,331	161,136

Zeder Investments Ltd.	120,266	11,676
		151,293,767
South Korea — 14.0%
ABLBio, Inc.(1)	23,584	361,088
Able C&C Co. Ltd.	610	3,343
Advanced Process Systems Corp.	4,807	78,707
Aekyung Chemical Co. Ltd.	36,696	365,725
Aekyung Industrial Co. Ltd.	63	938
AfreecaTV Co. Ltd.	8,544	441,424
Ahnlab, Inc.	1,317	70,480
Alteogen, Inc.(1)	3,978	246,351
Amorepacific Corp.	6,448	644,151
AMOREPACIFIC Group	17,909	383,948
Ananti, Inc.(1)	156,492	780,420
Aprogen Biologics(1)	563,343	130,014
Aprogen, Inc.(1)	54,523	41,118
APTC Co. Ltd.(1)	1,177	14,189
Asiana Airlines, Inc.(1)	49,808	403,397
BGF Co. Ltd.	12,496	35,025
BGF retail Co. Ltd.	5,815	607,370
BH Co. Ltd.	33,647	564,560
Binex Co. Ltd.(1)	11,370	69,177
Binggrae Co. Ltd.	3,060	132,850
Bioneer Corp.(1)	7,543	175,209
BNK Financial Group, Inc.	407,574	2,261,740
Boditech Med, Inc.	3,086	42,782
Boryung	22,949	169,269
Bukwang Pharmaceutical Co. Ltd.(1)	14,110	66,250
Byucksan Corp.	60,494	131,098
Caregen Co. Ltd.	7,410	161,753
Celltrion Healthcare Co. Ltd.	15,173	874,519
Celltrion Pharm, Inc.(1)	2,886	178,644
Celltrion, Inc.	26,089	3,285,916
Chabiotech Co. Ltd.(1)	19,986	257,524
Cheil Worldwide, Inc.	62,299	942,628
Chong Kun Dang Pharmaceutical Corp.	15,023	1,440,286
Chongkundang Holdings Corp.	112	4,945
Chunbo Co. Ltd.	690	57,571
CJ CGV Co. Ltd.(1)	62,735	269,812
CJ CheilJedang Corp.	3,698	884,499
CJ Corp.	8,463	601,100
CJ ENM Co. Ltd.(1)	20,427	1,210,774
CJ Logistics Corp.	12,400	1,081,976
Classys, Inc.	16,076	518,998
CMG Pharmaceutical Co. Ltd.(1)	9,916	16,815
Com2uSCorp	6,964	266,092
Connectwave Co. Ltd.(1)	1,135	10,337
Cosmax, Inc.(1)	10,511	899,809
CosmoAM&T Co. Ltd.(1)	5,349	680,796
Cosmochemical Co. Ltd.(1)	24,422	707,225
Coupang, Inc.(1)	384,914	5,881,486
Coway Co. Ltd.	53,603	2,063,874
COWELL FASHION Co. Ltd.	21,346	178,813
Creative & Innovative System(1)	44,131	397,655
CrystalGenomics Invites Co. Ltd.(1)	11,842	24,276

CS Wind Corp.	7,100	293,361
Cuckoo Holdings Co. Ltd.	2,944	37,095
Cuckoo Homesys Co. Ltd.	4,724	84,076
Dae Han Flour Mills Co. Ltd.	490	48,636
Daeduck Electronics Co. Ltd.	57,273	1,178,612
Daesang Corp.	16,188	247,310
Daesung Holdings Co. Ltd.	377	2,888
Daewon Pharmaceutical Co. Ltd.	2,047	25,213
Daewoo Engineering & Construction Co. Ltd.(1)	224,599	807,007
Daewoong Co. Ltd.	4,979	64,092
Daewoong Pharmaceutical Co. Ltd.	1,900	154,272
Daishin Securities Co. Ltd.	26,275	294,079
Daol Investment & Securities Co. Ltd.	111,644	348,652
Daou Data Corp.	23,246	221,755
Daou Technology, Inc.	18,641	255,237
DB Financial Investment Co. Ltd.	13,706	42,040
DB HiTek Co. Ltd.	47,191	2,261,909
DB Insurance Co. Ltd.	71,074	4,585,796
Dentium Co. Ltd.	7,252	706,594
DGB Financial Group, Inc.	325,931	2,143,046
DI Dong Il Corp.	26,046	631,078
DIO Corp.(1)	879	14,797
DL E&C Co. Ltd.	57,539	1,703,421
DL Holdings Co. Ltd.	21,494	796,378
DN Automotive Corp.	3,136	163,835
Dong-A Socio Holdings Co. Ltd.	1,514	106,733
Dong-A ST Co. Ltd.	2,746	124,643
Dongjin Semichem Co. Ltd.	59,013	1,755,205
DongKook Pharmaceutical Co. Ltd.	12,641	141,569
Dongkuk CM Co. Ltd.(1)	30,636	167,683
Dongkuk Holdings Co. Ltd.	16,318	113,723
Dongkuk Steel Mill Co. Ltd.(1)	70,702	606,384
Dongsuh Cos., Inc.	5,808	82,312
Dongwha Enterprise Co. Ltd.(1)	10,537	561,211
Dongwha Pharm Co. Ltd.	4,407	32,506
Dongwon Development Co. Ltd.	10,306	26,233
Dongwon F&B Co. Ltd.	2,410	57,306
Dongwon Industries Co. Ltd.	9,884	249,425
Dongwon Systems Corp.	3,363	88,527
Doosan Bobcat, Inc.	41,978	1,477,229
Doosan Co. Ltd.	327	23,294
Doosan Enerbility Co. Ltd.(1)	117,925	1,440,283
Doosan Fuel Cell Co. Ltd.(1)	4,525	84,949
Doosan Tesna, Inc.	12,170	596,413
DoubleUGames Co. Ltd.	7,321	254,147
Douzone Bizon Co. Ltd.	13,677	311,424
Dreamtech Co. Ltd.	15,774	144,522
Duk San Neolux Co. Ltd.(1)	6,317	225,280
Easy Bio, Inc.	465	1,143
Easy Holdings Co. Ltd.	1	2
Echo Marketing, Inc.	11,592	82,496
Ecopro BM Co. Ltd.	8,835	1,870,685
Ecopro Co. Ltd.	4,005	2,310,420
Ecopro HN Co. Ltd.	15,311	850,086
E-MART, Inc.	9,368	548,789

ENF Technology Co. Ltd.	2,415	46,744
Eo Technics Co. Ltd.	5,036	613,885
Eugene Corp.	22,122	60,153
Eugene Investment & Securities Co. Ltd.	69,233	215,800
Eugene Technology Co. Ltd.	5,418	181,069
F&F Co. Ltd.	18,035	1,196,296
Fila Holdings Corp.	64,933	1,912,342
Foosung Co. Ltd.	54,376	502,043
Genexine, Inc.(1)	1,908	14,334
GOLFZON Co. Ltd.	7,448	512,636
Gradiant Corp.	13,390	115,565
Grand Korea Leisure Co. Ltd.(1)	52,390	531,686
Green Cross Corp.	2,501	221,676
Green Cross Holdings Corp.	2,440	27,812
GS Engineering & Construction Corp.	41,213	517,479
GS Holdings Corp.	54,535	1,738,795
GS Retail Co. Ltd.	69,613	1,282,883
HAESUNG DS Co. Ltd.	19,421	863,429
Han Kuk Carbon Co. Ltd.	7,474	71,780
Hana Financial Group, Inc.	349,276	11,238,491
Hana Materials, Inc.	7,352	260,862
Hana Micron, Inc.	50,342	1,162,404
Hana Tour Service, Inc.(1)	4,222	176,856
Handsome Co. Ltd.	13,246	194,570
Hanil Cement Co. Ltd.	4,810	47,105
Hanjin Kal Corp.	674	27,924
Hanjin Transportation Co. Ltd.	3,382	65,533
Hankook Shell Oil Co. Ltd.	114	21,379
Hankook Tire & Technology Co. Ltd.	62,512	2,187,978
Hanmi Pharm Co. Ltd.	3,754	891,375
Hanmi Semiconductor Co. Ltd.	28,867	1,416,617
Hanon Systems	132,660	742,351
Hansae Co. Ltd.	42,094	675,298
Hansol Chemical Co. Ltd.	4,618	717,344
Hansol Paper Co. Ltd.	4,250	34,203
Hansol Technics Co. Ltd.	26,009	129,459
Hanssem Co. Ltd.	10,000	395,811
Hanwha Aerospace Co. Ltd.	51,575	5,044,093
Hanwha Corp.	55,001	1,089,283
Hanwha Corp., Preference Shares	2,247	24,736
Hanwha Galleria Corp.(1)	91,724	74,108
Hanwha General Insurance Co. Ltd.(1)	85,725	269,483
Hanwha Investment & Securities Co. Ltd.(1)	177,050	377,862
Hanwha Life Insurance Co. Ltd.(1)	881,557	1,886,181
Hanwha Ocean Co. Ltd.(1)	9,973	210,196
Hanwha Solutions Corp.(1)	49,401	1,273,567
Hanwha Systems Co. Ltd.	19,233	240,045
Harim Holdings Co. Ltd.	111,238	610,538
HD Hyundai Co. Ltd.	60,995	2,842,950
HD Hyundai Construction Equipment Co. Ltd.	10,546	397,241
HD Hyundai Electric Co. Ltd.	27,427	1,785,526
HD Hyundai Energy Solutions Co. Ltd.	3,807	70,275
HD Hyundai Heavy Industries Co. Ltd.(1)	6,312	610,210
HD Hyundai Infracore Co. Ltd.	152,233	920,208
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	54,332	4,689,333

HDC Holdings Co. Ltd.	3,073	16,211
HDC Hyundai Development Co-Engineering & Construction, E Shares	44,103	526,716
Helixmith Co. Ltd.(1)	2,352	9,352
Hite Jinro Co. Ltd.	27,099	462,950
HJ Shipbuilding & Construction Co. Ltd.(1)	15,718	48,859
HK inno N Corp.	1,899	58,409
HL Holdings Corp.	3,576	92,433
HL Mando Co. Ltd.	55,211	1,522,162
HLB, Inc.(1)	12,436	306,653
HMM Co. Ltd.	211,056	2,528,033
Hotel Shilla Co. Ltd.	28,816	1,463,094
HPSP Co. Ltd.	19,540	699,008
HS Industries Co. Ltd.	11,046	30,155
HSD Engine Co. Ltd.(1)	6,962	53,391
Hugel, Inc.(1)	5,929	700,644
Humasis Co. Ltd.(1)	255,300	398,006
Humax Co. Ltd.(1)	14,003	31,457
Humedix Co. Ltd.	11,189	297,205
Huons Co. Ltd.	1,038	30,104
Huons Global Co. Ltd.	1,022	17,045
Hwa Shin Co. Ltd.	35,568	323,517
Hwaseung Enterprise Co. Ltd.	6,727	45,130
HYBE Co. Ltd.(1)	7,173	1,193,225
Hyosung Advanced Materials Corp.	4,607	1,402,402
Hyosung Chemical Corp.(1)	1,063	73,879
Hyosung Corp.	2,913	153,785
Hyosung Heavy Industries Corp.(1)	6,911	1,123,186
Hyosung TNC Corp.	4,577	1,349,256
Hyundai Autoever Corp.	926	132,419
Hyundai Corp.	26,090	369,790
Hyundai Department Store Co. Ltd.	22,832	896,870
Hyundai Elevator Co. Ltd.	16,107	550,463
Hyundai Engineering & Construction Co. Ltd.	62,921	1,744,181
Hyundai GF Holdings	49,119	144,549
Hyundai Glovis Co. Ltd.	21,643	2,904,513
Hyundai Home Shopping Network Corp.	2,978	99,003
Hyundai Marine & Fire Insurance Co. Ltd.	94,876	2,283,845
Hyundai Mipo Dockyard Co. Ltd.(1)	25,424	1,595,088
Hyundai Mobis Co. Ltd.	27,219	4,813,955
Hyundai Motor Co.	120,381	17,140,352
Hyundai Rotem Co. Ltd.(1)	73,554	1,513,230
Hyundai Steel Co.	98,776	2,685,475
Hyundai Wia Corp.	38,120	1,759,514
ICD Co. Ltd.	6,931	45,458
Il Dong Pharmaceutical Co. Ltd.(1)	137	1,828
Ilyang Pharmaceutical Co. Ltd.	8,045	92,251
iMarketKorea, Inc.	10,401	66,862
Industrial Bank of Korea	285,466	2,612,519
Innocean Worldwide, Inc.	13,952	219,453
Innox Advanced Materials Co. Ltd.	13,820	351,482
Insun ENT Co. Ltd.(1)	15,244	86,410
Interflex Co. Ltd.(1)	344	2,862
INTOPS Co. Ltd.	26,498	601,155
iNtRON Biotechnology, Inc.(1)	11,031	69,603
IS Dongseo Co. Ltd.(1)	32,042	674,860

ISC Co. Ltd.	7,370	501,918
i-SENS, Inc.	13,749	250,425
ISU Chemical Co. Ltd.	11,199	132,530
ISU Specialty Chemical(1)	2,747	408,242
JB Financial Group Co. Ltd.	196,186	1,574,013
Jeisys Medical, Inc.(1)	47,840	398,712
Jeju Air Co. Ltd.(1)	37,855	317,111
Jin Air Co. Ltd.(1)	16,591	151,577
Jusung Engineering Co. Ltd.	83,461	2,266,545
JW Holdings Corp.	1	3
JW Pharmaceutical Corp.	9,547	221,927
JYP Entertainment Corp.	25,501	1,893,536
K Car Co. Ltd.	21,345	185,195
Kakao Corp.	59,256	2,311,860
Kakao Games Corp.(1)	4,032	82,051
KakaoBank Corp.	53,941	1,092,909
Kakaopay Corp.(1)	3,910	139,138
Kangwon Energy Co. Ltd.(1)	2,775	40,328
Kangwon Land, Inc.	106,760	1,279,777
KB Financial Group, Inc., ADR	337,193	13,582,134
KC Co. Ltd.	5,885	80,792
KC Tech Co. Ltd.	6,554	134,427
KCC Corp.	6,818	1,096,239
KCC Glass Corp.	10,265	329,983
KEPCO Engineering & Construction Co., Inc.	4,596	217,857
KEPCO Plant Service & Engineering Co. Ltd.	30,578	824,099
KG Chemical Corp.	61,396	328,316
KG Dongbusteel	72,145	489,255
KG Eco Technology Service Co. Ltd.	45,736	398,058
KG Mobility Co.(1)	919	5,786
Kginicis Co. Ltd.	19,665	185,020
KH Vatec Co. Ltd.	9,846	107,818
Kia Corp.	239,403	15,905,486
KISCO Corp.	15,701	78,571
KISWIRE Ltd.	2,131	31,732
KIWOOM Securities Co. Ltd.	21,420	1,527,170
KMW Co. Ltd.(1)	675	6,169
Koentec Co. Ltd.	3,932	21,600
Koh Young Technology, Inc.	10,793	95,879
Kolmar BNH Co. Ltd.	6,109	74,456
Kolmar Korea Holdings Co. Ltd.	3,160	17,676
Kolon Corp.	1,460	19,636
Kolon Industries, Inc.	21,856	728,270
KoMiCo Ltd.	6,296	294,014
KONA I Co. Ltd.(1)	4,604	57,934
Korea Aerospace Industries Ltd.	83,204	2,989,843
Korea Circuit Co. Ltd.(1)	10,726	138,279
Korea District Heating Corp.(1)	758	14,192
Korea Electric Power Corp., ADR(1)(2)	267,841	1,949,882
Korea Electric Terminal Co. Ltd.	2,868	169,325
Korea Gas Corp.(1)	4,476	86,068
Korea Investment Holdings Co. Ltd.	45,417	2,100,233
Korea Line Corp.(1)	268,824	406,644
Korea Petrochemical Ind Co. Ltd.	2,947	374,606
Korea Real Estate Investment & Trust Co. Ltd.	68,819	65,452

Korea United Pharm, Inc.	5,778	108,395
Korea Zinc Co. Ltd.	4,490	1,703,227
Korean Air Lines Co. Ltd.	188,182	3,260,217
Korean Reinsurance Co.	198,679	1,192,963
Krafton, Inc.(1)	12,321	2,025,231
KT Corp.	75,449	1,960,094
KT Skylife Co. Ltd.	12,012	56,226
Kum Yang Co. Ltd.(1)	26,395	2,611,031
Kumho Petrochemical Co. Ltd.	23,079	2,278,956
Kumho Tire Co., Inc.(1)	167,174	717,671
KUMHOE&C Co. Ltd.	253	1,070
Kyung Dong Navien Co. Ltd.	10,599	374,147
L&F Co. Ltd.	3,514	478,010
Lake Materials Co. Ltd.(1)	43,117	487,280
LB Semicon, Inc.(1)	21,320	126,826
LEENO Industrial, Inc.	3,651	564,664
LegoChem Biosciences, Inc.(1)	2,616	91,505
LF Corp.	10,203	109,602
LG Chem Ltd.	17,477	6,761,238
LG Corp.	42,504	2,752,848
LG Display Co. Ltd., ADR(1)	622,959	2,996,433
LG Electronics, Inc.	111,994	8,880,092
LG Energy Solution Ltd.(1)	6,644	2,328,729
LG H&H Co. Ltd.	3,645	941,650
LG HelloVision Co. Ltd.	6,071	15,857
LG Innotek Co. Ltd.	9,062	1,667,508
LG Uplus Corp.	331,434	2,692,150
LIG Nex1 Co. Ltd.	23,838	1,800,484
Lock&Lock Co. Ltd.	3,198	15,712
Lotte Chemical Corp.	9,642	1,147,904
Lotte Chilsung Beverage Co. Ltd.	5,740	656,625
Lotte Corp.	1,759	38,080
Lotte Data Communication Co.	2,619	55,547
Lotte Energy Materials Corp.	6,363	221,040
LOTTE Fine Chemical Co. Ltd.	19,667	877,482
LOTTE Himart Co. Ltd.	1,460	11,708
Lotte Rental Co. Ltd.	22,974	485,152
Lotte Shopping Co. Ltd.	8,259	488,618
Lotte Wellfood Co. Ltd.	2,167	207,281
LS Corp.	7,476	489,021
LS Electric Co. Ltd.	6,324	369,878
LVMC Holdings(1)	157,626	294,309
LX Hausys Ltd.	4,181	145,936
LX Holdings Corp.	36,891	209,527
LX INTERNATIONAL Corp.	76,277	1,755,231
LX Semicon Co. Ltd.	14,387	959,648
Maeil Dairies Co. Ltd.	2,084	69,630
Mcnex Co. Ltd.	13,810	324,592
Medytox, Inc.	2,082	356,542
MegaStudyEdu Co. Ltd.	13,995	618,307
Meritz Financial Group, Inc.	129,695	5,561,025
Mirae Asset Life Insurance Co. Ltd.(1)	22,028	94,004
Mirae Asset Securities Co. Ltd.	376,926	2,089,045
Miwon Commercial Co. Ltd.	112	14,313
Myoung Shin Industrial Co. Ltd.(1)	59,478	883,953

Namhae Chemical Corp.	21,065	116,720
Namsun Aluminum Co. Ltd.(1)	7,959	14,124
NAVER Corp.	47,069	7,566,053
NCSoft Corp.	6,466	1,309,269
Neowiz(1)	26,970	554,394
NEPES Corp.(1)	8,242	107,937
Netmarble Corp.(1)	1,805	82,576
Nexen Tire Corp.	36,014	244,423
NEXTIN, Inc.	3,774	204,051
NH Investment & Securities Co. Ltd.	245,765	1,948,634
NHN Corp.(1)	8,144	147,895
NHN KCP Corp.	25,127	236,847
NICE Holdings Co. Ltd.	8,854	91,336
NICE Information Service Co. Ltd.	22,716	158,085
NongShim Co. Ltd.	2,220	696,099
OCI Co. Ltd.(1)	694	56,636
OCI Holdings Co. Ltd.	28,813	2,199,492
OptoElectronics Solutions Co. Ltd.	901	8,495
Orion Corp./Republic of Korea	12,143	1,098,006
Orion Holdings Corp.	18,881	224,410
Oscotec, Inc.(1)	202	2,989
Ottogi Corp.	838	245,471
Pan Ocean Co. Ltd.	454,442	1,587,442
Paradise Co. Ltd.(1)	50,774	524,171
Park Systems Corp.	2,100	260,899
Partron Co. Ltd.	52,572	347,891
Pearl Abyss Corp.(1)	3,308	96,220
People & Technology, Inc.	21,703	880,620
PharmaResearch Co. Ltd.	3,885	323,876
Pharmicell Co. Ltd.(1)	14,652	68,287
PI Advanced Materials Co. Ltd.	10,344	246,989
Poongsan Corp.	30,804	851,871
Posco DX Co. Ltd.	49,364	2,182,557
POSCO Future M Co. Ltd.	3,985	997,338
POSCO Holdings, Inc., ADR	241,701	22,526,533
Posco International Corp.	89,443	3,952,000
Posco M-Tech Co. Ltd.	20,953	394,174
PSK, Inc.	30,279	464,632
Pulmuone Co. Ltd.	3,081	24,679
S&S Tech Corp.	6,600	258,451
S-1 Corp.	6,287	291,611
Sam Chun Dang Pharm Co. Ltd.(1)	1,941	106,668
Sam Young Electronics Co. Ltd.	3,086	19,487
Samchully Co. Ltd.	2,940	219,046
Samjin Pharmaceutical Co. Ltd.	1,819	30,989
Samsung Biologics Co. Ltd.(1)	3,088	1,727,431
Samsung C&T Corp.	31,377	2,893,138
Samsung Card Co. Ltd.	2,438	62,250
Samsung Electro-Mechanics Co. Ltd.	39,800	4,484,951
Samsung Electronics Co. Ltd., GDR	88,044	122,677,892
Samsung Engineering Co. Ltd.(1)	177,925	3,469,115
Samsung Fire & Marine Insurance Co. Ltd.	44,730	8,990,422
Samsung Heavy Industries Co. Ltd.(1)	309,569	1,910,586
Samsung Life Insurance Co. Ltd.	49,970	2,701,404
Samsung SDI Co. Ltd.	22,811	8,306,082

Samsung SDS Co. Ltd.	14,094	1,832,671
Samsung Securities Co. Ltd.	89,784	2,721,878
Samwha Capacitor Co. Ltd.	1,445	43,656
Samyang Corp.	1,845	62,891
Samyang Foods Co. Ltd.	2,284	374,487
Samyang Holdings Corp.	1,825	98,221
Sang-A Frontec Co. Ltd.	2,323	35,481
Sangsangin Co. Ltd.(1)	36,362	116,310
SD Biosensor, Inc.	36,022	315,734
Seah Besteel Holdings Corp.	30,298	578,099
SeAH Steel Corp.	2,776	281,315
SeAH Steel Holdings Corp.	2,262	334,805
Sebang Co. Ltd.	11,290	104,513
Sebang Global Battery Co. Ltd.	8,356	378,571
Seegene, Inc.	43,195	715,650
Sejong Telecom, Inc.	1,945	1,016
Seobu T&D	23,139	135,490
Seojin System Co. Ltd.(1)	17,366	256,055
Seoul Semiconductor Co. Ltd.	58,387	448,527
Seoyon E-Hwa Co. Ltd.	32,055	428,459
SFA Engineering Corp.	21,698	501,554
SFA Semicon Co. Ltd.(1)	55,863	229,581
SGC Energy Co. Ltd.	3,153	70,547
Shinhan Financial Group Co. Ltd., ADR	442,983	12,580,717
Shinsegae International, Inc.	15,239	194,038
Shinsegae, Inc.	12,236	1,608,358
Shinsung E&G Co. Ltd.(1)	13,081	20,144
Shinyoung Securities Co. Ltd.	714	33,525
SillaJen, Inc.(1)	626	3,128
SIMMTECH Co. Ltd.	30,515	916,530
SK Biopharmaceuticals Co. Ltd.(1)	9,322	620,080
SK Bioscience Co. Ltd.(1)	5,111	268,126
SK Chemicals Co. Ltd.	7,887	391,786
SK D&D Co. Ltd.	12,993	283,483
SK Discovery Co. Ltd.	9,724	305,219
SK Gas Ltd.	1,169	138,835
SK Hynix, Inc.	379,559	39,383,601
SK IE Technology Co. Ltd.(1)	6,095	333,705
SK Innovation Co. Ltd.(1)	36,752	4,068,640
SK Networks Co. Ltd.	350,029	1,534,286
SK oceanplant Co. Ltd.(1)	26,661	342,322
SK Securities Co. Ltd.	281,197	136,095
SK Telecom Co. Ltd., ADR(2)	28,209	634,702
SK, Inc.	29,940	3,787,883
SKC Co. Ltd.	5,450	407,455
SL Corp.	24,665	621,231
SM Entertainment Co. Ltd.	11,279	758,796
SNT Dynamics Co. Ltd.	14,099	160,711
SNT Motiv Co. Ltd.	17,298	586,690
S-Oil Corp.	45,458	2,395,855
Songwon Industrial Co. Ltd.	5,948	86,691
Soulbrain Co. Ltd.	3,280	703,579
Soulbrain Holdings Co. Ltd.	1,229	33,858
SPC Samlip Co. Ltd.	1,750	84,300
SPG Co. Ltd.	15,942	432,439

STIC Investments, Inc.	2,476	12,678
Studio Dragon Corp.(1)	12,965	543,376
Sun Kwang Co. Ltd.	716	9,704
Sung Kwang Bend Co. Ltd.	20,654	201,712
Sungwoo Hitech Co. Ltd.	139,343	972,577
Taekwang Industrial Co. Ltd.	59	27,129
Taewoong Co. Ltd.(1)	2,935	36,892
Taeyoung Engineering & Construction Co. Ltd.	8,091	23,129
Taihan Electric Wire Co. Ltd.(1)	8,345	76,801
TES Co. Ltd.	10,262	162,766
TK Corp.	11,345	132,011
TKG Huchems Co. Ltd.	27,358	450,297
Tokai Carbon Korea Co. Ltd.	4,217	322,969
Tongyang Life Insurance Co. Ltd.(1)	32,275	111,440
Tongyang, Inc.	2,830	2,223
Toptec Co. Ltd.	329	1,970
TSE Co. Ltd.	1,752	68,584
Tway Air Co. Ltd.(1)	88,625	153,679
TY Holdings Co. Ltd.	2,617	10,145
Unid Btplus Co. Ltd.(1)	3,490	22,843
Unid Co. Ltd.	5,726	334,490
Value Added Technology Co. Ltd.	4,998	124,511
Vieworks Co. Ltd.	968	19,895
Webzen, Inc.	7,626	88,315
Wemade Co. Ltd.	17,234	714,216
Whanin Pharmaceutical Co. Ltd.	148	1,603
Winix, Inc.	1,433	11,328
WiSoL Co. Ltd.	6,266	35,538
Won Tech Co. Ltd.(1)	51,968	435,098
Wonik Holdings Co. Ltd.(1)	5,541	14,320
WONIK IPS Co. Ltd.	7,578	199,434
Wonik Materials Co. Ltd.	745	15,608
Wonik QnC Corp.	13,043	271,452
Woongjin Thinkbig Co. Ltd.	92,837	196,455
Woori Financial Group, Inc.	753,950	7,600,411
Woori Technology Investment Co. Ltd.(1)	66,766	287,206
W-Scope Chungju Plant Co. Ltd.(1)	5,826	185,739
Y G-1 Co. Ltd.	6	26
YG Entertainment, Inc.	15,363	618,316
Youlchon Chemical Co. Ltd.	3,021	81,339
Young Poong Corp.	334	131,685
Youngone Corp.	32,954	1,113,371
Youngone Holdings Co. Ltd.	8,232	494,308
Yuanta Securities Korea Co. Ltd.	56,886	113,673
Yuhan Corp.	12,431	590,029
Zinus, Inc.	13,083	158,774
		612,307,546
Taiwan — 18.4%
Aaeon Technology, Inc.	1,000	5,133
Abico Avy Co. Ltd.	38,060	30,349
Ability Enterprise Co. Ltd.	502,000	431,609
AcBel Polytech, Inc.(2)	513,482	688,933
Accton Technology Corp.	65,000	1,105,904
Acer Cyber Security, Inc.	6,000	33,506
Acer, Inc.(2)	2,353,000	2,654,306

ACES Electronic Co. Ltd.	39,720	38,977
Acon Holding, Inc.(1)	277,000	86,125
Acter Group Corp. Ltd.	398,414	2,310,922
ADATA Technology Co. Ltd.	553,553	1,769,552
Advanced Ceramic X Corp.	9,000	75,344
Advanced International Multitech Co. Ltd.(2)	147,000	334,416
Advanced Optoelectronic Technology, Inc.(1)	23,000	22,653
Advanced Power Electronics Corp.	17,000	57,378
Advantech Co. Ltd.	71,710	810,133
AGV Products Corp.	183,000	69,727
Air Asia Co. Ltd.	58,000	68,153
Airtac International Group	4,185	145,356
Alexander Marine Co. Ltd.(2)	13,000	163,142
Allied Circuit Co. Ltd.	37,000	177,885
Allied Supreme Corp.(2)	31,000	340,064
Alltek Technology Corp.	59,529	70,808
Alltop Technology Co. Ltd.	35,252	207,876
Alpha Networks, Inc.	153,772	175,794
Altek Corp.(2)	511,000	643,649
Amazing Microelectronic Corp.	100,259	410,894
AMPACS Corp.	16,000	25,114
Ampire Co. Ltd.	63,000	78,473
AMPOC Far-East Co. Ltd.	38,000	92,902
AmTRAN Technology Co. Ltd.(1)	1,135,124	434,243
Anderson Industrial Corp.	234,000	85,772
Anji Technology Co. Ltd.	20,397	25,129
Anpec Electronics Corp.	33,000	210,916
Apacer Technology, Inc.	53,000	102,070
APAQ Technology Co. Ltd.	12,000	25,262
Apex Dynamics, Inc.	17,000	123,083
Apex International Co. Ltd.	82,000	132,295
Arcadyan Technology Corp.	120,061	628,162
Ardentec Corp.	1,695,000	3,814,397
Argosy Research, Inc.	28,545	155,184
ASE Technology Holding Co. Ltd., ADR	1,426,118	12,264,615
Asia Cement Corp.(2)	2,001,000	2,669,349
Asia Optical Co., Inc.	146,000	311,971
Asia Pacific Telecom Co. Ltd.(1)	7,209	1,743
Asia Polymer Corp.	388,007	296,773
Asia Tech Image, Inc.	10,000	21,582
Asia Vital Components Co. Ltd.	718,243	7,049,191
ASIX Electronics Corp.	11,000	48,082
ASolid Technology Co. Ltd.	21,000	81,514
ASPEED Technology, Inc.	8,400	789,632
ASROCK, Inc.	3,000	20,401
Asustek Computer, Inc.(2)	935,000	11,789,042
ATE Energy International Co. Ltd.(1)	47,000	42,293
Aten International Co. Ltd.	9,000	23,397
Audix Corp.	19,000	35,587
AUO Corp.(1)(2)	6,375,160	3,345,623
AURAS Technology Co. Ltd.	36,000	419,994
AVer Information, Inc.	14,000	23,363
Avermedia Technologies	275,000	340,103
Azurewave Technologies, Inc.(1)	12,000	17,265
Bafang Yunji International Co. Ltd.	53,000	293,792

Bank of Kaohsiung Co. Ltd.(1)	142,467	54,918
Baolong International Co. Ltd.	34,000	16,760
Basso Industry Corp.	26,000	33,743
BenQ Materials Corp.	108,000	124,674
BenQ Medical Technology Corp.	23,000	47,017
BES Engineering Corp.	4,187,000	1,495,102
Bin Chuan Enterprise Co. Ltd.	23,000	16,842
B'in Live Co. Ltd.(1)	46,000	158,955
Bioteque Corp.	6,000	21,103
Bizlink Holding, Inc.(2)	105,496	890,373
Bon Fame Co. Ltd.	34,000	94,589
Bora Pharmaceuticals Co. Ltd.	7,146	146,832
Brighton-Best International Taiwan, Inc.	206,000	229,065
C Sun Manufacturing Ltd.	40,976	74,271
Capital Futures Corp.	19,000	29,634
Capital Securities Corp.	864,000	426,051
Career Technology MFG. Co. Ltd.	569,100	397,463
Catcher Technology Co. Ltd.(2)	1,286,000	8,000,893
Cathay Financial Holding Co. Ltd.(1)(2)	5,022,062	7,474,480
Cayman Engley Industrial Co. Ltd.	7,000	13,860
Center Laboratories, Inc.	65,169	95,017
Central Reinsurance Co. Ltd.(1)	558,585	414,136
Century Iron & Steel Industrial Co. Ltd.	141,000	747,906
Chailease Holding Co. Ltd.	111,978	665,346
Chain Chon Industrial Co. Ltd.	43,000	19,488
Chaintech Technology Corp.	42,000	61,579
Champion Building Materials Co. Ltd.(1)	81,900	25,745
Champion Microelectronic Corp.	19,000	49,139
Chang Hwa Commercial Bank Ltd.	3,274,735	1,865,209
Chang Wah Electromaterials, Inc.	193,000	213,045
Chang Wah Technology Co. Ltd.	17,500	18,984
Channel Well Technology Co. Ltd.	245,000	662,312
Charoen Pokphand Enterprise	72,600	222,918
CHC Healthcare Group	217,000	428,090
Chen Full International Co. Ltd.	16,000	19,555
Chenbro Micom Co. Ltd.	47,000	378,688
Cheng Loong Corp.	436,000	415,545
Cheng Mei Materials Technology Corp.(1)	576,158	243,496
Cheng Shin Rubber Industry Co. Ltd.	2,122,000	3,196,085
Cheng Uei Precision Industry Co. Ltd.	477,000	673,366
Chenming Electronic Technology Corp.(2)	226,000	332,002
Chia Chang Co. Ltd.	30,000	40,979
Chia Hsin Cement Corp.	128,520	79,545
Chicony Electronics Co. Ltd.	717,000	3,658,228
Chicony Power Technology Co. Ltd.	80,000	363,780
Chieftek Precision Co. Ltd.	1,100	2,348
China Airlines Ltd.	2,515,000	1,699,738
China Bills Finance Corp.	155,000	72,403
China Chemical & Pharmaceutical Co. Ltd.(2)	328,000	259,590
China Container Terminal Corp.	38,000	25,423
China Development Financial Holding Corp.(1)(2)	3,288,943	1,336,733
China Development Financial Holding Corp., Preference Shares(1)	402,360	91,926
China Electric Manufacturing Corp.(2)	450,000	241,952
China General Plastics Corp.	157,722	117,833
China Man-Made Fiber Corp.(1)	430,320	111,202

China Metal Products	133,000	168,980
China Motor Corp.	217,800	707,259
China Petrochemical Development Corp.(1)(2)	3,221,980	1,012,202
China Steel Chemical Corp.	6,000	22,284
China Steel Corp.(2)	6,285,000	5,263,809
China Steel Structure Co. Ltd.	18,000	30,545
China Wire & Cable Co. Ltd.(2)	113,000	135,180
Chinese Maritime Transport Ltd.(2)	175,000	264,615
Chin-Poon Industrial Co. Ltd.	649,000	1,015,397
Chipbond Technology Corp.(2)	592,000	1,363,534
ChipMOS Technologies, Inc.	480,000	626,789
Chlitina Holding Ltd.	34,000	212,133
Chong Hong Construction Co. Ltd.	1,000	2,394
Chroma ATE, Inc.	927,000	6,355,412
Chun Yuan Steel Industry Co. Ltd.	229,000	123,892
Chung Hung Steel Corp.	180,000	134,564
Chung Hwa Pulp Corp.(2)	96,000	68,825
Chung-Hsin Electric & Machinery Manufacturing Corp.(2)	568,000	2,212,402
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	98,000	183,530
Chunghwa Precision Test Tech Co. Ltd.	22,000	414,034
Chunghwa Telecom Co. Ltd., ADR	148,295	5,626,312
Cleanaway Co. Ltd.	108,000	627,742
Clevo Co.	82,000	88,405
CMC Magnetics Corp.(1)	1,019,063	355,607
Collins Co. Ltd.	48,000	27,451
Compal Electronics, Inc.	3,602,000	3,563,133
Compeq Manufacturing Co. Ltd.	1,031,000	2,419,758
Concord International Securities Co. Ltd.	601,020	330,874
Concord Securities Co. Ltd.(1)	197,000	82,620
Concraft Holding Co. Ltd.(1)	3,826	1,890
Continental Holdings Corp.	521,000	463,547
Contrel Technology Co. Ltd.	79,000	46,056
Coremax Corp.	53,837	144,769
Coretronic Corp.	299,000	685,192
Co-Tech Development Corp.(2)	1,362,000	2,708,967
Creative Sensor, Inc.	35,000	32,970
CTBC Financial Holding Co. Ltd.	12,392,000	10,846,021
CTCI Corp.	365,000	511,758
CviLux Corp.	19,000	24,380
CX Technology Co. Ltd.	18,000	16,959
CyberTAN Technology, Inc.(1)	61,000	44,763
DA CIN Construction Co. Ltd.	42,400	57,849
Dafeng TV Ltd.	4,000	6,699
Da-Li Development Co. Ltd.	91,604	100,143
Darfon Electronics Corp.	131,000	220,784
Darwin Precisions Corp.	172,000	75,752
Daxin Materials Corp.	31,000	101,828
Delta Electronics, Inc.	863,000	8,728,643
Depo Auto Parts Ind Co. Ltd.	186,000	840,655
Dimerco Data System Corp.	7,000	23,854
Dimerco Express Corp.(2)	188,925	477,984
D-Link Corp.	369,600	241,592
Double Bond Chemical Industry Co. Ltd.	1,134	1,471
Dr Wu Skincare Co. Ltd.	8,000	40,207
Dynamic Holding Co. Ltd.(2)	253,147	826,232

Dynamic Medical Technologies, Inc.	30,800	101,084
Dynapack International Technology Corp.	88,000	226,711
E Ink Holdings, Inc.(2)	17,000	99,258
E.Sun Financial Holding Co. Ltd.	1,737,881	1,423,233
Eastech Holding Ltd.	107,000	221,945
Eastern Media International Corp.(1)	74,115	55,120
Eclat Textile Co. Ltd.	104,000	1,977,478
ECOVE Environment Corp.	1,000	9,929
Edimax Technology Co. Ltd.(2)	86,000	43,511
Edison Opto Corp.(1)	81,911	63,904
Edom Technology Co. Ltd.(2)	68,200	53,396
eGalax_eMPIA Technology, Inc.	21,174	41,037
Egis Technology, Inc.	20,000	69,674
Elan Microelectronics Corp.	455,000	2,203,238
E-LIFE MALL Corp.	4,000	10,838
Elite Advanced Laser Corp.(2)	55,000	105,058
Elite Material Co. Ltd.(2)	324,000	3,938,059
Elite Semiconductor Microelectronics Technology, Inc.	154,000	465,255
Elitegroup Computer Systems Co. Ltd.	198,000	183,510
eMemory Technology, Inc.	19,000	1,523,552
Emerging Display Technologies Corp.	104,000	102,511
Ennostar, Inc.(1)	244,375	358,745
Eson Precision Ind Co. Ltd.	51,000	99,013
Eternal Materials Co. Ltd.	352,200	333,530
Eurocharm Holdings Co. Ltd.	6,000	33,729
Eva Airways Corp.(2)	3,777,000	3,784,462
Everest Textile Co. Ltd.(1)	2,322	557
Evergreen International Storage & Transport Corp.	447,000	419,544
Evergreen Marine Corp. Taiwan Ltd.(2)	849,676	3,047,791
EVERGREEN Steel Corp.	75,000	195,016
Everlight Chemical Industrial Corp.	130,000	85,093
Everlight Electronics Co. Ltd.	317,000	474,280
Excelliance Mos Corp.	14,000	60,610
Excelsior Medical Co. Ltd.	83,790	233,448
Far Eastern Department Stores Ltd.	224,000	172,879
Far Eastern International Bank	2,440,453	933,443
Far Eastern New Century Corp.	2,547,000	2,494,160
Far EasTone Telecommunications Co. Ltd.	1,095,000	2,904,557
Faraday Technology Corp.(2)	70,000	865,502
Farglory F T Z Investment Holding Co. Ltd.(2)	157,487	276,311
Farglory Land Development Co. Ltd.	253,000	472,669
Federal Corp.(1)	89,000	52,254
Feedback Technology Corp.	29,000	84,591
Feng Hsin Steel Co. Ltd.	101,000	213,209
Feng TAY Enterprise Co. Ltd.	61,376	361,084
Firich Enterprises Co. Ltd.(2)	63,064	62,871
First Financial Holding Co. Ltd.	3,887,216	3,444,436
First Hi-Tec Enterprise Co. Ltd.	62,793	266,312
First Steamship Co. Ltd.(1)(2)	979,210	264,868
FIT Holding Co. Ltd.	75,000	86,773
Fitipower Integrated Technology, Inc.(2)	120,484	1,089,663
Fittech Co. Ltd.	26,223	56,420
FLEXium Interconnect, Inc.(2)	1,678,000	4,702,005
Flytech Technology Co. Ltd.	82,000	176,637
FocalTech Systems Co. Ltd.(1)	53,804	221,830

Forcecon Tech Co. Ltd.	38,595	197,506
Forest Water Environment Engineering Co. Ltd.(1)	70	67
Formosa Advanced Technologies Co. Ltd.	41,000	51,350
Formosa Chemicals & Fibre Corp.	667,000	1,367,985
Formosa International Hotels Corp.(2)	24,000	168,790
Formosa Laboratories, Inc.(2)	160,000	514,013
Formosa Oilseed Processing Co. Ltd.	51,450	89,499
Formosa Petrochemical Corp.	50,000	135,774
Formosa Plastics Corp.(2)	2,118,000	5,473,901
Formosa Sumco Technology Corp.	7,000	36,693
Formosa Taffeta Co. Ltd.(2)	219,000	177,604
Formosan Rubber Group, Inc.	78,300	58,783
Formosan Union Chemical(2)	300,650	200,481
Fortune Electric Co. Ltd.	1,000	8,971
Foxconn Technology Co. Ltd.	825,000	1,407,827
Foxsemicon Integrated Technology, Inc.	71,000	448,764
Franbo Lines Corp.(2)	402,344	236,185
Froch Enterprise Co. Ltd.(2)	118,000	70,814
FSP Technology, Inc.(2)	147,000	245,736
Fu Hua Innovation Co. Ltd.	354,229	332,254
Fubon Financial Holding Co. Ltd.(2)	5,445,868	11,223,327
Fulgent Sun International Holding Co. Ltd.	91,000	429,205
Fulltech Fiber Glass Corp.(2)	160,913	86,816
Fusheng Precision Co. Ltd.	76,000	494,775
G Shank Enterprise Co. Ltd.	177,000	356,922
Galaxy Software Services Corp.	17,280	75,987
Gamania Digital Entertainment Co. Ltd.(2)	228,000	559,152
GEM Services, Inc.	9,000	20,308
GEM Terminal Industrial Co. Ltd.(1)	80,000	70,965
Gemtek Technology Corp.	364,000	397,412
General Interface Solution Holding Ltd.	169,000	356,012
Generalplus Technology, Inc.	27,000	48,206
GeneReach Biotechnology Corp.(2)	18,157	23,398
Genesys Logic, Inc.	12,000	51,381
Genius Electronic Optical Co. Ltd.(2)	71,079	910,676
Getac Holdings Corp.	232,000	755,676
GFC Ltd.	1,000	2,523
Giant Manufacturing Co. Ltd.	53,885	327,442
Giantplus Technology Co. Ltd.	150,000	62,627
Gigabyte Technology Co. Ltd.(2)	1,299,000	10,346,385
Global Brands Manufacture Ltd.	398,280	879,520
Global Lighting Technologies, Inc.	26,000	43,564
Global Mixed Mode Technology, Inc.	69,000	590,915
Global PMX Co. Ltd.(2)	67,000	289,696
Global Unichip Corp.(2)	30,000	1,579,709
Globaltek Fabrication Co. Ltd.	23,000	39,438
Globalwafers Co. Ltd.	97,000	1,809,434
Gloria Material Technology Corp.	191,000	297,948
GMI Technology, Inc.(2)	44,767	31,269
Gold Circuit Electronics Ltd.(2)	270,600	1,972,153
Goldsun Building Materials Co. Ltd.	614,674	533,140
Gordon Auto Body Parts(2)	272,000	260,101
Gourmet Master Co. Ltd.	126,000	403,601
Grand Fortune Securities Co. Ltd.(1)	440,600	178,369
Grand Ocean Retail Group Ltd.(1)	1,000	388

Grand Pacific Petrochemical(2)	2,735,000	1,404,862
Grand Process Technology Corp.	19,000	332,600
Grape King Bio Ltd.	115,000	565,248
Great China Metal Industry	9,000	6,954
Great Tree Pharmacy Co. Ltd.	10,010	111,956
Great Wall Enterprise Co. Ltd.	209,220	377,554
Greatek Electronics, Inc.	199,000	384,355
Group Up Industrial Co. Ltd.	86,000	456,377
GTM Holdings Corp.	22,000	21,173
Gudeng Precision Industrial Co. Ltd.	3,510	42,806
Hai Kwang Enterprise Corp.(1)	79,800	46,329
Hannstar Board Corp.(2)	249,927	454,692
HannStar Display Corp.(1)(2)	2,130,000	784,990
HannsTouch Holdings Co.(1)	303,000	93,794
Harmony Electronics Corp.	17,000	17,197
Harvatek Corp.	62,000	54,307
Heran Co. Ltd.	7,000	24,396
Highlight Tech Corp.	16,000	24,735
Highwealth Construction Corp.	90,987	119,325
Hi-Lai Foods Co. Ltd.	41,000	195,555
HIM International Music, Inc.	49,000	169,511
Hiroca Holdings Ltd.	47,000	64,050
Hitron Technology, Inc.(2)	519,000	519,549
Hiwin Technologies Corp.(2)	923,451	6,750,545
Ho Tung Chemical Corp.	506,000	148,825
Hocheng Corp.(2)	321,320	187,499
Holdings-Key Electric Wire & Cable Co. Ltd.	229,800	212,540
Holiday Entertainment Co. Ltd.	11,050	32,786
Holtek Semiconductor, Inc.	93,000	199,693
Holy Stone Enterprise Co. Ltd.(2)	81,900	262,086
Hon Hai Precision Industry Co. Ltd.	7,791,000	25,305,775
Hong Pu Real Estate Development Co. Ltd.	5,000	4,617
Hong TAI Electric Industrial(2)	276,000	225,119
Horizon Securities Co. Ltd.(1)	356,120	124,873
Hota Industrial Manufacturing Co. Ltd.	3,000	6,155
Hotai Finance Co. Ltd.	133,100	550,174
Hotai Motor Co. Ltd.	38,760	878,683
Hsin Kuang Steel Co. Ltd.	2,000	3,198
Hsin Yung Chien Co. Ltd.	9,900	33,617
Hsing TA Cement Co.	62,000	35,999
HTC Corp.(1)	48,000	77,081
Hu Lane Associate, Inc.	35,225	181,086
Hua Nan Financial Holdings Co. Ltd.	3,470,987	2,470,769
Huaku Development Co. Ltd.	116,000	350,542
Huang Hsiang Construction Corp.	31,000	39,385
Hung Ching Development & Construction Co. Ltd.	31,000	25,795
Hung Sheng Construction Ltd.	318,880	207,785
Huxen Corp.	2,000	3,328
Hwacom Systems, Inc.(2)	205,000	121,167
Hwang Chang General Contractor Co. Ltd.	151,000	168,176
Hycon Technology Corp.	351	669
IBF Financial Holdings Co. Ltd.(1)	1,701,139	628,366
IC Plus Corp.	16,000	24,905
Ichia Technologies, Inc.(2)	471,000	540,286
I-Chiun Precision Industry Co. Ltd.(2)	378,000	560,825

IEI Integration Corp.	130,000	360,695
Infortrend Technology, Inc.	92,000	63,368
Info-Tek Corp.	19,000	33,887
Innodisk Corp.	56,507	563,578
Innolux Corp.(1)	9,306,518	3,760,338
Inpaq Technology Co. Ltd.	54,611	151,120
Insyde Software Corp.	18,000	101,864
Intai Technology Corp.	18,000	70,260
Integrated Service Technology, Inc.(2)	131,000	397,935
Interactive Digital Technologies, Inc.	3,000	6,814
International CSRC Investment Holdings Co.	704,000	443,819
International Games System Co. Ltd.	112,000	2,389,410
Inventec Corp.(2)	1,670,000	2,263,832
Iron Force Industrial Co. Ltd.	104,000	315,151
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	14,656
ITE Technology, Inc.	72,000	360,777
ITEQ Corp.	129,000	366,070
Jarllytec Co. Ltd.	41,000	317,262
Jentech Precision Industrial Co. Ltd.	3,299	68,280
Jess-Link Products Co. Ltd.	51,000	148,105
Jiin Yeeh Ding Enterprise Co. Ltd.	26,400	42,096
Jinan Acetate Chemical Co. Ltd.(2)	27,428	779,767
Jourdeness Group Ltd.	45,000	89,601
K Laser Technology, Inc.	38,000	29,996
Kaimei Electronic Corp.(2)	187,200	453,888
Kaori Heat Treatment Co. Ltd.(2)	53,000	418,623
KEE TAI Properties Co. Ltd.	181,000	97,127
Kenda Rubber Industrial Co. Ltd.	131,041	132,938
Kenmec Mechanical Engineering Co. Ltd.(2)	221,000	444,764
Kerry TJ Logistics Co. Ltd.	94,000	113,907
Kindom Development Co. Ltd.	487,200	584,145
King Polytechnic Engineering Co. Ltd.	153,000	355,851
King Slide Works Co. Ltd.	3,000	83,829
King Yuan Electronics Co. Ltd.(2)	1,021,000	2,708,665
King's Town Bank Co. Ltd.	898,000	1,132,750
Kinik Co.	64,000	376,199
Kinpo Electronics	361,000	181,774
Kinsus Interconnect Technology Corp.	246,000	779,255
KMC Kuei Meng International, Inc.	14,000	56,929
KNH Enterprise Co. Ltd.(1)(2)	99,000	90,731
KS Terminals, Inc.	193,000	451,449
Kung Long Batteries Industrial Co. Ltd.	48,000	204,982
Kung Sing Engineering Corp.(1)	70,400	24,108
Kuo Toong International Co. Ltd.	511,000	747,044
Kuo Yang Construction Co. Ltd.(1)	49,727	29,915
Kura Sushi Asia Co. Ltd.	21,000	80,510
Kwong Lung Enterprise Co. Ltd.	65,000	112,891
L&K Engineering Co. Ltd.(2)	370,000	1,730,862
LandMark Optoelectronics Corp.	15,000	50,849
Lanner Electronics, Inc.	157,940	580,488
Largan Precision Co. Ltd.	37,000	2,826,909
Launch Technologies Co. Ltd.(2)	26,000	48,048
Lealea Enterprise Co. Ltd.(1)(2)	529,040	180,397
Lelon Electronics Corp.(2)	56,138	124,774
Leofoo Development Co. Ltd.(1)	224,000	127,927

Li Cheng Enterprise Co. Ltd.(1)	1,071	717
Li Peng Enterprise Co. Ltd.(1)(2)	391,000	100,850
Lian HWA Food Corp.	52,148	149,863
Lida Holdings Ltd.	24,000	24,449
Lien Hwa Industrial Holdings Corp.	8,600	18,844
Lingsen Precision Industries Ltd.	239,000	182,536
Lion Travel Service Co. Ltd.(1)	1,098	4,887
Lite-On Technology Corp.	1,636,000	5,750,949
Liton Technology Corp.	1,000	1,236
Long Bon International Co. Ltd.(1)	1,800	916
Longchen Paper & Packaging Co. Ltd.	338,889	162,722
Longwell Co.(2)	253,000	500,249
Lotes Co. Ltd.	20,776	616,401
Lotus Pharmaceutical Co. Ltd.(1)(2)	108,000	894,132
Lucky Cement Corp.	60,000	28,936
Lumax International Corp. Ltd.	9,000	25,096
Lung Yen Life Service Corp.(1)	18,000	22,142
Macauto Industrial Co. Ltd.	25,000	62,425
Machvision, Inc.	17,039	107,991
Macroblock, Inc.	27,000	89,361
Macronix International Co. Ltd.(2)	1,941,000	1,788,659
Magnate Technology Co. Ltd.	85,000	87,703
Makalot Industrial Co. Ltd.	412,825	4,732,999
Marketech International Corp.	74,000	318,170
Materials Analysis Technology, Inc.	65,212	498,019
Mechema Chemicals International Corp.	40,000	116,581
MedFirst Healthcare Services, Inc.	12,059	34,339
MediaTek, Inc.	191,000	5,768,104
Mega Financial Holding Co. Ltd.	1,218,142	1,539,630
Mercuries & Associates Holding Ltd.(1)	65,184	28,587
Mercuries Life Insurance Co. Ltd.(1)	1,419,398	232,523
Merry Electronics Co. Ltd.	330,000	1,203,911
Microbio Co. Ltd.	7,914	13,286
Micro-Star International Co. Ltd.	1,276,000	7,491,113
MIN AIK Technology Co. Ltd.	35,000	24,623
Mirle Automation Corp.	41,000	48,030
Mitac Holdings Corp.(2)	961,560	1,234,698
momo.com, Inc.	9,900	164,043
MOSA Industrial Corp.(2)	291,938	229,332
Mosel Vitelic, Inc.	79,000	90,884
Motech Industries, Inc.	2,451	2,206
MPI Corp.	172,000	1,205,593
MSSCORPS Co. Ltd.	29,000	130,086
My Humble House Hospitality Management Consulting(1)	114,000	215,188
Nak Sealing Technologies Corp.	15,000	66,567
Namchow Holdings Co. Ltd.	33,000	53,183
Nan Kang Rubber Tire Co. Ltd.(1)	1,000	1,243
Nan Liu Enterprise Co. Ltd.	6,000	16,019
Nan Pao Resins Chemical Co. Ltd.	29,000	231,465
Nan Ya Plastics Corp.	2,092,000	4,555,617
Nan Ya Printed Circuit Board Corp.(2)	205,000	1,626,296
Nang Kuang Pharmaceutical Co. Ltd.	67,000	119,019
Nantex Industry Co. Ltd.	154,000	188,293
Nanya Technology Corp.(2)	1,427,000	3,419,805
Netronix, Inc.(2)	83,000	245,475

Nexcom International Co. Ltd.(2)	57,000	87,946
Nichidenbo Corp.	85,000	162,658
Nidec Chaun-Choung Technology Corp.	7,000	28,971
Nien Made Enterprise Co. Ltd.	97,000	1,055,061
Niko Semiconductor Co. Ltd.	33,640	70,146
Nishoku Technology, Inc.	6,000	19,961
Novatek Microelectronics Corp.(2)	525,000	8,575,594
Nuvoton Technology Corp.(2)	345,428	1,640,861
Nyquest Technology Co. Ltd.	14,000	41,204
O-Bank Co. Ltd.	800,430	249,078
Ocean Plastics Co. Ltd.(1)	30,000	37,831
Orient Semiconductor Electronics Ltd.(2)	1,716,000	3,245,682
Oriental Union Chemical Corp.	218,000	137,516
O-TA Precision Industry Co. Ltd.(2)	96,000	269,666
Pacific Hospital Supply Co. Ltd.	11,099	30,752
Pan Jit International, Inc.	325,000	736,722
Pan-International Industrial Corp.	318,000	364,936
Parade Technologies Ltd.	2,000	68,731
P-Duke Technology Co. Ltd.	30,105	95,312
Pegatron Corp.	2,058,000	5,345,266
Pegavision Corp.	46,685	601,687
PharmaEngine, Inc.	52,000	167,260
Phihong Technology Co. Ltd.(1)	74,499	148,503
Phison Electronics Corp.(2)	123,000	1,901,316
Phoenix Silicon International Corp.(2)	127,364	217,172
Pixart Imaging, Inc.	70,000	361,511
Pou Chen Corp.(2)	2,474,000	2,442,718
Power Wind Health Industry, Inc.	4,252	15,658
Powerchip Semiconductor Manufacturing Corp.	1,448,000	1,394,154
Powertech Technology, Inc.(2)	1,075,000	3,852,353
Poya International Co. Ltd.	31,614	516,729
President Chain Store Corp.	644,000	5,551,161
President Securities Corp.	540,929	329,333
Primax Electronics Ltd.	532,000	1,097,825
Prince Housing & Development Corp.	361,000	127,456
Promate Electronic Co. Ltd.	22,000	41,334
Prosperity Dielectrics Co. Ltd.	34,000	59,259
Qisda Corp.	260,000	364,011
QST International Corp.	10,886	20,647
Quang Viet Enterprise Co. Ltd.	6,000	22,187
Quanta Computer, Inc.(2)	1,640,000	10,615,970
Quanta Storage, Inc.(2)	622,000	1,569,747
Quintain Steel Co. Ltd.	191,948	89,771
Radiant Opto-Electronics Corp.	1,511,000	6,385,292
Radium Life Tech Co. Ltd.(1)	134,000	41,473
Raydium Semiconductor Corp.	45,000	579,454
Realtek Semiconductor Corp.(2)	462,000	6,643,081
Rechi Precision Co. Ltd.(2)	691,000	446,709
Rexon Industrial Corp. Ltd.(1)	49,000	90,734
Rich Development Co. Ltd.(1)	875,000	273,245
Ritek Corp.(1)	64,281	16,730
Rodex Fasteners Corp.	64,000	89,829
Roo Hsing Co. Ltd.(1)	170,000	21,793
Ruentex Development Co. Ltd.(1)	1,108,260	1,269,930
Ruentex Engineering & Construction Co.(2)	23,290	81,917

Ruentex Industries Ltd.(1)(2)	522,306	1,052,787
Run Long Construction Co. Ltd.	31,000	96,380
Sampo Corp.	50,000	45,926
San Fang Chemical Industry Co. Ltd.	173,000	149,816
San Fu Chemical Co. Ltd.	6,000	25,036
San Shing Fastech Corp.	17,000	30,418
Sanyang Motor Co. Ltd.	454,000	1,059,025
Savior Lifetec Corp.	149,000	98,263
SCI Pharmtech, Inc.	6,862	20,233
Scientech Corp.(2)	37,000	260,653
ScinoPharm Taiwan Ltd.	2,000	1,692
SDI Corp.	15,000	56,638
Senao International Co. Ltd.	1,000	1,251
Senao Networks, Inc.(2)	44,000	345,673
Sensortek Technology Corp.	9,000	133,542
Sesoda Corp.(2)	134,997	139,503
Shanghai Commercial & Savings Bank Ltd.	1,815,565	2,617,052
Sharehope Medicine Co. Ltd.	127,050	136,232
Sheng Yu Steel Co. Ltd.	51,000	46,201
ShenMao Technology, Inc.	192,000	432,024
Shieh Yih Machinery Industry Co. Ltd.	170,000	147,480
Shih Her Technologies, Inc.	24,000	61,552
Shih Wei Navigation Co. Ltd.(2)	296,706	190,124
Shihlin Paper Corp.(1)	30,000	53,621
Shin Foong Specialty & Applied Materials Co. Ltd.	18,000	31,908
Shin Kong Financial Holding Co. Ltd.(1)(2)	8,597,740	2,477,616
Shin Zu Shing Co. Ltd.	261,536	1,029,239
Shining Building Business Co. Ltd.(1)	125,000	43,050
Shinkong Insurance Co. Ltd.	87,000	189,855
Shinkong Synthetic Fibers Corp.	991,000	499,394
Shiny Chemical Industrial Co. Ltd.(2)	39,582	176,574
ShunSin Technology Holding Ltd.	12,000	62,500
Shuttle, Inc.(2)	124,000	69,292
Sigurd Microelectronics Corp.	517,063	1,057,231
Silergy Corp.	12,000	163,673
Silicon Integrated Systems Corp.(2)	359,404	558,194
Simplo Technology Co. Ltd.	180,000	2,190,251
Sinbon Electronics Co. Ltd.	4,000	36,639
Sincere Navigation Corp.(2)	591,060	429,404
Singatron Enterprise Co. Ltd.	48,000	44,338
Sinher Technology, Inc.	15,000	17,764
Sinkang Industries Co. Ltd.	3,000	1,538
Sinmag Equipment Corp.	54,000	263,898
Sino-American Silicon Products, Inc.	1,444,000	8,443,790
Sinon Corp.	506,000	613,525
SinoPac Financial Holdings Co. Ltd.	8,143,326	4,923,384
Sinopower Semiconductor, Inc.	6,600	25,132
Sinyi Realty, Inc.	34,000	32,448
Sitronix Technology Corp.(2)	201,000	1,860,131
Siward Crystal Technology Co. Ltd.(2)	221,000	242,875
Softstar Entertainment, Inc.	1,554	3,910
Soft-World International Corp.	121,000	618,034
Solar Applied Materials Technology Corp.	264,670	342,965
Solomon Technology Corp.(2)	163,000	214,447
Solteam, Inc.	44,863	66,193

Sonix Technology Co. Ltd.	66,000	120,113
Speed Tech Corp.	1,000	1,757
Sporton International, Inc.	102,000	778,161
St Shine Optical Co. Ltd.	39,000	237,666
Standard Chemical & Pharmaceutical Co. Ltd.	16,000	34,064
Standard Foods Corp.	59,000	74,327
Stark Technology, Inc.	35,000	141,134
Sumeeko Industries Co. Ltd.	38,000	116,501
Sunjuice Holdings Co. Ltd.	3,000	24,120
Sunny Friend Environmental Technology Co. Ltd.	11,244	43,198
Sunonwealth Electric Machine Industry Co. Ltd.(2)	330,000	1,037,424
Sunplus Technology Co. Ltd.	25,000	28,932
Sunrex Technology Corp.	74,000	130,997
Supreme Electronics Co. Ltd.	688,353	1,231,408
Swancor Holding Co. Ltd.	92,000	284,718
Sweeten Real Estate Development Co. Ltd.	4,579	3,855
Symtek Automation Asia Co. Ltd.	92,223	321,151
Syncmold Enterprise Corp.	32,000	91,637
Synnex Technology International Corp.	413,000	908,743
Syscom Computer Engineering Co.(2)	89,000	156,523
Systex Corp.	17,000	57,743
T3EX Global Holdings Corp.(2)	194,213	478,588
TA Chen Stainless Pipe	1,802,620	2,229,987
Ta Ya Electric Wire & Cable	128,585	140,408
TAI Roun Products Co. Ltd.	23,000	10,348
TA-I Technology Co. Ltd.	31,750	51,628
Tai Tung Communication Co. Ltd.(1)	46,174	29,357
Taichung Commercial Bank Co. Ltd.	3,092,078	1,564,033
TaiDoc Technology Corp.	81,000	407,294
Taiflex Scientific Co. Ltd.	22,000	29,962
Taigen Biopharmaceuticals Holdings Ltd.(1)	68,000	34,578
Taimide Tech, Inc.	55,000	72,080
Tainan Spinning Co. Ltd.	189,000	99,463
Tai-Saw Technology Co. Ltd.(2)	75,000	68,436
Taishin Financial Holding Co. Ltd.(2)	9,682,382	5,670,757
TaiSol Electronics Co. Ltd.	13,000	25,444
Taisun Enterprise Co. Ltd.	4,000	2,817
Taita Chemical Co. Ltd.(2)	112,850	62,102
TAI-TECH Advanced Electronics Co. Ltd.	15,000	55,304
Taitien Electronics Co. Ltd.	107,000	119,325
Taiwan Business Bank(2)	6,606,204	2,855,793
Taiwan Cement Corp.	757,853	846,251
Taiwan Cogeneration Corp.	57,780	73,970
Taiwan Cooperative Financial Holding Co. Ltd.	3,357,676	2,892,149
Taiwan Fertilizer Co. Ltd.	350,000	713,491
Taiwan Fire & Marine Insurance Co. Ltd.	41,000	32,783
Taiwan FU Hsing Industrial Co. Ltd.	29,000	45,077
Taiwan Glass Industry Corp.(1)(2)	1,035,000	626,940
Taiwan High Speed Rail Corp.	513,000	493,975
Taiwan Hon Chuan Enterprise Co. Ltd.	542,000	2,081,900
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	41,000	52,032
Taiwan IC Packaging Corp.	32,000	15,152
Taiwan Kong King Co. Ltd.	43,000	43,075
Taiwan Line Tek Electronic	196,420	250,921
Taiwan Mask Corp.	52,000	127,977

Taiwan Mobile Co. Ltd.	824,000	2,591,930
Taiwan Navigation Co. Ltd.	350,000	351,000
Taiwan Paiho Ltd.	549,000	1,092,093
Taiwan PCB Techvest Co. Ltd.	238,000	335,335
Taiwan Sakura Corp.	4,000	8,595
Taiwan Secom Co. Ltd.	88,000	347,390
Taiwan Semiconductor Co. Ltd.	76,000	216,569
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,791,131	174,294,958
Taiwan Shin Kong Security Co. Ltd.	7,070	9,152
Taiwan Steel Union Co. Ltd.	22,000	63,892
Taiwan Styrene Monomer	72,000	38,287
Taiwan Surface Mounting Technology Corp.(2)	826,000	2,569,943
Taiwan Takisawa Technology Co. Ltd.	19,000	19,357
Taiwan TEA Corp.(1)(2)	304,000	204,844
Taiwan Union Technology Corp.(2)	477,000	1,871,075
Taiwan-Asia Semiconductor Corp.(2)	200,000	319,317
Taiyen Biotech Co. Ltd.	24,000	26,258
Tatung Co. Ltd.(1)	1,627,000	2,104,777
Tatung System Technologies, Inc.	21,000	34,950
TCI Co. Ltd.	2,000	11,035
Te Chang Construction Co. Ltd.	82,000	185,032
Team Group, Inc.(2)	105,000	292,464
Teco Electric & Machinery Co. Ltd.	2,105,000	3,147,131
Tera Autotech Corp.	114,000	104,896
Test Research, Inc.	60,000	120,066
Test Rite International Co. Ltd.	33,000	21,747
Thermaltake Technology Co. Ltd.	97	133
Thinking Electronic Industrial Co. Ltd.	68,000	334,287
Thye Ming Industrial Co. Ltd.(2)	238,400	546,254
Ton Yi Industrial Corp.	737,000	379,087
Tong Hsing Electronic Industries Ltd.	103,381	555,354
Tong Yang Industry Co. Ltd.	744,000	1,770,261
Tong-Tai Machine & Tool Co. Ltd.	397,000	240,854
Top Bright Holding Co. Ltd.	6,400	25,391
Top Union Electronics Corp.	71,680	76,169
Topco Scientific Co. Ltd.	126,553	740,823
Topkey Corp.	113,000	647,200
Topoint Technology Co. Ltd.	51,000	44,609
TPK Holding Co. Ltd.(2)	523,000	595,429
Trade-Van Information Services Co.	2,000	4,289
Transcend Information, Inc.	59,000	157,287
Tripod Technology Corp.(2)	738,000	4,553,105
Tsang Yow Industrial Co. Ltd.	169,000	182,056
Tsann Kuen Enterprise Co. Ltd.	102,589	128,976
TSC Auto ID Technology Co. Ltd.	8,798	66,308
TSRC Corp.	329,000	252,777
TST Group Holding Ltd.	11,000	45,270
Ttet Union Corp.	6,000	27,564
TTFB Co. Ltd.	23,000	170,255
TTY Biopharm Co. Ltd.	74,000	196,399
Tul Corp.(1)	18,000	54,179
Tung Ho Steel Enterprise Corp.	678,760	1,506,531
Tung Thih Electronic Co. Ltd.	51,000	244,368
TXC Corp.	1,655,000	5,453,489
TYC Brother Industrial Co. Ltd.	478,000	606,761

Tycoons Group Enterprise(1)	46,384	17,321
UDE Corp.	31,000	61,677
Ultra Chip, Inc.	20,000	64,998
U-Ming Marine Transport Corp.(2)	342,000	529,648
Uni Travel Services Co. Ltd.(1)	26	85
Unic Technology Corp.(2)	183,000	152,720
Unimicron Technology Corp.(2)	1,550,000	8,787,745
Union Bank of Taiwan	1,187,185	527,653
Union Insurance Co. Ltd.(1)(2)	155,000	190,826
Uni-President Enterprises Corp.	1,886,000	4,402,580
Unitech Computer Co. Ltd.	46,000	49,333
Unitech Printed Circuit Board Corp.	373,000	247,460
United Integrated Services Co. Ltd.	481,000	3,763,141
United Microelectronics Corp.(2)	9,564,000	14,955,807
United Orthopedic Corp.	63,000	178,745
United Renewable Energy Co. Ltd.	31,085	14,735
Universal Cement Corp.	363,870	331,837
Universal Vision Biotechnology Co. Ltd.	15,582	144,328
Universal, Inc.	17,000	19,330
UPC Technology Corp.	395,000	201,263
Userjoy Technology Co. Ltd.	16,117	41,902
USI Corp.	314,000	197,447
Utechzone Co. Ltd.	60,000	142,029
Vanguard International Semiconductor Corp.(2)	1,627,000	4,147,380
Ventec International Group Co. Ltd.	30,000	85,828
VIA Labs, Inc.	2,000	15,392
Viking Tech Corp.	69,000	127,023
Visco Vision, Inc.(2)	33,000	204,981
Visual Photonics Epitaxy Co. Ltd.	62,000	340,837
Voltronic Power Technology Corp.	33,100	1,700,786
Wafer Works Corp.	148,000	213,245
Wah Hong Industrial Corp.	19,000	21,445
Wah Lee Industrial Corp.	37,740	121,490
Walsin Lihwa Corp.(2)	2,048,553	2,554,023
Walsin Technology Corp.	272,000	1,187,270
Walton Advanced Engineering, Inc.	88,000	42,928
Wan Hai Lines Ltd.(2)	297,640	445,192
WEI Chih Steel Industrial Co. Ltd.	76,000	58,695
Wei Chuan Foods Corp.	82,000	50,852
Weikeng Industrial Co. Ltd.	469,000	430,170
Well Shin Technology Co. Ltd.	16,000	26,160
Wholetech System Hitech Ltd.	33,000	75,464
Win Semiconductors Corp.(2)	99,000	542,862
Winbond Electronics Corp.	2,444,608	2,217,105
Winstek Semiconductor Co. Ltd.(2)	93,000	266,185
WinWay Technology Co. Ltd.	10,000	247,826
Wisdom Marine Lines Co. Ltd.	326,378	508,030
Wisechip Semiconductor, Inc.	12,000	16,028
Wistron Corp.(2)	2,068,000	6,025,152
Wistron Information Technology & Services Corp.(2)	86,345	350,751
Wistron NeWeb Corp.	405,038	1,770,328
Wiwynn Corp.	66,000	3,703,091
Wonderful Hi-Tech Co. Ltd.	202,000	204,930
Wowprime Corp.	140,737	1,100,073
WPG Holdings Ltd.	590,000	1,465,000

WT Microelectronics Co. Ltd.(2)	213,000	808,886
XinTec, Inc.	39,000	171,853
Xxentria Technology Materials Corp.	134,600	324,813
Yageo Corp.(2)	146,822	2,822,466
Yang Ming Marine Transport Corp.(2)	1,595,000	2,146,069
Yankey Engineering Co. Ltd.	45,639	460,266
YC INOX Co. Ltd.	248,486	214,607
YCC Parts Manufacturing Co. Ltd.	79,000	167,338
Yea Shin International Development Co. Ltd.	44,297	45,468
Yem Chio Co. Ltd.	261,579	140,072
Yen Sun Technology Corp.	94,000	138,420
Yeong Guan Energy Technology Group Co. Ltd.(1)	70,000	113,855
YFY, Inc.(2)	1,541,000	1,569,348
Yieh Hsing Enterprise Co. Ltd.(1)	41,000	14,115
Yieh Phui Enterprise Co. Ltd.	259,200	137,628
Young Fast Optoelectronics Co. Ltd.	39,000	48,449
Youngtek Electronics Corp.	50,000	96,762
Yuanta Financial Holding Co. Ltd.	8,089,663	6,730,815
Yulon Finance Corp.	216,990	1,315,507
Yulon Motor Co. Ltd.(2)	1,072,099	2,641,430
YungShin Global Holding Corp.	133,000	197,978
Zeng Hsing Industrial Co. Ltd.	16,115	54,652
Zenitron Corp.	50,000	53,605
Zero One Technology Co. Ltd.	171,526	362,462
Zhen Ding Technology Holding Ltd.(2)	1,320,000	4,376,725
Zinwell Corp.(1)	75,000	56,642
Zippy Technology Corp.	46,000	70,628
Zyxel Group Corp.(2)	645,043	1,156,758
		801,087,432
Thailand — 2.3%
AAPICO Hitech PCL, NVDR	269,200	208,775
Absolute Clean Energy PCL, NVDR(1)	830,900	34,981
Advanced Info Service PCL, NVDR	443,500	2,750,970
Advanced Information Technology PCL, NVDR	307,700	33,958
AEON Thana Sinsap Thailand PCL, NVDR	42,600	192,009
Airports of Thailand PCL, NVDR(1)	1,022,800	1,729,883
AJ Plast PCL, NVDR(1)	39,300	7,105
Amanah Leasing PCL, NVDR	318,700	18,689
Amata Corp. PCL, NVDR	446,200	317,294
Ananda Development PCL, NVDR(1)	53,000	1,101
AP Thailand PCL, NVDR	3,899,800	1,198,031
Aqua Corp. PCL, NVDR(1)	1,757,300	17,493
Asia Aviation PCL, NVDR(1)	50,344	2,734
Asia Plus Group Holdings PCL, NVDR	561,700	44,079
Asian Sea Corp. PCL, NVDR	207,750	38,332
Asset World Corp. PCL, NVDR	1,689,200	177,878
B Grimm Power PCL, NVDR	323,600	232,447
Bangchak Corp. PCL, NVDR	2,570,500	3,176,123
Bangkok Bank PCL, NVDR	74,200	318,712
Bangkok Chain Hospital PCL, NVDR	3,731,500	2,271,843
Bangkok Dusit Medical Services PCL, NVDR	4,286,700	3,201,112
Bangkok Expressway & Metro PCL, NVDR	3,565,100	790,394
Bangkok Land PCL, NVDR(1)	2,403,600	47,839
Bangkok Life Assurance PCL, NVDR	2,205,200	1,237,166
Banpu PCL, NVDR	7,822,166	1,657,843

Banpu Power PCL, NVDR	119,900	49,794
BCPG PCL, NVDR	686,100	173,725
Beauty Community PCL, NVDR(1)	64,400	824
BEC World PCL, NVDR	687,000	102,590
Berli Jucker PCL, NVDR	252,500	188,475
Better World Green PCL, NVDR(1)	4,590,800	73,125
BG Container Glass PCL, NVDR	56,100	12,920
BTS Group Holdings PCL, NVDR	2,493,400	514,634
Bumrungrad Hospital PCL, NVDR	376,900	2,388,990
Cal-Comp Electronics Thailand PCL, NVDR	516,574	22,190
Carabao Group PCL, NVDR	10,500	24,361
Central Pattana PCL, NVDR	1,134,200	2,186,650
Central Plaza Hotel PCL, NVDR(1)	113,900	136,841
Central Retail Corp. PCL, NVDR	471,966	506,804
CH Karnchang PCL, NVDR	471,600	280,475
Charoen Pokphand Foods PCL, NVDR	2,395,700	1,353,969
Chularat Hospital PCL, NVDR	16,116,400	1,290,420
CK Power PCL, NVDR	593,200	53,012
Com7 PCL, NVDR	613,500	399,697
Country Group Development PCL, NVDR(1)	979,000	9,186
Country Group Holdings PCL, NVDR(1)	391,100	8,112
CP ALL PCL, NVDR	1,242,100	1,836,505
CP Axtra PCL, NVDR	20,337	15,613
Delta Electronics Thailand PCL, NVDR	1,197,300	2,651,035
Dhipaya Group Holdings PCL, NVDR	41,000	34,458
Diamond Building Products PCL, NVDR	51,200	11,645
Ditto Thailand PCL, NVDR	57,600	41,359
Dohome PCL, NVDR	309,300	108,226
Dynasty Ceramic PCL, NVDR	1,977,800	88,264
Eastern Polymer Group PCL, NVDR	226,400	45,712
Ekachai Medical Care PCL, NVDR	252,560	52,892
Electricity Generating PCL, NVDR	546,400	2,004,997
Energy Absolute PCL, NVDR	971,300	1,230,194
Erawan Group PCL, NVDR(1)	5,308,940	792,778
Forth Corp. PCL, NVDR	56,900	32,724
G J Steel PCL, NVDR(1)	6,403,900	40,115
GFPT PCL, NVDR	287,200	88,240
Global Power Synergy PCL, NVDR	115,800	149,945
Gulf Energy Development PCL, NVDR	919,820	1,203,286
Gunkul Engineering PCL, NVDR	2,557,400	189,219
Haad Thip PCL, NVDR	27,800	12,655
Hana Microelectronics PCL, NVDR	353,800	450,608
Home Product Center PCL, NVDR	5,305,200	1,779,918
Ichitan Group PCL, NVDR	558,100	226,771
Indorama Ventures PCL, NVDR	1,302,300	907,155
Intouch Holdings PCL, NVDR	247,300	490,968
IRPC PCL, NVDR	3,612,300	203,236
Italian-Thai Development PCL, NVDR(1)	2,149,900	70,248
Jasmine International PCL, NVDR(1)	4,678,200	308,933
JMT Network Services PCL, NVDR	88,068	65,147
Kasikornbank PCL, NVDR	531,900	1,935,270
KCE Electronics PCL, NVDR	1,363,000	2,035,897
KGI Securities Thailand PCL, NVDR	805,200	101,709
Khon Kaen Sugar Industry PCL, NVDR	380,000	28,741
Kiatnakin Phatra Bank PCL, NVDR	99,300	134,902

Krung Thai Bank PCL, NVDR	3,317,600	1,717,293
Krungthai Card PCL, NVDR	757,300	1,006,840
Land & Houses PCL, NVDR	9,052,000	1,982,244
Lanna Resources PCL, NVDR	86,300	36,804
LPN Development PCL, NVDR	441,700	48,991
Major Cineplex Group PCL, NVDR	178,400	77,109
Master Ad PCL, NVDR(1)	1,993,300	31,194
MBK PCL, NVDR	568,700	247,607
MC Group PCL, NVDR	181,500	58,328
MCS Steel PCL, NVDR	184,800	34,137
Mega Lifesciences PCL, NVDR	389,300	439,765
MFEC PCL, NVDR	71,500	12,707
Minor International PCL, NVDR	2,588,400	2,007,161
MK Restaurants Group PCL, NVDR	9,300	10,510
Muangthai Capital PCL, NVDR	776,900	966,683
Namyong Terminal PCL, NVDR	30,600	3,299
Noble Development PCL, Class C, NVDR	205,200	22,522
Nusasiri PCL, NVDR(1)	2,022,600	20,100
Origin Property PCL, NVDR	94,600	23,553
Osotspa PCL, NVDR	389,400	253,125
Plan B Media PCL, NVDR	7,547,800	1,793,314
Polyplex Thailand PCL, NVDR	118,600	36,782
POSCO-Thainox PCL, NVDR	576,900	8,864
Praram 9 Hospital PCL, NVDR	182,600	78,944
Precious Shipping PCL, NVDR	651,100	156,211
Premier Marketing PCL, NVDR	72,700	15,815
Prima Marine PCL, NVDR	866,200	125,726
Property Perfect PCL, NVDR	2,307,910	20,380
Pruksa Holding PCL, NVDR	89,200	30,957
PTG Energy PCL, NVDR	2,237,400	534,346
PTT Exploration & Production PCL, NVDR	735,800	3,158,565
PTT Global Chemical PCL, NVDR	1,697,100	1,861,296
PTT Oil & Retail Business PCL, NVDR	2,148,500	1,215,942
PTT PCL, NVDR	5,392,500	5,326,956
Quality Houses PCL, NVDR	26,545,000	1,630,093
R&B Food Supply PCL, NVDR	29,500	11,055
Rabbit Holdings PCL, NVDR(1)	3,088,800	45,740
Raimon Land PCL, NVDR(1)	1,000,000	12,229
Rajthanee Hospital PCL, NVDR	65,600	50,861
Ratch Group PCL, NVDR	645,450	596,575
Ratchthani Leasing PCL, NVDR	1,412,500	109,310
Regional Container Lines PCL, NVDR	3,042,300	1,677,816
Rojana Industrial Park PCL, NVDR	239,200	39,474
RS PCL, NVDR	208,010	79,868
S Hotels & Resorts PCL, NVDR(1)	1,097,200	79,822
S Kijchai Enterprise PCL, R Shares, NVDR	189,900	22,771
Sabina PCL, NVDR	189,300	143,925
Samart Corp. PCL, NVDR(1)	72,200	9,120
Sansiri PCL, NVDR	34,054,500	1,618,797
Sappe PCL, NVDR	3,200	6,713
SC Asset Corp. PCL, NVDR	869,800	76,243
SCB X PCL, NVDR	169,600	478,678
SCGJWD Logistics PCL, NVDR	164,800	67,507
SEAFCO PCL, NVDR(1)	16,100	1,236
Sermsang Power Corp. Co. Ltd., NVDR	416,975	85,939

Siam Cement PCL, NVDR	367,200	2,996,901
Siam City Cement PCL, NVDR	19,500	72,898
Siam Global House PCL, NVDR	1,634,959	780,261
Siamgas & Petrochemicals PCL, NVDR	124,500	30,430
Sikarin PCL, NVDR	21,100	6,179
Singer Thailand PCL, NVDR	304,200	104,788
Singha Estate PCL, NVDR	1,000,000	24,758
Sino-Thai Engineering & Construction PCL, NVDR	1,353,900	344,757
SISB PCL, NVDR	89,700	80,268
SNC Former PCL, NVDR	107,500	26,587
Somboon Advance Technology PCL, NVDR	159,800	79,077
SPCG PCL, NVDR	87,000	30,188
Sri Trang Agro-Industry PCL, NVDR	940,600	409,299
Srisawad Capital 1969 PCL, NVDR	228,500	23,253
Srisawad Corp. PCL, NVDR	1,408,300	1,772,145
Srivichai Vejvivat PCL, NVDR	93,400	19,649
Star Petroleum Refining PCL, NVDR	459,000	106,777
STP & I PCL, NVDR(1)	367,800	30,332
Supalai PCL, NVDR	915,500	458,437
Super Energy Corp. PCL, NVDR(1)	6,494,800	81,203
Susco PCL, NVDR	694,300	84,457
Synnex Thailand PCL, NVDR	47,100	13,678
Taokaenoi Food & Marketing PCL, Class R, NVDR	609,400	159,112
Tata Steel Thailand PCL, NVDR	498,600	11,619
TEAM Consulting Engineering & Management PCL, NVDR	535,560	71,934
Thai Airways International PCL, NVDR(1)	20,500	1,935
Thai Oil PCL, NVDR	1,455,000	2,126,551
Thai Solar Energy PCL, NVDR	212,200	10,801
Thai Union Group PCL, NVDR	4,767,100	1,991,117
Thai Vegetable Oil PCL, NVDR	227,700	136,532
Thaicom PCL, NVDR	978,300	342,820
Thaifoods Group PCL, NVDR	365,800	32,447
Thanachart Capital PCL, NVDR	118,400	161,544
Thonburi Healthcare Group PCL, NVDR	1,087,100	1,901,262
Thoresen Thai Agencies PCL, NVDR	845,900	126,214
Tipco Asphalt PCL, NVDR	489,900	229,723
Tisco Financial Group PCL, NVDR	222,300	614,630
TKS Technologies PCL, NVDR	43,200	8,411
TMBThanachart Bank PCL, NVDR	21,779,300	953,506
TOA Paint Thailand PCL, NVDR	158,600	95,709
TPI Polene PCL, NVDR	1,342,100	52,618
TPI Polene Power PCL, NVDR	537,300	50,701
TQM Alpha PCL, NVDR	96,100	75,953
TRC Construction PCL, NVDR(1)	7,280,500	89,474
Triple i Logistics PCL, NVDR	331,586	98,066
True Corp. PCL, NVDR	9,455,564	1,508,569
TTW PCL, NVDR	244,900	61,624
Unique Engineering & Construction PCL, NVDR(1)	129,200	10,637
United Paper PCL, NVDR	45,600	14,384
Univentures PCL, NVDR	191,000	11,416
Vanachai Group PCL, NVDR	117,200	12,331
VGI PCL, NVDR	194,070	10,990
WHA Corp. PCL, NVDR	3,409,900	485,457
Workpoint Entertainment PCL, NVDR	45,500	14,231

Xspring Capital PCL, NVDR(1)	3,816,100	109,573
		98,219,005
Turkey — 1.0%
AG Anadolu Grubu Holding AS	7,413	48,889
Akbank TAS	2,244,279	2,617,929
Aksa Akrilik Kimya Sanayii AS	43,628	130,399
Aksa Enerji Uretim AS	67,604	80,560
Alarko Holding AS	65,005	227,449
Albaraka Turk Katilim Bankasi AS(1)	2,145,625	298,154
Anadolu Anonim Turk Sigorta Sirketi(1)	78,186	178,332
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,148	54,234
Aselsan Elektronik Sanayi Ve Ticaret AS	389,942	660,461
Bagfas Bandirma Gubre Fabrikalari AS	24,987	34,951
Baticim Bati Anadolu Cimento Sanayii AS(1)	23,006	138,819
Bera Holding AS(2)	868,309	419,737
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	52,638	93,640
BIM Birlesik Magazalar AS	260,319	2,779,083
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)	12,816	299,013
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	7,780
Cimsa Cimento Sanayi VE Ticaret AS	223,747	267,160
Coca-Cola Icecek AS	32,980	462,125
Dogan Sirketler Grubu Holding AS	546,903	250,125
Dogus Otomotiv Servis ve Ticaret AS	10,857	92,251
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,143	8,593
Enerjisa Enerji AS	12,582	20,711
Eregli Demir ve Celik Fabrikalari TAS(1)	325,466	462,031
Esenboga Elektrik Uretim AS	72,198	52,640
Ford Otomotiv Sanayi AS	17,826	519,597
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	38,320	109,394
Goodyear Lastikleri TAS(1)	456	340
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	150,862	165,864
GSD Holding AS	318,475	43,646
Gubre Fabrikalari TAS(1)(2)	5,436	71,585
Haci Omer Sabanci Holding AS	684,257	1,445,654
Hektas Ticaret TAS(1)	128,478	99,371
Info Yatirim AS	170,752	79,996
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	33,311	45,704
Is Finansal Kiralama AS(1)	128,833	60,344
Is Yatirim Menkul Degerler AS	169,775	181,948
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	382,092	327,191
Kervan Gida Sanayi Ve Ticaret AS	40,141	30,973
KOC Holding AS	629,912	3,082,663
Kordsa Teknik Tekstil AS	10,599	30,781
Koza Altin Isletmeleri AS	480,365	386,916
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	64,168	122,681
Logo Yazilim Sanayi Ve Ticaret AS	21,409	58,607
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	41,814	146,804
Migros Ticaret AS	265,773	3,312,677
MLP Saglik Hizmetleri AS(1)	42,404	220,674
Naturel Yenilenebilir Enerji Ticaret AS	31,470	60,105
NET Holding AS(1)	41,981	30,243
Nuh Cimento Sanayi AS	7,046	79,321
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	2,411,027	912,457
Pegasus Hava Tasimaciligi AS(1)	51,737	1,264,751
Petkim Petrokimya Holding AS(1)	208,304	156,032

Polisan Holding AS		239,551	119,110
Ral Yatirim Holding AS(1)		20,891	57,143
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS		23,773	24,713
Sasa Polyester Sanayi AS(1)		142,652	246,860
Sekerbank Turk AS		2,265,431	549,845
Selcuk Ecza Deposu Ticaret ve Sanayi AS		14,657	28,302
Sok Marketler Ticaret AS		348,007	706,461
TAV Havalimanlari Holding AS(1)		479,784	1,926,708
Tekfen Holding AS		89,065	139,265
Tofas Turk Otomobil Fabrikasi AS		15,025	124,057
Tukas Gida Sanayi ve Ticaret AS(1)		306,939	84,322
Turk Hava Yollari AO(1)		514,757	4,478,420
Turk Traktor ve Ziraat Makineleri AS		15,206	363,648
Turkcell Iletisim Hizmetleri AS, ADR(1)		477,093	2,375,923
Turkiye Halk Bankasi AS(1)		139,732	62,879
Turkiye Is Bankasi AS, C Shares		3,631,311	2,701,409
Turkiye Petrol Rafinerileri AS		686,485	3,630,941
Turkiye Sinai Kalkinma Bankasi AS(1)		1,116,524	275,643
Turkiye Sise ve Cam Fabrikalari AS		673,356	1,149,014
Turkiye Vakiflar Bankasi TAO, D Shares(1)		578,459	278,722
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)		777	4,188
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS		43,355	112,912
Vestel Elektronik Sanayi ve Ticaret AS(1)		183,872	380,532
Yapi ve Kredi Bankasi AS		1,163,450	774,986
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS		10,342	10,620
Zorlu Enerji Elektrik Uretim AS(1)		7,084,864	1,248,021
			44,586,029
United States†
Emeren Group Ltd., ADR(1)		44,262	107,114
EVERTEC, Inc.(1)		283	10,383
			117,497
TOTAL COMMON STOCKS (Cost $4,225,270,014)			4,368,158,548
RIGHTS†
Brazil†
Cia Brasileira de Aluminio(1)		19,395	1,813
China†
Zhejiang Expressway Co. Ltd.(1)		1,246,400	140,416
Thailand†
SCC Rates(1)		46,130	13
TOTAL RIGHTS (Cost $—)			142,242
WARRANTS†
Thailand†
Kiatnakin Phatra Bank PCL, NVDR(1)		8,275	410
Kiatnakin Phatra Bank PCL, NVDR(1)		8,275	45
MBK PCL, NVDR(1)		7,224	2,649
Nusasiri PCL, NVDR(1)		404,520	814
TEAM Consulting Engineering & Management PCL, NVDR(1)		89,260	1,048
TOTAL WARRANTS (Cost $—)			4,966
CORPORATE BONDS†
India†
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $1,668)(4) (Cost $1,668)	INR	121,365	1,438

SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,865,888	2,865,888
State Street Navigator Securities Lending Government Money Market Portfolio(5)	34,010,545	34,010,545
TOTAL SHORT-TERM INVESTMENTS (Cost $36,876,433)		36,876,433
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $4,262,148,115)		4,405,183,627
OTHER ASSETS AND LIABILITIES — (1.1)%		(47,284,953)
TOTAL NET ASSETS — 100.0%		$4,357,898,674

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	20.6%
Financials	18.8%
Consumer Discretionary	14.0%
Industrials	10.1%
Materials	9.8%
Communication Services	7.1%
Energy	5.5%
Consumer Staples	4.7%
Health Care	4.3%
Utilities	3.2%
Real Estate	2.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
INR	–	Indian Rupee
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $234,183,962. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,438, which represented less than 0.05% of total net assets.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $253,221,455, which includes securities collateral of $219,210,910.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$169,724,747	$106,731,795	—
Chile	6,004,411	19,248,912	—
China	307,990,057	796,741,934	—
Colombia	6,437,548	1,413,469	—
India	55,199,842	761,191,510	—
Indonesia	7,493,190	82,892,836	—
Mexico	41,877,205	87,863,733	—
Peru	12,868,368	—	—
Philippines	1,686,108	29,074,866	—
South Africa	30,032,262	121,261,505	—
South Korea	60,151,887	552,155,659	—
Taiwan	192,185,885	608,901,547	—
Turkey	2,375,923	42,210,106	—
United States	107,114	10,383	—
Other Countries	—	264,325,746	—
Rights	—	142,242	—
Warrants	—	4,966	—
Corporate Bonds	—	1,438	—
Short-Term Investments	36,876,433	—	—
	$931,010,980	$3,474,172,647	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.